Filed electronically with the Securities and Exchange Commission on
                                September 28, 2001


                                                               File No. 2-36238
                                                               File No. 811-2021

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933                             /   /
                         Pre-Effective Amendment No. ___                   /   /
                         Post-Effective Amendment No. 77                   / X /
                                                      --
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                    /   /
                                Amendment No. 61                           / X /
                                              --

                            SCUDDER SECURITIES TRUST
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
                ------------------------------------ -----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572
                                                           --------------


                                  John Millette
                        Zurich Scudder Investments, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

/   / Immediately upon filing pursuant to paragraph (b)    / X / On October 1, 2001 pursuant to paragraph (b)
/   / 60 days after filing pursuant to paragraph (a)(1)    /   / On ________ pursuant to paragraph (a)(1)
/   / 75 days after filing pursuant to paragraph (a)(2)    /   / On ________ pursuant to paragraph (a) (2) of Rule 485.



If appropriate, check the following box:
/   / This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment

                                                                     SCUDDER
                                                                     INVESTMENTS


Sector Funds

Scudder Health Care Fund

Supplement to Prospectus Dated October 1, 2001

Scudder Technology Fund
formerly Kemper Technology Fund

Supplement to Prospectus Dated February 1, 2001
as revised June 25, 2001

CLASS I SHARES

--------------------------------------------------------------------------------

Scudder Health Care Fund currently offers six classes of shares and Scudder Technology Fund currently offers four classes of shares to provide investors with different purchasing options. Each fund offers Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder Health Care Fund offers Class AARP and Class S shares, which are described in the fund's prospectus dated October 1, 2001. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how Class I shares of Scudder Technology Fund's returns over different periods average out. For context, the table has broad-based market indices (which, unlike the fund, do not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results. Performance for Class I shares of Scudder Health Care Fund is not provided because this class does not have a full calendar year of performance.

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                                                      Since
                                        1 Year        5 Years       Inception
--------------------------------------------------------------------------------
Scudder Technology Fund                 -23.96          24.97         24.65*
--------------------------------------------------------------------------------
Index 1                                  -9.10          18.33        19.42**
--------------------------------------------------------------------------------
Index 2                                 -22.42          18.15        19.18**
--------------------------------------------------------------------------------
Index 3                                 -35.35          26.96        25.60**
--------------------------------------------------------------------------------

*  Since 7/3/1995.

** Index comparison begins 6/30/1995.

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

Index 3: Hambrecht & Quist Technology Index, an unmanaged index composed of approximately 275 technology stocks, including companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, paid directly from your investment.

                                   Maximum
                                  Contingent    Maximum
                      Maximum     Deferred       Sales
                   Sales Charge     Sales        Charge
                     (Load)         Charge      (Load)
                    Imposed on      (Load)    Imposed on
                   Purchases (%     (% of     Reinvested
                   of offering    redemption  Dividends     Redemption  Exchange
                      price)      proceeds)   Distributions     Fee         Fee
--------------------------------------------------------------------------------
Scudder Health
Care Fund              None          None        None         None        None
--------------------------------------------------------------------------------
Scudder
Technology Fund        None          None        None         None        None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets.


                                                                         Total
                                                                        Annual
                                             Distribution/               Fund
                                Management      Service     Other      Operating
                                    Fee      (12b-1) Fees  Expenses*   Expenses
--------------------------------------------------------------------------------
Scudder Health Care Fund          0.85%          None       0.10%        0.95%
--------------------------------------------------------------------------------
Scudder Technology Fund           0.52           None       0.10         0.62
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.10%.

Information in the table has been restated to reflect a new fixed rate administrative fee for each fund.

Example

Based on the costs above, this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.
                                        1 Year    3 Years    5 Years   10 Years
--------------------------------------------------------------------------------
 Scudder Health Care Fund                  $97      $303       $525    $1,166
--------------------------------------------------------------------------------
 Scudder Technology Fund                    63       199        346       774
--------------------------------------------------------------------------------

Financial Highlights

Scudder Health Care Fund -- Class I

                                                                Period Ended
                                                               May 31, 2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                        (2.88)
--------------------------------------------------------------------------------
  Total from investment operations                                    (2.90)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $20.44
--------------------------------------------------------------------------------
Total return (%)(c)                                                  (12.43)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   --
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                   .95*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.29)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              65
--------------------------------------------------------------------------------

(a) For the period December 29, 2000 (commencement of sales of Class I shares) to May 31, 2001.

(b)  Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Technology Fund -- Class I

--------------------------------------------------------------------------------
Years ended October 31,          2000      1999      1998      1997      1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of year                          $21.54    $11.86    $13.19    $13.20    $14.64
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
  (loss) (a)                         --      (.02)     (.02)     (.04)     (.07)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions         10.07     10.77       .83      2.14       .76
--------------------------------------------------------------------------------
  Total from investment
  operations                      10.07     10.75       .81      2.10       .69
--------------------------------------------------------------------------------
  Less distributions from:
  Net realized gain on
  investment transactions         (1.94)    (1.07)    (2.14)    (2.11)    (2.13)
--------------------------------------------------------------------------------
Net asset value, end of year     $29.67    $21.54    $11.86    $13.19    $13.20
--------------------------------------------------------------------------------
Total return (%)                  47.62     95.39      8.44     17.23      8.06
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                 58,992    34,086    19,389    20,004    17,834
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)              .70       .65       .67       .74       .76
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)              .69       .64       .67       .74       .76
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                  (.01)     (.09)     (.12)     (.27)     (.49)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          59        59       146       192       121
--------------------------------------------------------------------------------

(a)  Based on monthly average shares outstanding during the period.

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.











October 1, 2001

                                                                     SCUDDER
                                                                     INVESTMENTS

                              Sector Funds
                              Advisor Classes A, B and C



Prospectus
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              Scudder-Dreman Financial Services Fund
                              February 1, 2001, as revised June 25, 2001

                              Scudder Gold Fund
                              March 1, 2001, as revised June 25, 2001

                              Scudder Health Care Fund
                              October 1, 2001

                              Scudder Technology Fund
                              February 1, 2001, as revised June 25, 2001

                              Scudder Technology Innovation Fund
                              October 1, 2001


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

   How the Funds Work

     4  Scudder-Dreman Financial
        Services Fund

     8  Scudder Gold Fund

    12  Scudder Health Care Fund

    16  Scudder Technology Fund

    20  Scudder Technology
        Innovation Fund

    24  Other Policies and Risks

    25  Who Manages and Oversees
        the Funds

    28  Financial Highlights


   How to Invest in the Funds

    41  Choosing a Share Class

    46  How to Buy Shares

    47  How to Exchange or Sell
        Shares

    48  Policies You Should Know
        About

    54  Understanding Distributions
        and Taxes

  How the Funds Work

  On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

  Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                 ticker symbol   KDFAX       KDFBX       KDFCX
                                 fund number     084         284         384

  Scudder-Dreman Financial Services Fund
  formerly Kemper-Dreman Financial Services Fund
--------------------------------------------------------------------------------

     The Fund's Main Investment Strategy

     The fund seeks to provide long-term capital appreciation. The fund normally invests at least 65% of total assets in equity securities (mainly common stocks) of financial services companies. This may include companies of any size that commit at least half of their assets to the financial services sector or derive at least half of their revenues or net income from that sector. The major types of financial services companies are banks, insurance companies, savings and loans, securities brokerage firms and diversified financial companies.

     The portfolio manager begins by screening for financial services stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The manager then compares a company's stock price to its book value, cash flow and yield, and analyzes individual companies to identify those that are financially sound and appear to have strong potential for long-term growth.

     The manager assembles the fund's portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various financial industries. The manager may favor securities from different industries in the financial sector at different times, while still maintaining variety in terms of industries and companies represented.

     The fund will normally sell a stock when it reaches a target price, its fundamental factors have changed or it has performed below the manager's expectations.

--------------------------------------------------------------------------------
OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 30% of total assets in foreign securities, and up to 35% of total assets in investment-grade debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the manager doesn't intend to use them as principal investments and may not use them at all.

     The Main Risks of Investing in the Fund

     There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

     As with most stock funds, the most important factor with this fund is how stock markets perform -- in this case, financial services stocks. When prices of financial services stocks fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates in a single sector increases this risk, because factors affecting that sector could affect fund performance. For example, financial services companies could be hurt by such factors as changing government regulations, increasing competition and interest rate movements.

     Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

     Other factors that could affect performance include:

     o the manager could be wrong in his analysis of companies, sectors, economic trends or other matters

     o    value stocks may be out of favor for certain periods

     o foreign securities tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

     o the bond portion of the portfolio could be hurt by rising interest rates or declines in credit quality

     o    derivatives could produce disproportionate losses

     o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for long-term investors who can accept the above-average risks of sector-specific investment and are interested in exposure to the financial services sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder-Dreman Financial Services Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

1999     -4.52
2000     23.27

Best Quarter: 22.64%, Q3 2000             Worst Quarter: -13.34%, Q3 1999



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                                  1 Year        Since Inception*
--------------------------------------------------------------------------------
Class A                                            16.18               4.76
--------------------------------------------------------------------------------
Class B                                            19.38               5.10
--------------------------------------------------------------------------------
Class C                                            22.34               6.19
--------------------------------------------------------------------------------
Index                                              26.08              10.01
--------------------------------------------------------------------------------

Index: Standard & Poors Financial Index, an unmanaged capitalization-weighted price-only index representing 11 financial industries and 74 financial companies.

*    Since 3/9/1998. Index comparison begins 3/31/1998.

In both the chart and the table, total returns would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                         Class A    Class B    Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                    5.75%       None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                  None*       4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                     0.75%       0.75%      0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                   0.25        1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                   0.36        0.41       0.38
--------------------------------------------------------------------------------
Total Annual Operating Expenses                    1.36        2.16       2.13
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.350%, 0.400% and 0.375% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                           1 Year      3 Years     5 Years      10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                      $706        $981       $1,277       $2,116
--------------------------------------------------------------------------------
Class B shares                       619         976        1,359        2,103
--------------------------------------------------------------------------------
Class C shares                       316         667        1,144        2,462
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                      $706        $981       $1,277       $2,116
--------------------------------------------------------------------------------
Class B shares                       219         676        1,159        2,103
--------------------------------------------------------------------------------
Class C shares                       216         667        1,144        2,462
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                   fund number   419         619         719


  Scudder Gold Fund
--------------------------------------------------------------------------------

     The Fund's Main Investment Strategy

     The fund seeks maximum return (principal change and income) by investing, under normal market conditions, at least 65% of total assets in common stocks and other equities of U.S. and foreign gold-related companies and in gold coin and bullion. These companies may be involved in any of several gold-related activities, such as gold exploration, mining, fabrication, processing and distribution. At all times, the fund invests at least 25% of total assets in securities related to gold and other precious metals and directly in gold and precious metals.

     In deciding which types of investments to buy and sell, the portfolio managers first consider the relative attractiveness of gold compared to stocks and decide on allocations for each. Their decisions are generally based on a number of factors, including changes in supply and demand for gold and broad economic projections.

     In choosing individual securities, the portfolio managers use a combination of two analytical disciplines:

     Bottom-up research. The managers look for companies with strong management and highly marketable securities. They also consider the ore quality of metals mined by a company, its fabrication techniques and costs and its unmined reserves, among other factors.

     Growth orientation. The managers prefer companies that offer the potential for sustainable above-average revenues or earnings growth and whose market value appears reasonable in light of their business prospects.

--------------------------------------------------------------------------------

OTHER INVESTMENTS The fund may invest up to 35% of total assets in:

o stocks or high-quality debt securities of companies in precious metals and minerals operations,

o    precious metals other than gold and

o    debt securities whose return is linked to precious metals prices.

Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, commodities, currencies or securities), the managers don't intend to use them as principal investments, and may not use them at all.

     The fund will normally sell a stock when it reaches a target price or when its fundamental factors have changed.

     The Main Risks of Investing in the Fund

     There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

     The most important factor with this fund is gold prices. When gold prices fall, you should expect the value of your investment to fall as well. Gold prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, gold prices tend to be weak.

     Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Prices of gold-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as political economic uncertainty. These risks tend to be greater in emergiand ng markets, so to the extent that the fund invests in emerging markets, it takes on greater risks. The fund concentrates in gold and other precious metals-related securities and is not diversified. As a result, the fund can invest a larger percentage of assets in a given stock than a diversified fund and may be subject to greater volatility than a diversified fund.

     Another risk factor is currency exchange rates. When the dollar value of a foreign currency falls, so does the value of any investments the fund owns that are denominated in that currency. This is separate from market risk and may add to market losses or reduce market gains.

     Other factors that could affect performance include:

     o the managers could be wrong in their analysis of industries, companies, economic trends, geographical areas or other matters

     o a company's exploration or extraction operations could prove unprofitable

     o    derivatives could produce disproportionate losses

     o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------
This fund is designed for investors interested in exposure to all areas of the gold market and who understand the risks connected with it.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The share classes offered in this prospectus -- Classes A, B and C -- are newly offered. In the bar chart, the performance figures for Class A are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower. In the table, the performance figures for each share class are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Gold Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1991           -7.19
1992           -9.29
1993           59.03
1994           -7.71
1995           12.86
1996           31.75
1997          -41.00
1998          -16.94
1999            8.76
2000           -9.24

Best Quarter: 36.42%, Q1 1996             Worst Quarter: -25.55%, Q4 1997



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                     -14.46               -9.69               -1.76
--------------------------------------------------------------------------------
Class B                     -12.69               -9.73               -2.18
--------------------------------------------------------------------------------
Class C                      -9.94               -9.32               -1.94
--------------------------------------------------------------------------------
Index                        -9.10               18.33               17.44
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Total returns from 1991 through 1992 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A        Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases (% of offering price)         5.75%           None          None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales
Charge (Load) (% of redemption
proceeds)                                  None*           4.00%         1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             1.00%           1.00%         1.00%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25            1.00          1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.68            0.73          0.71
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.93            2.73          2.71
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.675%, 0.725% and 0.70% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares              $760         $1,146         $1,557        $2,699
--------------------------------------------------------------------------------
Class B shares               676          1,147          1,645         2,693
--------------------------------------------------------------------------------
Class C shares               374            841          1,435         3,041
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares              $760         $1,146         $1,557        $2,699
--------------------------------------------------------------------------------
Class B shares               276            847          1,445         2,693
--------------------------------------------------------------------------------
Class C shares               274            841          1,435         3,041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                 ticker symbol   SUHAX       SUHBX       SUHCX
                                 fund number     452         652         752

  Scudder Health Care Fund
--------------------------------------------------------------------------------

     The Fund's Main Investment Strategy

     The fund seeks long-term growth of capital by investing at least 80% of total assets in common stocks of companies in the health care sector. The fund will invest in securities of U.S. companies, but may invest in foreign companies as well; the companies may be of any size and commit at least half of their assets to the health care sector, or derive at least half of their revenues or net income from that sector. The industries in the health care sector are pharmaceuticals, biotechnology, medical products and supplies, and health care services.

     In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

     Bottom-up research. The managers look for individual companies with innovative, cost-effective products and services, new tests or treatments, the ability to take advantage of demographic trends, and strong management.

     Growth orientation. The managers prefer companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

     Top-down analysis. The managers intend to divide the fund's holdings among the industries in the health care sector, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry.

     The fund will normally sell a stock when it reaches a target price, when its fundamental factors have changed, when the managers believe other investments offer better opportunities, or in the course of adjusting its emphasis on a given health care industry.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in U.S. Treasury and agency debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments.

     The Main Risks of Investing in the Fund

     There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

     As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates its investments in the industries of the health care sector increases this risk, because factors affecting that sector could affect fund performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

     Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies.

     Other factors that could affect performance include:

     o the managers could be wrong in their analysis of companies, industries, economic trends, geographic areas or other matters

     o    growth stocks may be out of favor for certain periods

     o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

     o    derivatives could produce disproportionate losses

     o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors who are comfortable with the higher risks of a fund that focuses on an often-volatile sector and are interested in gaining exposure to the health care sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Classes A, B and C was December 29, 2000. In the bar chart, the performance figures for Class A, prior to its inception, are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower.

In the table, the performance figures for each share class prior to its inception, are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Health Care Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                                 Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999           11.10
2000           59.35

2001 Total Return as of June 30: -11.14%
Best Quarter: 21.24%, Q2 2000                    Worst Quarter: -6.27%, Q3 1999

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                               1 Year          Since Inception*
--------------------------------------------------------------------------------
Class A                                         50.19               24.84
--------------------------------------------------------------------------------
Class B                                         55.08               25.77
--------------------------------------------------------------------------------
Class C                                         58.12               26.50
--------------------------------------------------------------------------------
Index                                           -9.10                8.18
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

*   Since 3/2/1998. Index comparison begins 3/31/1998.

In the chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay


This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                       Class A     Class B     Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                   5.75%      None        None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                 None*      4.00%       1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.85%      0.85%       0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                  0.25       1.00        1.00
--------------------------------------------------------------------------------
Other Expenses**                                  0.38       0.43        0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.48       2.28        2.25
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.375%, 0.425% and 0.400% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years       5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $717          $1,016        $1,336         $2,242
--------------------------------------------------------------------------------
Class B shares              631           1,012         1,420          2,230
--------------------------------------------------------------------------------
Class C shares              328             703         1,205          2,585
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $717          $1,016        $1,336         $2,242
--------------------------------------------------------------------------------
Class B shares              231             712         1,220          2,230
--------------------------------------------------------------------------------
Class C shares              228             703         1,205          2,585
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                 ticker symbol   KTCAX       KTCBX       KTCCX
                                 fund number     001         201         301

  Scudder Technology Fund
  formerly Kemper Technology Fund
--------------------------------------------------------------------------------

     The Fund's Main Investment Strategy

     The fund seeks growth of capital.

     The fund normally invests at least 65% of total assets in common stocks of U.S. companies in the technology sector. These may include companies of any size that commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are aerospace, electronics, computers/software, medicine/biotechnology, geology and oceanography.

     In choosing stocks, the portfolio managers look for individual companies that have robust and sustainable earnings growth, large and growing markets, innovative products and services and strong balance sheets, among other factors.

     The managers may favor securities from different industries and companies within the technology sector at different times, while still maintaining variety in terms of the industries and companies represented.

     The fund will normally sell a stock when the managers believe its price is unlikely to go much higher, its fundamental qualities have deteriorated or other investments offer better opportunities.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in U.S. stocks, it could invest up to 25% of total assets in foreign securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments and may not use them at all.

     The Main Risks of Investing in the Fund

     There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

     As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund focuses on one market sector increases this risk, because factors affecting this sector affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition, rapid product obsolescence and competing technologies.

     Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Many technology companies are smaller companies that may have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

     Other factors that could affect performance include:

     o    the  managers   could  be  wrong  in  their   analysis  of  companies,
          industries, economic trends or other matters

     o    growth stocks may be out of favor for certain periods

     o foreign securities may be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

     o    derivatives could produce disproportionate losses

     o at times, market conditions might make it hard to value some investments or to get an attractive price for them



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The bar chart does not reflect sales loads; if it did, total returns would be lower. The table shows how fund performance compares with three broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The table includes the effect of maximum sales loads. The performance of both the fund and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or C and the current applicable sales charge of Class B.

Scudder Technology Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                         Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

1991             44.35
1992             -1.19
1993             11.69
1994             11.35
1995             42.77
1996             20.60
1997              7.11
1998             43.59
1999            114.28
2000            -24.31

Best Quarter: 57.80%, Q4 1999             Worst Quarter: -31.54%, Q4 2000

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                            1 Year              5 Years            10 Years
--------------------------------------------------------------------------------
Class A                      -28.66               23.18               21.79
--------------------------------------------------------------------------------
Class B                      -26.98               23.30               21.29
--------------------------------------------------------------------------------
Class C                      -24.92               23.54               21.48
--------------------------------------------------------------------------------
Index 1                      -35.35               17.84               26.26
--------------------------------------------------------------------------------
Index 2                      -22.42               18.15               17.33
--------------------------------------------------------------------------------
Index 3                       -9.10               18.33               17.46
--------------------------------------------------------------------------------

Index 1: Hambrecht & Quist Technology Index, an unmanaged index composed of approximately 275 technology stocks, including companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

Index 3: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                          Class A   Class B    Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases (% of offering price)                      5.75%     None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                    None*     4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                       0.52%     0.52%      0.52%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                     0.22      1.00       1.00
--------------------------------------------------------------------------------
Other Expenses**                                     0.23      0.43       0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses                      0.97      1.95       1.85
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.225%, 0.425% and 0.325% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                            1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                       $668        $866       $1,080       $1,696
--------------------------------------------------------------------------------
Class B shares                        598         912        1,252        1,786
--------------------------------------------------------------------------------
Class C shares                        288         582        1,001        2,169
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                       $668        $866       $1,080       $1,696
--------------------------------------------------------------------------------
Class B shares                        198         612        1,052        1,786
--------------------------------------------------------------------------------
Class C shares                        188         582        1,001        2,169
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                 ticker symbol   SRIAX       SRIBX       SRICX
                                 fund number     451         651         751

  Scudder Technology Innovation Fund
--------------------------------------------------------------------------------

     The Fund's Main Investment Strategy

     The fund seeks long-term growth of capital by investing at least 80% of total assets in common stocks of companies in the technology sector. The fund will invest in securities of U.S. companies, but may invest in foreign companies as well; the companies may be of any size and commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. The industries in the technology sector are computers (including software, hardware, and internet-related businesses), computer services, telecommunications and semi-conductors.

     In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

     Bottom-up research. The managers look for individual companies with innovative products and services, good business models, strong management and solid positions in their core markets.

     Growth orientation. The managers prefer companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

     Top-down analysis. The managers intend to divide the fund's holdings among the industries in the technology sector, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry.

     The fund will normally sell a stock when its earnings growth rate slows, when the managers believe other investments offer better opportunities, or in the course of adjusting its emphasis on a given technology industry.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in U.S. Treasury and agency debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers don't intend to use them as principal investments.

     The Main Risks of Investing in the Fund

     There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

     As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates its investments in the industries of the technology sector increases this risk, because factors affecting that sector could affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition, rapid product obsolescence and competing technologies.

     Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. Many technology companies are smaller companies that may have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

     Other factors that could affect performance include:

     o    the  managers   could  be  wrong  in  their   analysis  of  companies,
          industries, economic trends, geographical areas or other matters

     o    growth stocks may be out of favor for certain periods

     o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

     o    derivatives could produce disproportionate losses

     o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors who understand the risks of investing in a single sector that has shown above-average volatility and are interested in gaining exposure to the technology sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with two broad-based market indexes (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and each index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Classes A, B and C was December 29, 2000. In the bar chart, the performance figures for Class A, prior to its inception, are based on the historical performance of the fund's original share class (Class S), adjusted to reflect the higher gross total annual operating expenses of Class A. The bar chart does not reflect sales loads; if it did, total returns would be lower.

In the table, the performance figures for each share class prior to its inception, are based on the historical performance of Class S, adjusted to reflect both the higher gross total annual operating expenses of Class A, B or C and the current applicable sales charges of Class A and B. Class S shares are offered in a different prospectus.

Scudder Technology Innovation Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31                                 Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1999            166.33
2000            -23.05

2001 Total Return as of June 30: -30.74%
Best Quarter: 71.49%, Q4 1999            Worst Quarter: -37.50%, Q4 2000

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                      1 Year                Since Inception*
--------------------------------------------------------------------------------
Class A                               -27.47                     39.12
--------------------------------------------------------------------------------
Class B                               -25.78                     40.36
--------------------------------------------------------------------------------
Class C                               -23.64                     40.96
--------------------------------------------------------------------------------
Index 1                                -3.02                      1.48
--------------------------------------------------------------------------------
Index 2                               -40.53                      8.08
--------------------------------------------------------------------------------

Index 1: Russell 2000 Index, an unmanaged, capitalization-weighted measure of approximately 2,000 small U.S. stocks.

Index 2: Russell 2000 Technology Index, an unmanaged, capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.

*    Since 3/2/1998. Index comparison begins 3/31/1998.

In the chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or (800) 621-1048 or visit our Web site at www.scudder.com.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                 Class A       Class B       Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed        5.75%          None         None
on Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales          None*          4.00%        1.00%
Charge (Load) (% of redemption
proceeds)
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                             0.84%          0.84%        0.84%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee           0.25           1.00         1.00
--------------------------------------------------------------------------------
Other Expenses**                           0.38           0.43         0.40
--------------------------------------------------------------------------------
Total Annual Operating Expenses            1.47           2.27         2.24
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Includes a fixed rate administrative fee of 0.375%, 0.425% and 0.400% for Class A, Class B and Class C shares, respectively.

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.


--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $716          $1,013          $1,332          $2,231
--------------------------------------------------------------------------------
Class B shares           630           1,009           1,415           2,220
--------------------------------------------------------------------------------
Class C shares           327             700           1,200           2,575
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $716          $1,013          $1,332          $2,231
--------------------------------------------------------------------------------
Class B shares           230             709           1,215           2,220
--------------------------------------------------------------------------------
Class C shares           227             700           1,200           2,575
--------------------------------------------------------------------------------

Other Policies and Risks

     While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

     o    Although  major  changes tend to be  infrequent,  a fund's Board could
          change  that  fund's  investment  goal  without  seeking   shareholder
          approval.

     o As a temporary defensive measure, each fund could shift up to 100% of assets into investments such as money market securities. This could prevent losses, but would mean that the fund would not be pursuing its goal.

     o Each fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.

     o    Certain  funds  may  actively  trade  securities.   This  could  raise
          transaction costs (thus lowering performance) and could mean higher taxable distributions.

     For more information

     This prospectus doesn't tell you about every policy or risk of investing in the funds.

     If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

     Keep in mind that there is no assurance that any mutual fund will achieve its goal.

     Who Manages and Oversees the Funds

     The investment advisor

     The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $345 billion in assets under management.

     The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

     The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

     Fund Name                                              Fee Paid
     ---------------------------------------------------------------------------
     Scudder-Dreman Financial Services Fund                 0.75%
     ---------------------------------------------------------------------------
     Scudder Gold Fund                                      1.00%
     ---------------------------------------------------------------------------
     Scudder Health Care Fund                               0.85%
     ---------------------------------------------------------------------------
     Scudder Technology Fund                                0.52%
     ---------------------------------------------------------------------------
     Scudder Technology Innovation Fund                     0.84%
     ---------------------------------------------------------------------------

     Scudder Gold Fund has entered into a new investment management agreement with the advisor. The table below sets forth the new fee rates for the fund.

     Average Daily Net Assets                               Fee Rate
     ---------------------------------------------------------------------------
     Scudder Gold Fund
     ---------------------------------------------------------------------------
     Investment Management Fee effective October 2, 2000
     ---------------------------------------------------------------------------
     first $500 million                                      1.00%
     ---------------------------------------------------------------------------
     more than $500 million                                  0.95%
     ---------------------------------------------------------------------------

     The subadvisors

     The subadvisor for Scudder-Dreman Financial Services Fund is Dreman Value Management, L.L.C., Red Bank, NJ. Dreman Value Management was founded in 1977 and currently manages over $5 billion in assets.

     As of March 14, 2001, Zurich Scudder Investments Australia Limited, Level 42, AAP Centre, 259 George Street, Sydney NSW 2000, Australia, an affiliate of the advisor, is the subadvisor for Scudder Gold Fund. Zurich Scudder Investments Australia Limited serves as both subadvisor for mutual funds and investment advisor for certain institutional accounts. Zurich Scudder Investments Australia Limited renders investment advisory and management services including services related to the precious metals industry and related investments with regard to the portion of the fund's portfolio that is allocated to it by the advisor from time-to-time for management. The advisor has agreed to pay Zurich Scudder Investments Australia Limited a subadvisory fee of 0.35% of the value of the fund's average monthly net assets for the services provided.

The portfolio managers

The following people handle the day-to-day management of the funds.

Scudder-Dreman Financial Services Fund     Scudder Technology Fund

  David N. Dreman                            Robert L. Horton
    o Began investment career in 1957         Lead Portfolio Manager
    o Joined the fund in 1998                  o Began investment career in 1993
                                               o Joined the advisor in 1996
Scudder Gold Fund                              o Joined the fund team in 1999

  Darko Kuzmanovic                           Blair Treisman
  Co-Lead Portfolio Manager                    o Began investment career in 1994
    o Began investment career in 1983          o Joined the advisor in 1999
    o Joined the advisor in 2000               o Joined the fund team in 2000
    o Joined the fund team in 2001
                                           Scudder Technology Innovation Fund
  Nick Raffan
  Co-Lead Portfolio Manager                  J. Brooks Dougherty
    o Began investment career in 1974        Lead Portfolio Manager
    o Joined the advisor in 1995               o Began investment career in 1984
    o Joined the fund team in 2001             o Joined the advisor in 1993
                                               o Joined the fund team in 1998
Scudder Health Care Fund
                                             Robert L. Horton
  James E. Fenger                              o Began investment career in 1993
  Lead Portfolio Manager                       o Joined the advisor in 1996
    o Began investment career in 1984          o Joined the fund team in 1998
    o Joined the advisor in 1984
    o Joined the fund team in 1998

  Anne Carney

    o Began investment career in 1988
    o Joined the advisor in 1992
    o Joined the fund team in 1998

  Leefin Lai
    o Began investment career in 1993
    o Joined the advisor in 2001
    o Joined the fund team in 2001

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder-Dreman Financial Services Fund and Scudder Technology Fund has been audited by Ernst & Young LLP, and the information for Scudder Gold Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund has been audited by PricewaterhouseCoopers LLP, whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the back cover). Because Class A, Class B and Class C shares of Scudder Gold Fund are newly offered, there is no financial data for these shares as of the date of this prospectus.

Scudder-Dreman Financial Services Fund -- Class A


                                                                        For the
                                                                        period
                                                                        March 9,
                                                     Year ended         1998+ to
                                                    November 30,        Nov. 30,
                                                  ---------------------
                                                     2000      1999       1998
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period               $9.74      $9.65     $9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (a)                   .16        .13       .03
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions                         .52        .06       .12
--------------------------------------------------------------------------------
  Total from investment operations                   .68        .19       .15
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                             (.15)      (.08)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions       --       (.02)       --
--------------------------------------------------------------------------------
  Total distributions                               (.15)      (.10)       --
--------------------------------------------------------------------------------
Net asset value, end of period                    $10.27      $9.74     $9.65
--------------------------------------------------------------------------------
Total return (%) (b)(c)                             7.14       1.95      1.58**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)           80,891     82,203   108,206
--------------------------------------------------------------------------------
Ratio of expenses, before expense reductions (%)    1.47(d)    1.44      1.55*
--------------------------------------------------------------------------------
Ratio of expenses, after expense reductions (%)     1.46(d)    1.31      1.36*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)           1.69       1.27       .55*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                            9         14         5*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of any sales charges.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.42% and 1.41%, 2.22% and 2.22% and 2.17% and 2.14%, for Class A, Class B and Class C, respectively.

*   Annualized

**  Not annualized

+  Commencement of operations

Scudder-Dreman Financial Services Fund -- Class B
                                                                        For the
                                                                        period
                                                                        March 9,
                                                         Year ended     1998+ to
                                                        November 30,    Nov. 30,
                                                    --------------------
                                                      2000      1999      1998
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $9.65     $9.59     $9.50
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (a)                     .08       .04      (.01)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on           .54       .05       .10
  investment transactions
--------------------------------------------------------------------------------
  Total from investment operations                     .62       .09       .09
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                               (.08)     (.01)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions         --      (.02)       --
--------------------------------------------------------------------------------
  Total distributions                                 (.08)     (.03)       --
--------------------------------------------------------------------------------
Net asset value, end of period                      $10.19     $9.65     $9.59
--------------------------------------------------------------------------------
Total return (%) (b)(c)                               6.28      1.08       .95**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)             84,692    89,859    99,631
--------------------------------------------------------------------------------
Ratio of expenses, before expense reductions (%)      2.27(d)   2.22      2.29*
--------------------------------------------------------------------------------
Ratio of expenses, after expense reductions (%)       2.27(d)   2.20      2.14*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)              .92       .38      (.23)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                              9        14         5*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of any sales charges.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.42% and 1.41%, 2.22% and 2.22% and 2.17% and 2.14%, for Class A, Class B and Class C, respectively.

*   Annualized

**  Not annualized

+  Commencement of operations

Scudder-Dreman Financial Services Fund -- Class C


                                                                       For the
                                                                       period
                                                                       March 9,
                                                       Year ended      1998+ to
                                                      November 30,     Nov. 30,
                                                  --------------------
                                                     2000      1999      1998
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of period               $9.69      $9.61     $9.50
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income (loss) (a)                   .09        .04      (.01)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investment transactions                            .52        .07       .12
--------------------------------------------------------------------------------
  Total from investment operations                   .61        .11       .11
--------------------------------------------------------------------------------
Less distributions from:

  Net investment income                             (.08)      (.01)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions       --       (.02)       --
--------------------------------------------------------------------------------
  Total distributions                               (.08)      (.03)       --
--------------------------------------------------------------------------------
Net asset value, end of period                    $10.22      $9.69     $9.61
--------------------------------------------------------------------------------
Total return (%) (b)(c)                             6.38       1.09      1.16**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ thousands)           17,865     15,590    16,324
--------------------------------------------------------------------------------
Ratio of expenses, before expense reductions (%)    2.23(d)    2.16      2.26*
--------------------------------------------------------------------------------
Ratio of expenses, after expense reductions (%)     2.20(d)    2.14      2.11*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)            .99        .44      (.20)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                            9         14         5*
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return would have been lower had certain expenses not been reduced.

(c) Total return does not reflect the effect of any sales charges.

(d) The ratios of operating expenses excluding costs incurred in connection with the reorganization before and after expense reductions were 1.42% and 1.41%, 2.22% and 2.22% and 2.17% and 2.14%, for Class A, Class B and Class C, respectively.

*   Annualized

**  Not annualized

+  Commencement of operations

Scudder Health Care Fund -- Class A

                                                                  Period Ended
                                                                 May 31, 2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                        (2.86)
--------------------------------------------------------------------------------
  Total from investment operations                                    (2.93)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $20.41
--------------------------------------------------------------------------------
Total return (%)(c)                                                  (12.55)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    7
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                  1.40*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              65
--------------------------------------------------------------------------------

(a) For the period December 29, 2000 (commencement of sales of Class A, Class B and Class C shares) to May 31, 2001.

(b) Based on average shares outstanding during the period.

(c) Total return does not reflect the effect of sales charge.

*   Annualized

**  Not annualized

Scudder Health Care Fund -- Class B


                                                                  Period Ended
                                                                 May 31, 2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                        (2.88)
--------------------------------------------------------------------------------
  Total from investment operations                                    (3.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $20.33
--------------------------------------------------------------------------------
Total return (%) (c)                                                 (12.90)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    4
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                  2.19*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                             (1.53)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              65
--------------------------------------------------------------------------------

(a) For the period December 29, 2000 (commencement of sales of Class A, Class B and Class C shares) to May 31, 2001.

(b) Based on average shares outstanding during the period.

(c) Total return does not reflect the effect of sales charge.

*   Annualized

**  Not annualized

Scudder Health Care Fund -- Class C

                                                                  Period Ended
                                                                 May 31, 2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $23.34
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                        (2.88)
--------------------------------------------------------------------------------
  Total from investment operations                                    (3.01)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $20.33
--------------------------------------------------------------------------------
Total return (%) (c)                                                 (12.90)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                  2.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                             (1.50)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                              65
--------------------------------------------------------------------------------

(a) For the period December 29, 2000 (commencement of sales of Class A, Class B and Class C shares) to May 31, 2001.

(b) Based on average shares outstanding during the period.

(c) Total return does not reflect the effect of sales charge.

*   Annualized

**  Not annualized

Scudder Technology Fund -- Class A


--------------------------------------------------------------------------------
Year ended October 31,       2000        1999       1998       1997       1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of year          $21.29      $11.17     $13.13     $13.16      $14.63
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income
  (loss) (a)                 (.09)       (.06)      (.04)      (.06)       (.08)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions               9.92       10.65        .82       2.14         .74
--------------------------------------------------------------------------------
  Total from investment
  operations                 9.83       10.59        .78       2.08         .66
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gain on
  investment transactions   (1.94)      (1.07)     (2.14)     (2.11)      (2.13)
--------------------------------------------------------------------------------
Net asset value, end
of year                    $29.18      $21.29     $11.77     $13.13      $13.16
--------------------------------------------------------------------------------
Total return (%) (b)        47.06       94.71       8.21      17.11        7.83
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period ($ in thousands) 3,710,597   2,233,116  1,083,864  1,074,848   971,140
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)       1.00         .93        .92        .89         .89
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)        .99         .93        .92        .89         .89
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)            (.30)       (.38)      (.37)      (.42)       (.62)
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                            59          59        146        192         121
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      Total return does not reflect the effect of sales charges.

Scudder Technology Fund -- Class B

--------------------------------------------------------------------------------
Year ended October 31,       2000        1999       1998       1997        1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value,
beginning of year          $19.62      $11.03     $12.54     $12.77      $14.39
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income
  (loss) (a)                 (.36)       (.22)      (.14)      (.18)       (.19)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss)
  on investment
  transactions               9.14        9.88        .77       2.06         .70
--------------------------------------------------------------------------------
  Total from investment
  operations                 8.78        9.66        .63       1.88         .51
--------------------------------------------------------------------------------
  Less distributions from:

  Net realized gain on
  investment transactions   (1.94)      (1.07)     (2.14)     (2.11)      (2.13)
--------------------------------------------------------------------------------
Net asset value, end
of year                    $26.46      $19.62     $11.03     $12.54      $12.77
--------------------------------------------------------------------------------
Total return (%) (b)        45.49       92.59       7.24      15.91        6.76
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of
period ($ in thousands) 1,306,843     465,164    127,238    105,299     69,712
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)       1.87        1.92       1.85       1.85        1.87
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)       1.86        1.92       1.85       1.85        1.87
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)           (1.30)      (1.37)     (1.30)     (1.38)      (1.60)
--------------------------------------------------------------------------------
Portfolio turnover rate
(%)                           59           59        146        192         121
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      Total return does not reflect the effect of sales charges.

Scudder Technology Fund -- Class C


--------------------------------------------------------------------------------
Year ended October 31,            2000      1999      1998      1997      1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of year                          $19.91    $11.17    $12.64    $12.85    $14.45
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income
  (loss) (a)                       (.35)     (.21)     (.14)     (.17)     (.18)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions          9.29     10.02       .81      2.07       .71
--------------------------------------------------------------------------------
  Total from investment
  operations                       8.94      9.81       .67      1.90       .53
--------------------------------------------------------------------------------
Less distributions from:

  Net realized gain on
  investment transactions         (1.94)    (1.07)    (2.14)    (2.11)    (2.13)
--------------------------------------------------------------------------------
Net asset value, end of year     $26.91    $19.91    $11.17    $12.64    $12.85
--------------------------------------------------------------------------------
Total return (%) (b)              45.72     92.68      7.57     15.98      6.88
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                254,681    73,285    17,500     9,572     4,127
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)             1.76      1.82      1.81      1.82      1.82
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)             1.75      1.82      1.81      1.82      1.82
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                 (1.22)    (1.27)    (1.26)    (1.35)    (1.55)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          59        59       146       192       121
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

(b)      Total return does not reflect the effect of sales charges.

Scudder Technology Innovation Fund -- Class A



                                                                  Period Ended
                                                                 May 31, 2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.07)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                        (8.35)
--------------------------------------------------------------------------------
  Total from investment operations                                    (8.42)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $20.73
--------------------------------------------------------------------------------
Total return (%) (c)                                                 (28.89)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   .8
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                  1.64*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.74)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                             165
--------------------------------------------------------------------------------

(a) For the period December 29, 2000 (commencement of sales of Class A, Class B and Class C shares) to May 31, 2001.

(b) Based on average shares outstanding during the period.

(c) Total return does not reflect the effect of sales charge.

*   Annualized

**  Not annualized

Scudder Technology Innovation Fund -- Class B


                                                                   Period Ended
                                                                 May 31, 2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                        (8.35)
--------------------------------------------------------------------------------
  Total from investment operations                                    (8.48)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $20.67
--------------------------------------------------------------------------------
Total return (%) (c)                                                 (29.09)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   .1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                  2.49*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                             (1.59)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                             165
--------------------------------------------------------------------------------

(a) For the period December 29, 2000 (commencement of sales of Class A, Class B and Class C shares) to May 31, 2001.

(b) Based on average shares outstanding during the period.

(c) Total return does not reflect the effect of sales charge.

*   Annualized

**  Not annualized

Scudder Technology Innovation Fund -- Class C



                                                                   Period Ended
                                                                 May 31, 2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                 $29.15
--------------------------------------------------------------------------------
Income (loss) from investment operations:

  Net investment income (loss) (b)                                     (.13)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                        (8.35)
--------------------------------------------------------------------------------
  Total from investment operations                                    (8.48)
--------------------------------------------------------------------------------
Net asset value, end of period                                       $20.67
--------------------------------------------------------------------------------
Total return (%) (c)                                                 (29.09)**
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                  2.46*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                             (1.56)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                             165
--------------------------------------------------------------------------------

(a) For the period December 29, 2000 (commencement of sales of Class A, Class B and Class C shares) to May 31, 2001.

(b) Based on average shares outstanding during the period.

(c) Total return does not reflect the effect of sales charge.

*   Annualized

**  Not annualized

  How to Invest in the Funds

  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------

Class A
o Sales charges of up to 5.75%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
o In most cases, no charges when you        see next page
  sell shares                             o Total annual operating expenses are
o 0.25% service fee                         lower than those for Class B or
                                            Class C
--------------------------------------------------------------------------------

Class B
o No charges when you buy shares          o The deferred sales charge rate falls
o Deferred sales charge declining from      to zero six years after purchase
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
o 1.00% distribution/service fee            which means lower annual expenses
                                            going forward
--------------------------------------------------------------------------------

Class C
o No charges when you buy shares          o The deferred sales charge rate is
o Deferred sales charge of 1.00%,           lower, but your shares never convert
  charged when you sell shares you          to Class A, so annual expenses
  bought within the last year               remain higher
o 1.00% distribution/service fee
--------------------------------------------------------------------------------

             Class A shares

             Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

             Class A shares have a sales charge that varies with the amount you invest:

                                    Sales charge as a %    Sales charge as a %
             Your investment        of offering price     of your net investment
             -------------------------------------------------------------------
             Up to $50,000                 5.75                  6.10
             -------------------------------------------------------------------
             $50,000-$99,999               4.50                  4.71
             -------------------------------------------------------------------
             $100,000-$249,999             3.50                  3.63
             -------------------------------------------------------------------
             $250,000-$499,999             2.60                  2.67
             -------------------------------------------------------------------
             $500,000-$999,999             2.00                  2.04
             -------------------------------------------------------------------
             $1 million or more     See below and next page
             -------------------------------------------------------------------

             The offering price includes the sales charge.

             You may be able to lower your Class A sales charges if:

             o you plan to invest at least $50,000 over the next 24 months ("letter of intent")

             o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $50,000 ("cumulative discount")

             o you are investing a total of $50,000 or more in several funds at once ("combined purchases")

             The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

             You may be able to buy Class A shares without sales charges when you are:

             o  reinvesting dividends or distributions

             o  investing through certain workplace retirement plans

             o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

             There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. Each fund may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

             If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them ("Large Order NAV Purchase Privilege"). This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             Class B shares

             With Class B shares, you pay no up-front sales charges to a fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

             Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

             Year after you bought shares           CDSC on shares you sell
             -------------------------------------------------------------------
             First year                                     4.00%
             -------------------------------------------------------------------
             Second or third year                            3.00
             -------------------------------------------------------------------
             Fourth or fifth year                            2.00
             -------------------------------------------------------------------
             Sixth year                                      1.00
             -------------------------------------------------------------------
             Seventh year and later       None (automatic conversion to Class A)
             -------------------------------------------------------------------

             This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

             Class C shares

             Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

             Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

             Class C shares have a CDSC, but only on shares you sell within one year of buying them:

             Year after you bought shares            CDSC on shares you sell
             -------------------------------------------------------------------
             First year                                       1.00%
             -------------------------------------------------------------------
             Second year and later                            None
             -------------------------------------------------------------------

             This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------

$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and an investment slip to us
o Send it to us at the appropriate          at the appropriate address below
  address, along with an investment check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions

--------------------------------------------------------------------------------
By wire                                   o Call (800) 621-1048 for instructions

o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone                                  o Call (800) 621-1048 for instructions

--
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Regular mail:
The Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares

Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------

$1,000 or more to open a new account      Some transactions, including most for
($500 or more for IRAs)                   over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 72
existing accounts
--------------------------------------------------------------------------------

Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for
                                            you
--------------------------------------------------------------------------------

By phone or wire                          o Call (800) 621-1048 for instructions

o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------

By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares
o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell
o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
o your name(s), signature(s) and            account
  address, as they appear on your         o a daytime telephone number
  account
o a daytime telephone number
--------------------------------------------------------------------------------

With an automatic exchange plan           With an automatic withdrawal plan

o To set up regular exchanges from a      o To set up regular cash payments from
  fund account, call (800) 621-1048         a fund account, call (800) 621-1048
--------------------------------------------------------------------------------

On the Internet

o Go to www.scudder.com and register      --
o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

             Policies You Should Know About

             Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

             If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

             In either case, keep in mind that the information in this prospectus applies only to each fund's Class A, Class B and Class C shares. Certain funds have other share classes, which are described in separate prospectuses and which have different fees, requirements and services.

             In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

             Policies about transactions

             Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

             You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

             Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

             ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.

             QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

             Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

             When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

             Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

             When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

             A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

          When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

          There are certain cases in which you may be exempt from a CDSC. These include:

          o the death or disability of an account owner (including a joint owner)

          o    withdrawals made through an automatic withdrawal plan

          o    withdrawals related to certain retirement or benefit plans

          o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

          o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

          o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly


          In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

             If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold your shares. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

             Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

             How the funds calculate share price

             For each share class, the price at which you buy shares is as follows:

             Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing a Share Class")

             Class B and Class C shares-- net asset value per share, or NAV

             To calculate NAV, each share class uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ------------------------------------ = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

             For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing a Share Class").

             We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

             To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

             Other rights we reserve

             You should be aware that we may do any of the following:

             o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

             o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

             o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

             o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; Scudder Gold Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of a fund's net assets, whichever is less

             o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes


          By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

          Each fund intends to pay dividends and distributions to its shareholders annually in December, and if necessary may do so at other times as well.

          You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

          Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

             The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

             Generally taxed at ordinary income rates
             -------------------------------------------------------------------
             o  short-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o  taxable income dividends you receive from a fund
             -------------------------------------------------------------------
             o  short-term capital gains distributions you receive from a fund
             -------------------------------------------------------------------

             Generally taxed at capital gains rates
             -------------------------------------------------------------------
             o  long-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o  long-term capital gains distributions you receive from a fund
             -------------------------------------------------------------------

             Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

             If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

             Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

         To Get More Information

         Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

         Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

         If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the funds at the SEC's Public Reference Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

         Scudder Investments                       SEC
         -----------------------------------------------------------------------
         222 South Riverside Plaza                 Public Reference Section
         Chicago, IL 60606-5808                    Washington, D.C. 20549-0102
         www.scudder.com                           www.sec.gov
         (800) 621-1048                            (202) 942-8090


         SEC File Numbers
         -----------------------------------------------------------------------
         Scudder-Dreman Financial Services Fund    811-08599
         Scudder Gold Fund                         811-5565
         Scudder Health Care Fund                  811-2021
         Scudder Technology Fund                   811-0547
         Scudder Technology Innovation Fund        811-2021



         Distributor
         Scudder Distributors, Inc.
         222 South Riverside Plaza, Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
         Tel (800) 621-1048


         SCUDDER
         INVESTMENTS

         A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                     INVESTMENTS




                             Sector Funds I

                             Class AARP and Class S Shares

Prospectus


--------------------------------------------------------------------------------
                             October 1, 2001
--------------------------------------------------------------------------------

                             Scudder Health Care Fund

                             Scudder Technology Innovation Fund






 As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------

How the Funds Work                       How to Invest in the Funds

     4  Scudder Health Care Fund             20  How to Buy, Sell and Exchange
                                                 Class AARP Shares
     8  Scudder Technology
        Innovation Fund                      22  How to Buy, Sell and Exchange
                                                 Class S Shares
    12  Other Policies and Risks
                                             24  Policies You Should Know
    13  Who Manages and Oversees                 About
        the Funds
                                             29  Understanding Distributions
    15  Financial Highlights                     and Taxes

How the Funds Work

On the next few pages, you'll find information about each fund's investment goal, the main strategies each uses to pursue that goal and the main risks that could affect performance.

Whether you are considering investing in a fund or are already a shareholder, you'll probably want to look this information over carefully. You may want to keep it on hand for reference as well.

Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

This prospectus offers two classes of shares for each of the funds described. Class AARP shares have been created especially for AARP members. Class S shares are available to all investors. Unless otherwise noted, all information in this prospectus applies to both classes.

You can find prospectuses on the Internet for Class AARP shares at aarp.scudder.com and for Class S shares at myScudder.com.

--------------------------------------------------------------------------------
                                                    |    Class AARP     Class S
                                                    |
                                   ticker symbol    |    SCHAX          SCHLX
                                   fund number      |    152            352

Scudder Health Care Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital by investing at least 80% of total assets in common stocks of companies in the health care sector. The fund will invest in securities of U.S. companies, but may invest in foreign companies as well; the companies may be of any size and commit at least half of their assets to the health care sector, or derive at least half of their revenues or net income from that sector. The industries in the health care sector are pharmaceuticals, biotechnology, medical products and supplies, and health care services.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with innovative, cost-effective products and services, new tests or treatments, the ability to take advantage of demographic trends, and strong management.

Growth orientation. The managers prefer companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers intend to divide the fund's holdings among the industries in the health care sector, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry.

The fund will normally sell a stock when it reaches a target price, when its fundamental factors have changed, when the managers believe other investments offer better opportunities, or in the course of adjusting its emphasis on a given health care industry.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in U.S. Treasury and agency debt securities.Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates its investments in the industries of the health care sector increases this risk, because factors affecting that sector could affect fund performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These may affect single companies as well as groups of companies.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends, geographical areas or other matters

o    growth stocks may be out of favor for certain periods

o    foreign stocks tend to be more volatile than their U.S.  counterparts,  for
     reasons  such  as  currency   fluctuations   and   political  and  economic
     uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who are comfortable with the higher risks of a fund that focuses on an often-volatile sector and are interested in gaining exposure to the health care sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Health Care Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                       1999           11.41
                       2000           59.79

2001 Total Return as of June 30: -10.84%
Best Quarter: 21.33%, Q2 2000             Worst Quarter: -6.21%, Q3 1999


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                            1 Year             Since Inception*
--------------------------------------------------------------------------------
Class S**                                   59.79                  27.83
--------------------------------------------------------------------------------
Index                                       -9.10                   8.18
--------------------------------------------------------------------------------

Index: Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), an unmanaged, capitalization-weighted index that includes 500 large-cap U.S. stocks.

*    Since 3/2/1998. Index comparison begins 3/31/1998.

** Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

In the chart, total returns for 1999 and 2000 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 2000 would have been lower if operating expenses hadn't been reduced.

How Much Investors Pay

This fund has no sales charges or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange Fee, on shares owned less than a year
(as a % of amount redeemed, if applicable)                             1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                         0.85%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses*                                                         0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                         1.20
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.35%.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years     5 Years      10 Years
--------------------------------------------------------------------------------

Class AARP/S shares             $122        $381        $660         $1,455
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    |    Class AARP     Class S
                                                    |
                                   ticker symbol    |    STCHX          SCUTX
                                   fund number      |    151            351

Scudder Technology Innovation Fund
--------------------------------------------------------------------------------

The Fund's Main Investment Strategy

The fund seeks long-term growth of capital by investing at least 80% of total assets in common stocks of companies in the technology sector. The fund will invest in securities of U.S. companies, but may invest in foreign companies as well; the companies may be of any size and commit at least half of their assets to the technology sector, or derive at least half of their revenues or net income from that sector. The industries in the technology sector are computers (including software, hardware, and internet-related businesses), computer services, telecommunications and semi-conductors.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with innovative products and services, good business models, strong management and solid positions in their core markets.

Growth orientation. The managers prefer companies that offer the potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers intend to divide the fund's holdings among the industries in the technology sector, although, depending on their outlook, they may increase or reduce the fund's exposure to a given industry.

The fund will normally sell a stock when its earnings growth rate slows, when the managers believe other investments offer better opportunities, or in the course of adjusting its emphasis on a given technology industry.

--------------------------------------------------------------------------------

OTHER INVESTMENTS While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in U.S. Treasury and agency debt securities. Also, while the fund is permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies, or securities), the managers don't intend to use them as principal investments.

The Main Risks of Investing in the Fund

There are several risk factors that could hurt the fund's performance, cause you to lose money or make the fund perform less well than other investments.

As with most stock funds, the most important factor with this fund is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. The fact that the fund concentrates its investments in the industries of the technology sector increases this risk, because factors affecting that sector could affect fund performance. For example, technology companies could be hurt by such factors as market saturation, price competition and rapid product obsolescence and competing technologies.

Similarly, because the fund isn't diversified and can invest a larger percentage of assets in a given company than a diversified fund, factors affecting that company could affect fund performance. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand, and other business risks. These may affect single companies as well as groups of companies. Many technology companies are smaller companies which may have limited business lines and financial resources, making them especially vulnerable to business risks and economic downturns.

Other factors that could affect performance include:

o the managers could be wrong in their analysis of companies, industries, economic trends, geographical areas, or other matters

o    growth stocks may be out of favor for certain periods

o foreign stocks tend to be more volatile than their U.S. counterparts, for reasons such as currency fluctuations and political and economic uncertainty

o    derivatives could produce disproportionate losses

o at times, market conditions might make it hard to value some investments or to get an attractive price for them


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

This fund is designed for investors who understand the risks of investing in a single sector that has shown above-average volatility and are interested in gaining exposure to the technology sector.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how the total returns for the fund's Class S shares have varied from year to year, which may give some idea of risk. The table shows average annual total returns for the fund's Class S shares and two broad-based market indices (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

Scudder Technology Innovation Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                       Class S
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                           1999      167.06
                           2000      -22.83

2001 Total Return as of June 30: -30.60%
Best Quarter: 71.61%, Q4 1999             Worst Quarter: -37.46%, Q4 2000

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------

                                            1 Year             Since Inception*
--------------------------------------------------------------------------------
Fund -- Class S**                           -22.83                42.45
--------------------------------------------------------------------------------
Index 1                                      -3.02                 1.48
--------------------------------------------------------------------------------
Index 2                                     -40.53                 8.08
--------------------------------------------------------------------------------

Index 1: Russell 2000 Index, an unmanaged capitalization-weighted measure of approximately 2,000 small U.S. stocks.

Index 2: Russell 2000 Technology Index, an unmanaged capitalization-weighted index of companies that serve the electronics and computer industries or that manufacture products based on the latest applied science.

*    Since 3/2/1998. Index comparison begins 3/31/1998.

** Performance for Class AARP shares is not provided because this class does not have a full calendar year of performance.

In the chart, total returns for 1999 would have been lower if operating expenses hadn't been reduced.

In the table, total returns from inception through 1999 would have been lower if operating expenses hadn't been reduced.

In the past, the technology sector has experienced above-average volatility that produced significant fluctuations in the fund's performance. For more recent performance information, call your financial representative or 1-800-SCUDDER or visit our Web site at www.myScudder.com.

How Much Investors Pay

This fund has no sales charges or other shareholder fees, other than a short-term redemption/exchange fee. The fund does have annual operating expenses, and as a shareholder of either Class AARP or Class S shares, you pay them indirectly.

--------------------------------------------------------------------------------
Fee Table
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Redemption/Exchange Fee, on shares owned less than a year
(as a % of amount redeemed, if applicable)                        1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                                    0.84%
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                                          None
--------------------------------------------------------------------------------
Other Expenses*                                                   0.35
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                   1.19
--------------------------------------------------------------------------------

*    Includes a fixed rate administrative fee of 0.35%.

Based on the costs above, this example helps you compare this fund's expenses to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                         1 Year      3 Years     5 Years      10 Years
--------------------------------------------------------------------------------
Class AARP/S shares             $121        $378        $654         $1,443
--------------------------------------------------------------------------------

Other Policies and Risks

While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that a fund would not be pursuing its goals.

o Each fund's equity investments are mainly common stocks, but may also include other types of equities, such as preferred or convertible stocks.

o These funds may actively trade securities. This could raise transaction costs (thus lowering performance) and could mean higher taxable distributions.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on each fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

The investment advisor

The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $345 billion in assets under management.

The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of each fund's average daily net assets.

Fund Name                                      Fee Paid
--------------------------------------------------------------------------------
Scudder Health Care Fund                       0.85%
--------------------------------------------------------------------------------
Scudder Technology Innovation Fund             0.84%
--------------------------------------------------------------------------------

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder Investments, but does not recommend specific mutual funds. The advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP Classes of all funds managed by the advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

The portfolio managers

The following people handle the day-to-day management of each fund in this prospectus.

Scudder Health Care Fund                  Scudder Technology Innovation Fund

James E. Fenger                           J. Brooks Dougherty
Lead Portfolio Manager                    Lead Portfolio Manager
  o    Began investment career in 1984      o    Began investment career in 1984
  o    Joined the advisor in 1984           o    Joined the advisor in 1993
  o    Joined the fund team in 1998         o    Joined the fund team in 1998

Anne Carney                               Robert L. Horton
  o    Began investment career in 1988      o    Began investment career in 1993
  o    Joined the advisor in 1992           o    Joined the advisor in 1996
  o    Joined the fund team in 1998         o    Joined the fund team in 1998

Leefin Lai
  o    Began investment career in 1993
  o    Joined the advisor in 2001
  o    Joined the fund team in 2001

Financial Highlights

These tables are designed to help you understand each fund's financial performance. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder Health Care Fund -- Class AARP

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

--------------------------------------------------------------------------------
                                                                       2001(a)
--------------------------------------------------------------------------------
Net asset value, beginning of period                                  $ 24.89
--------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (b)                                         (.07)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment
   transactions                                                         (3.73)
--------------------------------------------------------------------------------
Total from investment operations                                        (3.80)
--------------------------------------------------------------------------------
Less distribution from:

Net realized gains on investment transactions                            (.69)
--------------------------------------------------------------------------------
Redemption fees                                                           .03
--------------------------------------------------------------------------------
Net asset value, end of period                                        $ 20.43
--------------------------------------------------------------------------------
Total Return (%) (c)                                                   (15.48)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     35
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.20*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                (.54)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                65
--------------------------------------------------------------------------------

(a) For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

(b)  Based on average shares outstanding during the period.

(c) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 1% redemption fee.

*    Annualized

**   Not annualized

Scudder Health Care Fund -- Class S (a)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------
                                                      2001(b)   2000(b)   1999(b)   1998(c)
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period                  $ 18.32   $ 12.93   $ 12.08   $ 12.00
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (d)                         (.14)     (.17)     (.11)     (.01)
---------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                  2.88      5.54       .94       .09
---------------------------------------------------------------------------------------------------
Total from investment operations                         2.74      5.37       .83       .08
---------------------------------------------------------------------------------------------------
Less distribution from:

Net realized gains on investment transactions            (.69)       --        --        --
---------------------------------------------------------------------------------------------------
Redemption fees                                           .07       .02       .02        --***
---------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 20.44   $ 18.32   $ 12.93   $ 12.08
---------------------------------------------------------------------------------------------------
Total Return (%)                                        14.88     41.69(f)   7.04(f)    .67(e)(f)**
---------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    188        94        47        41
---------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)          1.31      1.89(g)   1.95     3.68*
---------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)           1.31      1.83(g)   1.75     1.75*
---------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)               (.64)     (1.10)     (.88)    (.40)*
---------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                65       142       133       68*
---------------------------------------------------------------------------------------------------

(a) On October 2, 2000 existing shares of the Fund were redesignated as Class S shares.

(b)  Year ended May 31.

(c) For the period from March 2, 1998 (commencement of operations) to May 31, 1998.

(d)  Based on average shares outstanding during the period.

(e) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 1% redemption fee.

(f)  Total return would have been lower had certain expenses not been reduced.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.79% and 1.75%, respectively.

*    Annualized

**   Not annualized

***  Amount is less than one half of $.01.

Scudder Technology Innovation Fund -- Class AARP

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

--------------------------------------------------------------------------------
                                                                    2001(a)
--------------------------------------------------------------------------------

Net asset value, beginning of period                               $ 49.10
--------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (b)                                             (.07)
--------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investment
   transactions                                                     (25.80)
--------------------------------------------------------------------------------
Total from investment operations                                    (25.87)
--------------------------------------------------------------------------------
Less distributions from:

Net realized gain on investment transactions                         (2.52)
--------------------------------------------------------------------------------
Redemption fees                                                        .06
--------------------------------------------------------------------------------
Net asset value, end of period                                     $ 20.77
--------------------------------------------------------------------------------
Total Return (%) (c)                                                (54.17)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                  12
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                 1.28*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                    (.38)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                            165
--------------------------------------------------------------------------------

(a) For the period from October 2, 2000 (commencement of sales of Class AARP shares) to May 31, 2001.

(b)  Based on average shares outstanding during the period.

(c) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 1% redemption fee.

*    Annualized

**   Not annualized

Scudder Technology Innovation Fund -- Class S (a)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

-------------------------------------------------------------------------------------------------
                                                      2001(b)   2000(b)  1999(b)   1998(c)
-------------------------------------------------------------------------------------------------

Net asset value, beginning of period                  $ 39.55   $19.31   $12.07    $12.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:

Net investment income (loss) (d)                         (.15)    (.34)    (.17)     (.03)
-------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investment transactions                                (16.15)   21.81     7.37       .10
-------------------------------------------------------------------------------------------------
Total from investment operations                       (16.30)   21.47     7.20       .07
-------------------------------------------------------------------------------------------------
Less distributions from:

Net realized gains on investment transactions           (2.52)   (1.32)      --        --
-------------------------------------------------------------------------------------------------
Redemption fees                                           .03      .09      .04        --***
-------------------------------------------------------------------------------------------------
Net asset value, end of period                        $ 20.76   $39.55   $19.31    $12.07
-------------------------------------------------------------------------------------------------
Total Return (%)                                       (43.13)  111.79    59.90(f)    .58(e)(f)**
-------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                    399      668      119        37
-------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)          1.41     1.31(g)  1.86      3.69*
-------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)           1.41     1.30(g)  1.75      1.75*
-------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                (.48)    (.91)   (1.11)     (.87)*
-------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                               165       83      135       137*
-------------------------------------------------------------------------------------------------

(a) On October 2, 2000, existing shares of the Fund were redesignated as Class S shares.

(b)  Years ended May 31.

(c) For the period from March 2, 1998 (commencement of operations) to May 31, 1998.

(d)  Based on average shares outstanding during the period.

(e) Shareholders redeeming shares held less than one year will have a lower total return due to the effect of the 1% redemption fee.

(f)  Total return would have been lower had certain expenses not been reduced.

(g) The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.30% and 1.30%, respectively.

*    Annualized

**   Not annualized

***  Amount is less than one half of $.01.

How to Invest in the Funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Scudder, all of this information applies to you.

If you're investing through a "third party provider" -- for example, a workplace retirement plan, financial supermarket or financial advisor -- your provider may have its own policies or instructions, and you should follow those.

As noted earlier, there are two classes of shares of each fund available through this prospectus. The instructions for buying and selling each class are slightly different.

Instructions for buying and selling Class AARP shares, which have been created especially for AARP members, are found on the next two pages. These are followed by instructions for buying and selling Class S shares, which are generally not available to new investors. Be sure to use the appropriate table when placing any orders to buy, exchange or sell shares in your account.

How to Buy, Sell and Exchange Class AARP Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The AARP Investment Program."

------------------------------------------------------------------------------------------------
First investment                          Additional investments
------------------------------------------------------------------------------------------------

$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 minimum with an Automatic Investment Plan,
                                          Payroll Deduction or Direct Deposit
------------------------------------------------------------------------------------------------
By mail or express mail (see below)

o For enrollment forms, call              Send a personalized investment slip or short note
  1-800-253-2277 that includes:
                                          o fund and class name
o Fill out and sign an enrollment form
                                          o account number
o Send it to us at the appropriate
  address, along with an investment       o check payable to "The AARP Investment Program"
  check
------------------------------------------------------------------------------------------------
By wire

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
------------------------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-253-2277 for instructions
------------------------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information required on     o To set up regular investments from a
  your enrollment form and include a        bank checking account, call 1-800-253-2277
  (minimum $50) voided check
------------------------------------------------------------------------------------------------
Payroll Deduction or Direct Deposit

o Select either of these options on your  o Once you specify a dollar amount
  enrollment form and submit it. You will   (minimum $50), investments are
  receive further instructions by mail.     automatic.
------------------------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-253-2277
------------------------------------------------------------------------------------------------
On the Internet

o Go to "services and forms -- How to     o Call 1-800-253-2277 to ensure you have electronic
  open an account" at aarp.scudder.com      services

o Print out a prospectus and an           o Register at aarp.scudder.com
  enrollment form
                                          o Follow the instructions for buying shares with
o Complete and return the enrollment        money from your bank account
  form with your check
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Regular mail: The AARP Investment Program
First Investment: PO Box 219735, Kansas City, MO 64121-9735

Additional Investments: PO Box 219743, Kansas City, MO 64121-9743

Express, registered or certified mail:
The AARP Investment Program, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

------------------------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
------------------------------------------------------------------------------------------------

$1,000 or more to open a new account      Some transactions, including most for over $100,000,
($500 or more for IRAs)                   can only be ordered in writing; if you're in
                                          doubt, see page 26
$50 or more for exchanges between
existing accounts
------------------------------------------------------------------------------------------------
By phone

o Call 1-800-253-2277 for instructions    o Call 1-800-253-2277 for instructions
------------------------------------------------------------------------------------------------
Using Easy-Access Line

o Call 1-800-631-4636 and follow the      o Call 1-800-631-4636 and follow the instructions
  instructions
------------------------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o your account number                     o your account number

o name of the fund, class and number of   o names of the funds, class and number of shares or
  shares or or dollar amount you want       dollar amount you want to redeem shares
  to exchange
------------------------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from an account,
                                            call 1-800-253-2277
------------------------------------------------------------------------------------------------
Using QuickSell

--                                        o Call 1-800-253-2277
------------------------------------------------------------------------------------------------
On the Internet

o Register at aarp.scudder.com            --

o Go to "services and forms"

o Follow the instructions for making
  on-line exchanges
------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

To reach us:  o Web site aarp.scudder.com

              o Program representatives 1-800-253-2277, M-F, 8 a.m. - 8 p.m. EST

              o Confidential fax line 1-800-821-6234, always open

              o TDD line 1-800-634-9454, M-F, 9 a.m. - 5 p.m. EST

Class AARP    o AARP Lump Sum Service For planning and setting up a lump sum
Services        distribution

              o AARP Legacy Service For organizing financial documents and planning the orderly transfer of assets to heirs

              o AARP Goal Setting and Asset Allocation Service For allocating assets and measuring investment progress

              o For more information, please call 1-800-253-2277

How to Buy, Sell and Exchange Class S Shares

Buying Shares Use these instructions to invest directly. Make out your check to "The Scudder Funds."

------------------------------------------------------------------------------------------------
First investment                          Additional investments
------------------------------------------------------------------------------------------------

$2,500 or more for regular accounts       $50 or more for regular accounts

$1,000 or more for IRAs                   $50 or more for IRAs

                                          $50 or more with an Automatic Investment Plan
------------------------------------------------------------------------------------------------
By mail or express mail (see below)

o Fill out and sign an application        Send a Scudder investment slip or short
                                          note that includes:
o Send it to us at the appropriate
  address, along with an                  o fund and class name
  investment check
                                          o account number

                                          o check payable to "The Scudder Funds"
------------------------------------------------------------------------------------------------
By wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
------------------------------------------------------------------------------------------------
By phone

--                                        o Call 1-800-SCUDDER for instructions
------------------------------------------------------------------------------------------------
With an automatic investment plan

o Fill in the information on your         o To set up regular investments from a bank
  checking application and include a        account, call 1-800-SCUDDER
  voided check
------------------------------------------------------------------------------------------------
Using QuickBuy

--                                        o Call 1-800-SCUDDER
------------------------------------------------------------------------------------------------
On the Internet

o Go to "funds and prices" at             o Call 1-800-SCUDDER to ensure you have electronic
  myScudder.com                             services

o Print out a prospectus and a new        o Register at myScudder.com
  account application
                                          o Follow the instructions for buying shares with
o Complete and return the application       money from your bank account
  with your check
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------

Regular mail:
First Investment: The Scudder Funds, PO Box 219669, Kansas City, MO 64121-9669

Additional Investments: The Scudder Funds, PO Box 219664, Kansas City, MO 64121-9664

Express, registered or certified mail:
The Scudder Funds, 811 Main Street, Kansas City, MO 64105-2005

Fax number: 1-800-821-6234 (for exchanging and selling only)

Exchanging or Selling Shares Use these instructions to exchange or sell shares in an account opened directly with Scudder.

------------------------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
------------------------------------------------------------------------------------------------

$2,500 or more to open a new account      Some transactions, including most for over $100,000,
($1,000 or more for IRAs)                 can only be ordered in writing; if you're in doubt,
                                          see page 26
$50 or more for exchanges between
existing accounts
------------------------------------------------------------------------------------------------
By phone or wire

o Call 1-800-SCUDDER for instructions     o Call 1-800-SCUDDER for instructions
------------------------------------------------------------------------------------------------
Using SAIL(TM)

o Call 1-800-343-2890 and follow the      o Call 1-800-343-2890 and follow the instructions
  instructions
------------------------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Your instructions should include:         Your instructions should include:

o the fund, class, and account number     o the fund, class and account number from which you
  you're exchanging out of                  want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of shares you want to
  you want to exchange                      sell

o the name and class of the fund you      o your name(s), signature(s) and address, as they
  want to exchange into                     appear on your account

o your name(s), signature(s), and         o a daytime telephone number
  address, as they appear on your account

o a daytime telephone number
------------------------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from a Scudder
                                            account, call 1-800-SCUDDER
------------------------------------------------------------------------------------------------
Using QuickSell                           o Call 1-800-SCUDDER

--
------------------------------------------------------------------------------------------------
On the Internet

o Register at myScudder.com               --

o Follow the instructions for making
  on-line exchanges
------------------------------------------------------------------------------------------------

Policies You Should Know About

Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

In either case, keep in mind that the information in this prospectus applies only to each fund's Class AARP and Class S shares. The funds have other share classes, which are described in a separate prospectus and have different fees, requirements and services.

In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Policies about transactions

Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

You can place an order to buy or sell shares at any time. Once your order is received by Scudder Service Corporation, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Scudder Service Corporation before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Automated phone information is available 24 hours a day. You can use your automated phone services to get information on Scudder funds generally and on accounts held directly at Scudder. If you signed up for telephone services, you can also use this service to make exchanges and sell shares.

For Class AARP shares
--------------------------------------------------------------------------------
Call Easy-Access Line, the AARP Program Automated Information Line, at 1-800-631-4636
--------------------------------------------------------------------------------

For Class S shares
--------------------------------------------------------------------------------
Call SAIL(TM), the Scudder Automated Information Line, at 1-800-343-2890
--------------------------------------------------------------------------------

QuickBuy and QuickSell let you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy or QuickSell on a new account, see the account application; to add it to an existing account, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Questions? You can speak to a Scudder representative between 8 a.m. and 8 p.m. Eastern time on any fund business day by calling 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

How the funds calculate share prices

For each share class, the price at which you buy shares is the net asset value per share, or NAV. To calculate NAV, each share class uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the fund doesn't price its shares.

Other rights we reserve

You should be aware that we may do any of the following:

o withhold 30.5% (30% in 2002 and 2003) of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o close your account and send you the proceeds if your balance falls below $1,000 for Class AARP shareholders, $2,500 for Class S shareholders and $250 for Class S retirement accounts; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance)

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; a fund generally won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the value of the fund's net assets, whichever is less

o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

Each fund intends to pay dividends and distributions to its shareholders annually in December, and if necessary may do so at other times as well.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at NAV), all deposited directly to your bank account, all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sale of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.



THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

Generally taxed at ordinary income rates
--------------------------------------------------------------------------------
o short-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o taxable income dividends you receive from a fund
--------------------------------------------------------------------------------
o short-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Generally taxed at capital gains rates
--------------------------------------------------------------------------------
o long-term capital gains from selling fund shares
--------------------------------------------------------------------------------
o long-term capital gains distributions you receive from a fund
--------------------------------------------------------------------------------

Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


To Get More Information

Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything each fund owns, and each fund's financial statements. Shareholders get these reports automatically. For more copies, call 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S).

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you like, you can look over these materials and other information about the funds at the SEC's Public Reference
Section in Washington, DC, request them electronically at publicinfo@sec.gov or review them on the EDGAR database on the SEC's Internet site at www.sec.gov. Materials you get from Scudder Investments and from the EDGAR database are free; those from the SEC involve a copying fee. If you're a shareholder and have questions, please contact Scudder Investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AARP Investment Program from  Scudder Investments  SEC
Scudder Investments (Class    (Class S)
AARP)
--------------------------------------------------------------------------------
PO Box 219735                 PO Box 219669    Public Reference Section
Kansas City, MO               Kansas City, MO  Washington, D.C.
64121-9735                    64121-9669       20549-0102
aarp.scudder.com              myScudder.com    www.sec.gov
1-800-253-2277                1-800-SCUDDER    1-202-942-8090


SEC File Numbers
--------------------------------------------------------------------------------
Scudder Health Care Fund                       811-2021
Scudder Technology Innovation Fund             811-2021






Distributor
Scudder Investor Services, Inc.
Two International Place Boston, MA 02110-4103


SCUDDER
INVESTMENTS


A member of [LOGO] Zurich Scudder Investments

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 2001
                                 ---------------


              Scudder Health Care Fund (Class A, B, C and I Shares)
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for Class A, Class B, Class C and Class I Shares (the "Shares") of Scudder Health Care Fund (the "Fund"), a non-diversified series of Scudder Securities Trust (the "Trust"), an open-end management investment company. It should be read in conjunction with the prospectus of the Shares dated October 1, 2001. The prospectus may be obtained without charge from the Fund at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received.


Scudder Health Care Fund offers the following classes of shares: Class AARP, Class S, Class I, Class A, Class B and Class C shares (the "Shares"). Only Class A, Class B, Class C and Class I shares of Scudder Health Care Fund are offered herein.



                                TABLE OF CONTENTS

Investment Restrictions........................................................2

Investment Policies and Techniques.............................................4

Dividends, Distributions and Taxes............................................17

Performance...................................................................22

Investment Manager and Underwriter............................................25

Portfolio Transactions........................................................31

Net Asset Value...............................................................33

Purchase, Repurchase and Redemption of Shares.................................35

Purchase of Shares............................................................35

Redemption or Repurchase of Shares............................................41

Special Features..............................................................44

Officers and Trustees.........................................................49

Shareholder Rights............................................................52


Zurich Scudder Investments, Inc. (the "Advisor") serves as the Fund's investment manager.


The financial statements appearing in the Fund's May 31, 2001 Annual Report to Shareholders are incorporated herein by reference. The Annual Report for the Fund accompanies this document.

INVESTMENT RESTRICTIONS

Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. The Fund has elected to be classified as a non-diversified series of an open-end investment company. The Fund's policy to "concentrate" its assets in securities related to a particular industry is a fundamental policy.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

As a matter of fundamental policy, the Fund may not:

     (1) borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

     (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

     (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

     (5)  purchase  physical   commodities  or  contracts  related  to  physical
          commodities; or

     (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

The Fund may not, as a matter of nonfundamental policy:

     (1)  borrow money in an amount greater than 5% of its total assets,  except
          (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

     (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

     (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions,
          (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

     (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

     (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

     (7) lend portfolio securities in an amount greater than 5% of its total assets.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose."""

Investment of Uninvested Cash Balances. The Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which Zurich Scudder Investments acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the Investment Company Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance the Fund's ability to manage Uninvested Cash.

The Fund will invest Uninvested Cash in Central Funds only to the extent that the Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

INVESTMENT POLICIES AND TECHNIQUES

Except as otherwise indicated, the Fund's objective and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that the Fund will achieve its objective. If there is a change in the Fund's investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as short selling, hedging, etc.) or a financial instrument which the Fund may purchase (such as options, etc.) are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing the Fund's assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds, but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Scudder Health Care Fund's investment objective is to seek long-term growth of capital primarily through investment in common stocks of companies that are engaged primarily in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems. These include companies that operate hospitals and other health care facilities; companies that design, manufacture or sell medical supplies, equipment and support services; and pharmaceutical firms. The Fund may also invest in companies engaged in medical, diagnostic, biochemical and biotechnological research and development.

The Fund invests in the equity securities of health care companies located throughout the world. In the opinion of the Advisor, investments in the health care industry offer potential for significant growth due to favorable demographic trends, technological advances in the industry, and innovations by companies in the diagnosis and treatment of illnesses.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies in a group of related industries as described below. The Fund will invest in securities of U.S. companies, but may invest in foreign companies as well. A security will be considered appropriate for the Fund if at least 50% of its total assets, revenues, or net income is related to or derived from the industry or industries designated for the Fund. The industries in the health care sector are pharmaceuticals, biotechnology, medical products and supplies, and health care services. While the Fund invests predominantly in common stocks, the Fund may purchase convertible securities, rights, warrants and illiquid securities. The Fund may enter into repurchase agreements and reverse repurchase agreements, and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its total assets in U.S. Treasury securities, and agency and instrumentality obligations. For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Advisor deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized.

The Fund may not borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes, as determined by the Trustees. The Fund may engage up to 5% of its total assets in reverse repurchase agreements or dollar rolls.

Specialized Investment Techniques

Concentration. The Fund "concentrates," for purposes of the Investment Company Act of 1940 (the "1940 Act"), its assets in securities related to a particular industry (see list above), which means that at least 25% of its net assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

IPO risk: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

Investment-Grade Bonds. When the Advisor believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital appreciation, the Fund may invest up to 20% of its total assets in debt securities, including bonds of private issuers. The Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that the Fund invests in higher-grade securities, the Fund will not be able to avail itself of opportunities for higher income which may be available at lower grades.

Convertible Securities. The Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

The convertible securities in which a fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.


Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


Repurchase Agreements. The Fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, the Fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer.

A repurchase agreement provides a means for a fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a fund) acquires a security ("obligation") and the seller agrees, at the time of sale, to repurchase the obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a fund together with the repurchase price upon repurchase. In either case, the income to a fund is unrelated to the interest rate on the obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry System.

It is not clear whether a court would consider the Obligation purchased by a fund subject to a repurchase agreement as being owned by a fund or as being collateral for a loan by a fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a fund has not perfected a security interest in the Obligation, a fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a fund may incur a loss if the proceeds to a fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a fund, as the seller of the securities, agrees to repurchase such securities at an agreed upon time and price. A fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Fund assets and its yield.


Borrowing. The Fund will borrow only when the Advisor believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk."

As a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

Illiquid Securities and Restricted Securities. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid. )

[The Fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer]Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, the Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

"
Real Estate Investment Trusts. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Short Sales Against the Box. The Fund may make short sales of common stocks if, at all times when a short position is open, the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which the Fund may enter into short sales against the box.


Depository Receipts. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depository Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depository Receipts ("GDRs"), International Depository Receipts ("IDRs") and other types of Depository Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depository Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if the issuer of the underlying securities sponsored them. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depository Receipts. ADRs are Depository Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depository Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indices or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset value ("NAV"). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial AverageSM. They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100(R) Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indices. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued", "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. When the Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.


Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used.

Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce the NAV, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions


The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability (see "Taxes").

If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax (see "Taxes"). In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount.


Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's deduction for dividend paid on its federal tax return.


The Trust intends to distribute the Fund's investment company taxable income and any net realized capital gains in December, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (see "Taxes"), whether made in shares or cash.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C Shares. Distributions of capital gains, if any, will be paid in the same proportion for each class.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.   To receive income and capital gain dividends in cash.


Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Special Features -- Class A Shares -- Combined Purchases" for a list of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder or Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


Taxes

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

If for any taxable year the Fund does not qualify for special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such an event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.


From November 1, 2000 through May 31, 2001, the Scudder Health Care Fund incurred approximately $17,593,900 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended May 31, 2002.


Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


A qualifying individual may make a deductible Individual Retirement Account ("IRA") contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level for 2001 ($53,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $53,000 and $63,000; $33,000 for a single individual, with a phase-out for adjusted gross income between $33,000 and $43,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. The $2000 limit on contributions (whether deductible or nondeductible) is increased to $3,000 for 2002 through 2004. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years. In addition, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.


In some cases, shareholders of the Fund will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a

"reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.


Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss. Moreover, on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

Positions  of the Fund which  consist of at least one  position  not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.


Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. A transaction during the tax year that would otherwise be a constructive sale may be disregarded if 1) the transaction is closed by the 30th day after the close of the tax year, and 2) the taxpayer holds the appreciated financial position (without reduction of risk of loss) throughout the 60-day period following the date of closing of the transaction.


Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated are ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.


A portion of the difference between the issue price of zero coupon securities and their face value (the "original issue discount") is considered to be income to the Fund each year, even thought the Fund will not receive cash interest payments from the securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as regulated investment companies and to avoid federal income tax at the 'Fund's level.


If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or deposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of a foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gains on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gains its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Dividend and interest income received by the Fund from services outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate those foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect to investments by foreign investors.

The Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 30.5% (30% in 2002 and 2003) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

Performance

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be computed separately for each class. Class A, B and C shares are newly offered and therefore have no available performance information.

Performance figures for Class A, B and C shares are derived from the historical performance of Class S shares, adjusted to reflect the higher gross total annual operating expenses applicable to Class A, B and C shares. The performance figures are also adjusted to reflect the maximum initial sales charge of 5.75% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares. Returns for the historical performance of the Class S shares include the effect of a temporary waiver of management fees and/or absorption of certain operating expenses by the investment advisor and certain subsidiaries. Without such a waiver or absorption, returns would have been lower and ratings or rankings may have been less favorable.

The returns in the chart below assume reinvestment of distributions at net asset value and represent adjusted performance figures of the Class A, B and C shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):


                               T = (ERV/P)^1/n - 1
Where:
                 T         =       Average Annual Total Return
                 P         =       a hypothetical initial investment of $1,000
                 n         =       number of years
                 ERV       =       ending  redeemable  value: ERV  is the value,
                                   at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

      Average Annual Total Returns for the Period Ended May 31, 2001^(1)(2)
                       (Adjusted for Maximum Sales Charge)
                       -----------------------------------


                                                      1 Year   Life of Fund(3)*
                                                      ------

            Scudder Health Care Fund -- Class A         7.84%        16.41%
            Scudder Health Care Fund -- Class B        10.55%        15.97%
            Scudder Health Care Fund -- Class C        13.57%        16.43%


(1) Because Class A, B and C shares were not introduced until December 29, 2000, the returns for Class A, B and C shares for the period prior to their introduction is based upon the performance of Class S shares as described above.

(2) As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

(3)      The Fund commenced operations on March 2, 1998.

* The Advisor maintained expenses for the Class S shares of the Fund for the fiscal period ended May 31, 1999. The total return for the life of the Fund, had the Advisor not maintained Fund expenses, would have been lower.

In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
Where:

                 C         =       Cumulative Total Return
                 P         =       a hypothetical initial investment of $1,000
                 ERV       =       ending  redeemable value: ERV  is the  value,
                                   at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


          Cumulative Total Returns for the Period Ended May 31, 2001^(1)
                       (Adjusted for Maximum Sales Charge)
                       -----------------------------------


                             1 Year Life of Fund^(2)*


Scudder Health Care Fund -- Class A                   7.84%               63.80%
Scudder Health Care Fund -- Class B                  10.55%               61.76%
Scudder Health Care Fund -- Class C                  13.57%               63.88%

(1) Because Class A, B and C shares were not introduced until December 29, 2000, the returns for Class A, B and C shares for the period prior to their introduction is based upon the performance of Class S shares as described above. The difference in expenses will affect performance and the returns will be lower due to higher expense structure.

(2)  The Fund commenced operations on March 2, 1998.

* The Advisor maintained expenses for Class S shares of the Fund for the fiscal period ended May 31, 1999. The cumulative total return for the life of the Fund, had the Advisor not maintained Fund expenses, would have been lower.

Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of the Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of the Fund's and classes' performance data.

Quotations of the Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's and class' expenses.

Comparison of Fund Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

From time to time, in marketing and other Fund literature, members of the Board and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.

The Fund may be advertised as an investment choice in Scudder's college planning program.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

INVESTMENT MANAGER AND UNDERWRITER


Investment Manager. Zurich Scudder Investments, Inc. ("Zurich Scudder" or the "Advisor"), Two International Place, Boston, Massachusetts, an investment counsel firm, acts as investment advisor to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., ("Scudder") is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Advisor introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. The Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

Pursuant to an investment management agreement with the Fund, the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open and closed-end mutual funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which the Fund may invest, the conclusions and investment decisions of the Advisor with respect to the Fund are based primarily on the analyses of its own research department.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund.


In certain cases, the investments for a fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

The present investment management agreement (the "Agreement") was most recently approved by the Trustees on December 3, 1997, and became effective on December 31, 1997, and was approved by the initial shareholder on January 2, 1998. The Agreement was subsequently amended and restated by the Trustees on October 2, 2000. The Agreement will continue in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment. The continuance of the Agreement was last approved by the Trustees on August 14, 2001.


Under the Agreement, the Advisor regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

Under the Agreement, the Advisor renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of the NAV; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York; Boston, Massachusetts and Chicago, Illinois) of the Fund affiliated with the Advisor and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


For these services, the Fund paid the Advisor an annual fee equal to 0.85% of the Fund's average daily net assets payable monthly, provided the Fund will make interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Advisor had agreed until September 30, 2000 to maintain the total annualized expenses of the Fund at no more than 1.75%, of the average daily net assets of the Fund. For year ended May 31, 1999, the Advisor did not impose a portion of its management fee for the Fund amounting to $94,054, and the amount imposed aggregated $299,495. For the year ended May 31, 2000, the Advisor did not impose a portion of its management fee for the Fund, which amounted to $16,645, and the amount imposed aggregated $492,222.

Effective October 2, 2000, the Fund, as approved by the Funds' Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The management fee payable under the Management Agreement for Scudder Health Care Fund is equal to a rate of 0.85% of the first $500,000,000 of the average daily net assets and 0.80% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended May 31, 2001, the fee pursuant to the Agreement and the Management Agreement for Scudder Health Care Fund aggregated $1,772,283, respectively, which was equivalent to annual effective rate of 0.85% of the Fund's average daily net assets.


Under the Agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.


The Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Zurich Scudder Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of Shares of the Fund.

The term Scudder Investments is the designation given to the services provided by Zurich Scudder Investments, Inc. and its affiliates to the Scudder Family of Funds.

AMA InvestmentLink(SM) Program

Pursuant to an Agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.

Code of Ethics

The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Principal Underwriter. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter and distributor for the Class A, B and C shares of the Fund and acts as agent of the Fund in the continuous offering of its Shares. SDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of Shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by SDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the distribution agreement or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The distribution agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the distribution agreement.

Class A shares. SDI receives no compensation from the Fund as principal underwrites for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Fund's shares. The following information concerns fine underwriting commissions paid in connection with the distribution of the Fund's Class A shares for the periods noted.

                      Commissions      Commissions Underwriter    Commissions Paid to
                      -----------      -----------------------    -------------------
Fiscal Year   Retained by Underwriter     Paid to all Firms        Affiliated Firms
-----------   -----------------------     -----------------        ----------------

2001                      [ ]                   [ ]                        [ ]

Class B Shares and Class C Shares. The Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Rule 12b-1 Plan. Since the distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of a Fund to make payments to SDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by SDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

For its services under the distribution agreement, SDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, SDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by SDI or a Fund. SDI also receives any contingent deferred sales charges.

Expenses of the Fund and of SDI in connection with the Rule 12b-1 Plan for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

                                             Class B Shares
                                             --------------

                                                            Total Distribution
                                                            ------------------
                 Distribution Fees    Contingent Deferred      Fees Paid by       Distribution Fees Paid
                 -----------------    -------------------      ------------       ----------------------
                  Paid by Fund to       Sales Charge to       Underwriter to        by Underwriter to
                  ---------------       ---------------       --------------        -----------------
Fiscal Year         Underwriter           Underwriter             Firms              Affiliated Firms
-----------         -----------           -----------             -----              ----------------
2001                [ ]                      [ ]                    [ ]                    [ ]


             Advertising and     Prospectus    Marketing and   Misc. Operating    Interest
             ---------------     ----------    --------------  ---------------    --------
Fiscal Year     Literature        Printing     Sales Expenses     Expenses        Expense
-----------     ----------        --------     --------------     --------        -------

2001           [ ]                [ ]           [ ]               [ ]             [ ]

                                           Class C Shares
                                           --------------
                                                                 Total Distribution
                                                                 ------------------
                Distribution Fees       Contingent Deferred         Fees Paid by       Distribution Fees Paid
                -----------------       -------------------         ------------       ----------------------
                 Paid by Fund to          Sales Charge to          Underwriter to      by Underwriter to
                 ---------------          ---------------          --------------      -----------------
Fiscal Year        Underwriter              Underwriter                Firms           Affiliated Firms
-----------        -----------              -----------                -----           ----------------
2001                 [ ]                      [ ]                     [ ]                      [ ]



                Advertising and    Prospectus     Marketing and    Misc. Operating    Interest
                ---------------    ----------     -------------    ---------------    --------
Fiscal Year        Literature       Printing      Sales Expenses      Expenses        Expense
-----------        ----------       --------      --------------      --------        -------
2001                  [ ]                  [ ]         [ ]               [ ]            [ ]

Administrative Fee. The Fund has entered into an administrative services agreement with Zurich Scudder (the "Administration Agreement"), pursuant to which Zurich Scudder will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by Zurich Scudder under its investment management agreements with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.375% for Class A, 0.425% for Class B, 0.400% for Class C and 0.10% for Class I. One effect of this arrangement is to make the Fund's future expense ratio more predictable.


Various third-party service providers (the "Service Providers"), some of which are affiliated with Zurich Scudder, provide certain services to the Fund pursuant to separate agreements with the Fund. Scudder Fund Accounting
Corporation, a subsidiary of Zurich Scudder, computes net asset value for the Fund and maintains their accounting records. As custodian, State Street Bank holds the portfolio securities of the Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax, and related services. Dechert acts as general counsel for the Fund.

Zurich Scudder will pay the Service Providers for the provision of their services to the Fund and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay Zurich Scudder an Administrative Fee.

Each Administration Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The fee payable by the Fund to Zurich Scudder pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by Zurich Scudder under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with Zurich Scudder.


Shareholder Services. Pursuant to the Rule 12b-1 Plan, shareholder/administrative services are provided to the Fund on behalf of Class A, B and C shareholders under a shareholder services agreement ("shareholder agreement") with SDI. SDI bears all its expenses of providing services pursuant to the shareholder agreement between SDI and the Fund, including the payment of service fees. The Fund pays SDI a shareholder services fee, payable monthly, at an annual rate of 0.25% of the average daily net assets of each class.

SDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A Shares, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares, commencing with the month after investment. With respect to Class B and Class C Shares, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such Shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C Shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by SDI or the Fund. Firms to which service fees may be paid include affiliates of SDI. In addition SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the shareholder agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the shareholder services fee payable to SDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on the Fund's records. The effective shareholder services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides shareholder services. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all Fund assets in the future

Certain trustees or officers of the Fund are also directors or officers of the Advisor or SDI, as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, a subsidiary of the Advisor, computes net asset value for the Fund. Prior to the implementation of the Administration Agreement, the Fund paid Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended May 31, 1999, SFAC imposed its fee for Scudder Health Care Fund aggregating $37,500. For the year ended May 31, 2000, SFAC imposed its fee for the Fund aggregating $43,815 of which $6,889 was unpaid at May 31, 2000. Prior to October 2, 2000, SFAC imposed its fee aggregating $18,676, of which all is paid at May 31, 2001.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian has custody of all securities and cash of the Fund held outside the United States. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for the Fund's Class A, B, C and I shares. SISC receives as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.


Independent Accountants and Reports to Shareholders. The financial highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Brokerage Commissions.  Allocation of brokerage is supervised by the Advisor.


The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


The Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.


When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to the Advisor or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or the Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.



Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Fund.

The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.


In the fiscal period ended May 31, 1999, Scudder Health Care Fund paid brokerage commissions of $74,815. In the fiscal period ended May 31, 2000, the Fund paid brokerage commissions of $107,532. In the fiscal period ending May 31, 2001, the Fund paid brokerage commissions of $227, 421

For the Fund, for the fiscal period ended May 31, 1999, $39,415 (53% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The amount of such transactions aggregated $120,200,875 (53% of all transactions). For the fiscal period ended May 31, 2000, $68,820 (64.15% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The total amount of brokerage transactions aggregated, for the fiscal year ended May 31, 2000 was $194,500,713, of which $129,713,778 (66.69%) were transactions which included research commissions. For the fiscal period ended May 31, 2001, $146,422 (64.34% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The total amount of brokerage transactions aggregated, for the fiscal year ended May 31, 2001 was $423,846,287, of which $149,379,024 (35.24%) were transactions which included research commissions.

Portfolio Turnover

The portfolio turnover rate (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal period ended May 31, 1999 for Scudder Health Care Fund was 133%. For the fiscal period ended May 31, 2000 the rate for the Fund was 142%. For the fiscal period ended May 31, 2001 the rate for the Fund was 65%. Higher levels of activity by the Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective.


NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price as of the Value Time on such exchange. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.


PURCHASE, REPURCHASE AND REDEMPTION OF SHARES


Fund Shares are sold at their public offering price, which is the net asset value per such shares next determined after an order is received in proper form plus, with respect to Class A Shares, an initial sales charge. The minimum initial investment for Class A, B or C is $1,000 and the minimum subsequent investment is $50 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates. An order for the purchase of Shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


PURCHASE OF SHARES


Alternative Purchase Arrangements. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. Class I Shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.


The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution/services fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                               Annual 12b-1 Fees^(1)
                                                                (as a % of average
             Sales Charge                                       daily net assets)      Other Information
             ------------                                       -----------------      -----------------

Class A      Maximum initial sales charge of                         0.25%^(1)         Initial sales charge waived or
             5.75% of the public offering price(2)                                     reduced for certain purchases

Class B      Maximum contingent deferred sales charge of 4%          1.00%             Shares convert to Class A shares
             of redemption proceeds; declines to zero after                            six years after issuance
             six years

Class C      Contingent deferred sales charge of 1% of               1.00%             No conversion feature
             redemption proceeds for redemptions made during
             first year after purchase

(1)      There is a service fee of 0.25% for each class.

(2) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.


The minimum initial investment for each of Class A, B and C of the Fund is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for an IRA is $500 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Direct Deposit, Payroll Direct
Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.

Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.


                                                            Sales Charge
                                                            ------------
                                                                                 Allowed to Dealers
                                      As a Percentage of   As a Percentage of   As a Percentage of
Amount of Purchase                       Offering Price     Net Asset Value*       Offering Price
------------------                       --------------     ---------------        --------------

Less than $50,000                              5.75%               6.10%                  5.20%
$50,000 but less than $100,000                 4.50%               4.71%                  4.00%
$100,000 but less than $250,000                3.50%               3.63%                  3.00%
$250,000 but less than $500,000                2.60%               2.67%                  2.25%
$500,000 but less than $1 million              2.00%               2.04%                  1.75%
$1 million and over                          0.00%**             0.00%**                   %***


* Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.


*** Commission is payable by SDI as discussed below.

The Fund receives the entire net asset value of all its shares sold. SDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, SDI may re-allow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of the purchase of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

SDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the subaccount recordkeeping system made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, SDI will consider the cumulative amount invested by the purchaser in the Fund and other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund or of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.


Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.


Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Scudder Fund pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) any trust, pension, profit-sharing or other benefit plan for only such persons; (d) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (e) persons who purchase shares of the Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment advisors registered under the 1940 Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."


SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares of the Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for SDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares." SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."


Purchase of Class I Shares. Class I shares are offered at net asset value without an initial sales charge and are not subject to a contingent deferred sales charge or a Rule 12b-1 distribution fee. Also, there is no administration services fee charged to Class I shares. As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment value, will typically be higher for Class I shares than for Class A, Class B, or Class C shares.


Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of Zurich Scudder and its investment advisory affiliates that invest at least $1 million in a Fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee based advisory services that invest at least $1 million in a Fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a Fund; and (6) investment companies managed by Zurich Scudder that invest primarily in other investment companies. Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the Fund, and, in the case of category (4) above, selected dealers authorized by SDI. Share certificates are not available for Class I shares.

Which Arrangement is Better for You? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. In making this decision, investors should review their particular circumstances carefully with their financial representative. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. That determination must be made by investors with the assistance of their financial representative. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans (not including plans under Code Section 403 (b)(7) sponsored by a K-12 school district) using the subaccount record keeping system made available through the Shareholder Service Agent ("KemFlex Plans") will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Funds listed under "Special Features - Class A Shares - Combined Purchases" is in excess of $1 million for Class B shares or $5 million for Class C shares including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." KemFlex Plans that on May 1, 2000 have in excess of $1 million invested in Class B shares of Scudder Funds, or have in excess of $850,000 invested in Class B shares of Scudder Funds and are able to qualify for the purchase of Class A shares at net asset value (e.g., pursuant to a Letter of Intent), will have future investments made in Class A shares and will have the option to covert their holdings in Class B shares to Class A shares free of any contingent deferred sales charge on May 1, 2002. For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell. Class I shares are available only to certain institutional investors.

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. SDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

SDI may, from time to time, pay or allow to firms a 1.00% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, SDI will, from time to tome, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other Funds underwritten by SDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares."

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.


The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Tax Identification Number. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES


General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Scudder Funds, Attention: Redemption Department, P.O. Box 219153, Kansas City, Missouri 64141-9153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).


Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $800 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, IRAs or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.

Shareholders can request the following telephone privileges: expedited wire transfer redemptions and EXPRESS-Transfer transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to SDI, which the Fund has authorized to act as its agent. There is no charge by SDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by SDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by SDI prior to the close of SDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Share Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1.00% if they are redeemed within one year of purchase and .050% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.

Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.



     Year of Redemption                    Contingent Deferred
     ------------------                    -------------------
        After Purchase                         Sales Charge
        --------------                         ------------
         First                                      4%
         Second                                     3%
         Third                                      3%
         Fourth                                     2%
         Fifth                                      2%
         Sixth                                      1%


The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in IRC
Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the IRC and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1.00% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features -- Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in IRC Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent (g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and (g) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.


Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of the Fund or any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of the Scudder Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Scudder Funds. A shareholder of the Fund or other Scudder Funds who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in the same class of shares as the case may be, of the Fund or of other Scudder Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge schedule. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Scudder Funds listed under "Special Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Scudder Funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of the Fund, the reinvestment in shares of the Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.


Redemption in Kind. Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the SEC, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Share at the beginning of the period.

SPECIAL FEATURES

Class A  Shares  --  Combined  Purchases.  The  Fund's  Class A  shares  (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Small Capitalization Equity Fund, Scudder Income and Capital Preservation Fund, Scudder Municipal Bond Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder U.S. Government Securities Fund, Scudder International Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Global Income Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Intermediate Municipal Bond Fund, Scudder Cash Reserves Fund (available only upon exchange or conversion from Class A shares of another Scudder Fund), Scudder U.S. Mortgage Fund, Scudder Short-Intermediate Government Fund, Scudder Value Plus Growth Fund, Scudder Horizon Fund, Scudder New Europe Fund, Inc., Scudder Asian Growth Fund, Scudder Aggressive Growth Fund, Scudder Global/International Series, Inc., Scudder Equity Trust and Scudder Securities Trust, Scudder 21st Century Growth Fund, The Japan Fund, Inc., Scudder High Yield Tax Free Fund, Scudder Pathway Series -- Moderate Portfolio, Scudder Pathway Series -- Conservative Portfolio, Scudder Pathway Series -- Growth Portfolio, Scudder International Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Health Care Fund, Scudder Technology Innovation Fund, Global Discovery Fund, Value Fund, and
Classic Growth Fund ("Zurich Scudder Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Zurich Scudder Mutual Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include:
(a) Money Market Funds as "Eligible Funds", (b) all classes of shares of any Eligible Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Scudder Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Scudder Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other Scudder Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Scudder Funds and shares of the Money Market Funds listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash
Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Scudder Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of calculating the contingent deferred sales charge.

Class B Shares. Class B shares of the Fund and Class B shares of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of calculating the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

Class I Shares. Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

General. Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder Fund with a value of $1,000,000 or less (except Scudder Cash Reserves
Fund) acquired by exchange from another Scudder Fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder Fund and therefore may be subject to the 15-Day Hold Policy.

For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Scudder Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or SDI. Exchanges may be accomplished by a written request to Scudder Investments Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Scudder Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. If selected, exchanges will be made automatically until the shareholder or the Scudder Fund terminates the privilege. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Scudder Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated ClearingHouse System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem Shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Scudder Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Scudder Investments Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as IRAs.

Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated ClearingHouse debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Scudder Investments Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. A Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.

Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. SDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:


o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

The conversion of Class B Shares to Class A Shares may be subject to the continuing availability of an opinion of counsel, ruling by the IRS or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B Shares and not Class A Shares does not result in the Fund's dividends constituting "preferential dividends" under the IRC, and (b) that the conversion of Class B Shares to Class A Shares does not constitute a taxable event under the IRC. The conversion of Class B Shares to Class A Shares may be suspended if such assurance is not available. In that event, no further conversions of Class B Shares would occur, and Shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their ages, their principal occupations and their affiliations, if any, with the Advisor, and Scudder Distributors, Inc., are as follows:




                                                                                                  Position with
Name, Age, and Address               Position with Fund    Principal Occupation**                 Distributors, Inc.
----------------------               ------------------    --------------------                   ------------------
Henry P. Becton, Jr. (57)            Trustee               President, WGBH Educational Foundation --

WGBH
125 Western Avenue
Allston, MA 02134


Linda C. Coughlin (49)+*             Chairperson,          Managing Director of Zurich Scudder    Director and Vice
                                     Trustee and           Investments, Inc.                      Chairman
                                     President

Dawn-Marie Driscoll (54)             Trustee               Executive Fellow, Center for Business  --
4909 SW 9th Place                                          Ethics, Bentley College; President,
Cape Coral, FL  33914                                      Driscoll Associates (consulting firm)

Edgar R. Fiedler (72)                Trustee               Senior Fellow and Economic Counselor,  --
50023 Brogden                                              The Conference Board, Inc.
Chapel Hill, NC                                            (not-for-profit business research

                                                           organization)


Keith R. Fox (47)                    Trustee               Private Equity Investor, General       --
10 East 53rd Street                                        Partner, Exeter Group of Funds

New York, NY  10022


Jean Gleason Stromberg (57)          Trustee               Consultant; Director, Financial        --
3816 Military Road, NW                                     Institutions Issues, U.S. General
Washington, D.C.                                           Accounting Office (1996-1997);

                                                           Partner, Fulbright & Jaworski (law
                                                           firm) (1978-1996)


Jean C. Tempel (58)                  Trustee               Managing  Director, First Light        --
One Boston Place 23rd Floor                                Capital, LLC (venture capital firm)

Boston, MA 02108


Steven Zaleznick (46)*               Trustee               President and CEO, AARP Services, Inc. --
601 E Street

Washington, D.C. 20004


Thomas V. Bruns (44)#                Vice President        Managing Director of Zurich Scudder    President

                                Investments, Inc.


William F. Glavin (43)+              Vice President        Managing Director of Zurich Scudder    Managing Director

                                Investments, Inc.


James E. Masur (41)+                 Vice President        Senior Vice President of Zurich        __
                                                           Scudder Investments, Inc.



                                       49



                                                                                                  Position with
                                                                                                  Underwriter, Scudder
Name, Age, and Address               Position with Fund    Principal Occupation**                 Distributors, Inc.
----------------------               ------------------    --------------------                   ------------------

Kathryn L. Quirk (48)++              Vice President and    Managing Director of Zurich Scudder    Director, Secretary,
                                     Assistant Secretary   Investments, Inc.                      Chief Legal Officer and

                                                                                                  Vice President


Howard S. Schneider (44)#            Vice President        Managing Director of Zurich Scudder    __
                                                           Investments, Inc.

John R. Hebble (43)+                 Treasurer             Senior Vice President of Zurich        --
                                                           Scudder Investments, Inc.

Brenda Lyons (38)+                   Assistant Treasurer   Senior Vice President of Zurich        --
                                                           Scudder Investments, Inc.

Caroline Pearson (38)+               Assistant Secretary   Managing Director of Zurich Scudder    --
                                                           Investments, Inc.; Associate, Dechert
                                                           Price & Rhoads (law firm) 1989 - 1997

John Millette (38)+                  Vice President and    Vice President of Zurich Scudder       --
                                     Secretary             Investments, Inc.

Thomas Lally (34)                    Assistant Treasurer   Senior Vice President of Zurich        --
                                                           Scudder Investments, Inc.


                               ADDITIONAL OFFICERS


                                                                                                  Position
                                                                                                  with Underwriter,
Name, Age, and Address               Position with Fund    Principal Occupation**                 Distributors, Inc.
----------------------               ------------------    --------------------                   ------------------

Peter Chin (59) ++                   Vice President        Managing Director of Zurich Scudder    --
                                                           Investments, Inc.

J. Brooks Dougherty (42) ++          Vice President        Managing Director of Zurich Scudder    --
                                                           Investments, Inc.

James E. Fenger (42) #               Vice President        Managing Director of Zurich Scudder    --
                                                           Investments, Inc.

Sewall Hodges (46) ++                Vice President        Managing Director of Zurich Scudder    --
                                                           Investments, Inc.

Blair J. Triesman (33)++             Vice President        Managing Director of Zurich Scudder    --
                                                           Investments, Inc.

Robert D. Tymoczko (31)              Vice President        Senior Vice President of Zurich
                                                           Scudder Investments, Inc.


* Ms. Coughlin and Mr. Zaleznick are considered by the Fund and its counsel to be persons who are "interested persons" of the Advisor or of the Trust, within the meaning of the 1940 Act, as amended.

** Unless otherwise stated, all of the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

+    Address: Two International Place, Boston, Massachusetts

++   Address: 345 Park Avenue, New York, New York

#    222 South Riverside Plaza, Chicago, Illinois

@    101 California Street, San Francisco, California

The Trustees and Officers of the Trusts also serve in similar capacities with other Scudder Funds.


To the best of the Trust's knowledge, as of August 31, 2001, all Directors and officers of the Trust, as a group, owned beneficially (as that term is defined in Section 13 (d) under the Securities Exchange Act of 1934) less than 1% of the outstanding shares of any class of the Fund.

To the best of the Fund's knowledge, as of August 31, 2001, no person of record owned more than 5% or more of the outstanding shares of any class of the Fund, except as stated below.

As of August 31, 2001, 1,065,693 shares in the aggregate, or 12.14% of the outstanding shares of Scudder Health Care Fund -- Class S -- were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA 9410 who may deemed to be the beneficial owner of such shares.


Remuneration

Responsibilities of the Board -- Board and Committee Meetings

The Board of Trustees of the Trust is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with the Advisor. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

The Board of Trustees meets at least quarterly to review the investment performance of the Fund of the Trust and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to Scudder and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the quality and efficiency of the various other services provided, costs incurred by Scudder and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

All of the Independent Trustees serve on the Committee of Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees of the Fund

Each Independent Trustee receives compensation for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. The Independent Trustee who serves as lead trustee receives additional compensation for his or her service. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.


The Independent Trustees also serve in the same capacity for other funds managed by the Advisor. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 2000 from each Trust and from all of the Scudder funds as a group.



Name                      Scudder Securities Trust*      All Scudder Funds
----                      -------------------------      -----------------

Henry P. Becton, Jr.**               $3,370              $159,093(30 funds)
Dawn-Marie Driscoll**                $5,421              $157,162 (30 funds)
Edgar R. Fiedler+**                 $30,313              $303,974(29 funds)
Keith R. Fox                         $3,796              $181,913 (23 funds)
Jean Gleason Stromberg**             $3,370              $100,371 (16 funds)
Jean C. Tempel**                     $3,370              $152,487 (30 funds)


* Scudder Securities Trust consists of five funds: Scudder Development Fund, Scudder Health Care Fund, Scudder Technology Innovation Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund.

** Newly elected Trustee. On July 13, 2000, shareholders of the Fund elected a new Board of Trustees. See the "Trustees and Officers" section for the newly-constituted Board of Trustees.


+ As of December 31, 2000, Mr. Fiedler had a total of $2,003 accrued over the prior year through a deferred compensation program for serving on the board of Scudder Money Market Trust, formerly known as Scudder Funds, Inc. During the year ended December 31, 2000, Mr. Fiedler had a total of $174,960.91 previously accrued in a deferred compensation program serving on the board of the Scudder Money Market Trust.


Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Advisor, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

Shareholder Rights

The Fund is a non-diversified series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into five series: Scudder Development Fund, Scudder Small Company Value Fund, Scudder 21st Century Growth Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund.

The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund (or class thereof) has equal rights with each other share of that Fund (or class) as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that a Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.

The Fund's activities are supervised by the Trust's Board of Trustees. The Trust adopted a plan on pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Trust to establish a multiple class distribution system for the Funds.

Each class of shares will represent interests in the same portfolio of investments of the Series, and be identical in all respects to each other class, except as set forth below. The only differences among the various classes of shares of the Series will relate solely to: (a) different distribution fee payments or service fee payments associated with any Rule 12b-1 Plan for a particular class of shares and any other costs relating to implementing or amending such Rule 12b-1 Plan (including obtaining shareholder approval of such Rule 12b-1 Plan or any amendment thereto) which will be borne solely by shareholders of such class; (b) different service fees; (c) different account minimums; (d) the bearing by each class of its Class Expenses, as defined in
Section 2(b) below; (e) the voting rights related to any Rule 12b-1 Plan affecting a specific class of shares; (f) separate exchange privileges; (g) different conversion features and (h) different class names and designations. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.

Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Trust and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Additional Information

Other Information

The CUSIP numbers of the classes are:

         Class A: 811196-815

         Class B: 811196-799


         Class C: 811196-781


         Class I: 811196-773

The Fund has a fiscal year ending May 31.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Advisor in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

Costs of $28,000 incurred by the Fund in conjunction with its organization are amortized over the five-year period beginning January 5, 1998.

Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

The law firm of Dechert is counsel to the Fund.

The name "Scudder Securities Trust" is the designation of the Trust for the time being under a Declaration of Trust dated October 16, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of Shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

The Fund's Shares prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

Financial Statements


The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2001, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 October 1, 2001


          Scudder Technology Innovation Fund (Class A, B and C Shares)
               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-621-1048


This Statement of Additional Information is not a prospectus. It is the Statement of Additional Information for Class A, Class B and Class C Shares (the "Shares") of Scudder Technology Innovation Fund (the "Fund"), a non-diversified series of Scudder Securities Trust (the "Trust"), an open-end management investment company. It should be read in conjunction with the prospectus of the Shares dated October 1, 2001. The prospectus may be obtained without charge from the Fund at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received.


Scudder Technology Innovation Fund offers the following classes of shares: Class AARP, Class S, Class A, Class B and Class C shares (the "Shares"). Only Class A, Class B and Class C shares of Scudder Technology Innovation Fund are offered herein.

                                TABLE OF CONTENTS

Investment Restrictions........................................................2

Investment Policies and Techniques.............................................4


Dividends, Distributions and Taxes............................................16

Performance...................................................................21

Investment Manager and Underwriter............................................24

Portfolio Transactions........................................................31

Net Asset Value...............................................................32

Purchase, Repurchase and Redemption of Shares.................................33

Purchase of Shares............................................................35

Redemption or Repurchase of Shares............................................40

Special Features..............................................................43

Officers and Trustees.........................................................47

Shareholder Rights............................................................51


Zurich Scudder Investments, Inc. (the "Advisor") serves as the Fund's investment manager.


The financial statements appearing in the Fund's May 31, 2001 Annual Report to Shareholders are incorporated herein by reference. The Annual Report for the Fund accompanies this document.

INVESTMENT RESTRICTIONS

Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund involved which, under the Investment Company Act of 1940, as amended (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. The Fund has elected to be classified as a non-diversified series of an open-end investment company. The Fund's policy to "concentrate" its assets in securities related to a particular industry is a fundamental policy.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.

As a matter of fundamental policy, the Fund may not:

(1) borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(5)  purchase physical commodities or contracts related to physical commodities;
     or

(6)  make loans to other persons, except (i) loans of portfolio securities,  and
     (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

The Fund may not, as a matter of nonfundamental policy:

(1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

(2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

(3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments, (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

(4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

(5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

(6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

(7)  lend portfolio securities in an amount greater than 5% of its total assets.

Master/feeder Fund Structure. The Board of Trustees has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure as described below. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Interfund Borrowing and Lending Program. The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent the Fund is actually engaged in borrowing through the interfund lending program, the Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that the Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

""Investment of Uninvested Cash Balances. The Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, the Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which Zurich Scudder Investments acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the Investment Company Act. Investment by the Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance the Fund's ability to manage Uninvested Cash.

The Fund will invest Uninvested Cash in Central Funds only to the extent that the Fund's aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.

INVESTMENT POLICIES AND TECHNIQUES

Except as otherwise indicated, the Fund's objective and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that either Fund will achieve its objective. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which the Fund may engage (such as short selling, hedging, etc.) or a financial instrument which the Fund may purchase (such as options, etc.) are meant to describe the spectrum of investments that the Advisor, in its discretion, might, but is not required to, use in managing the Fund's assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds, but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of the Fund, but, to the extent employed, could from time to time have a material impact on the Fund's performance.

Scudder Technology Innovation Fund's investment objective is to seek long-term growth of capital primarily through investment in common stocks of companies engaged in the development, production or distribution of technology-related products or services. These types of products and services currently include computer hardware and software, semi-conductors, office equipment and automation, and Internet-related products and services.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies in a group of related industries as described below. The Fund will invest in securities of U.S. companies, but may invest in foreign companies as well. A security will be considered appropriate for the Fund if at least 50% of its total assets, revenues, or net income is related to or derived from the industry or industries designated for the Fund. The industries in the technology sector are computers (including software, hardware and internet-related businesses), computer services, telecommunications and semi-conductors. While the Fund invests predominantly in common stocks, the Fund may purchase convertible securities, rights, warrants and illiquid securities. The Fund may enter into repurchase agreements and reverse repurchase agreements, and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its total assets in U.S. Treasury securities, and agency and instrumentality obligations. For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Advisor deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized.

The Fund may not borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes, as determined by the Trustees. The Fund may engage up to 5% of its total assets in reverse repurchase agreements or dollar rolls.

Specialized Investment Techniques

Concentration. The Fund "concentrates," for purposes of the 1940 Act, its assets in securities related to a particular industry (see list above), which means that at least 25% of its net assets will be invested in these assets at all times. As a result, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

Common Stocks. Under normal circumstances, the Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Despite the risk of price volatility, however, common stocks have historically offered a greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents, although there can be no assurance that this will be true in the future.

IPO risk: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).

Investment-Grade Bonds. When the Advisor believes that it is appropriate to do so in order to achieve the Fund's objective of long-term capital appreciation, the Fund may invest up to 20% of its total assets in debt securities, including bonds of private issuers. The Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Advisor. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. To the extent that the Fund invests in higher-grade securities, the Fund will not be able to avail itself of opportunities for higher income which may be available at lower grades.

Convertible Securities. The Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

The convertible securities in which the fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations.


Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities. Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"(TM)). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment. Repurchase Agreements. The Fund may invest in repurchase agreements pursuant to its investment guidelines. In a repurchase agreement, the Fund acquires ownership of a security and simultaneously commits to resell that security to the seller, typically a bank or broker/dealer. A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.


It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to reduce the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Reverse Repurchase Agreements. The Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which the Fund, as the seller of the securities, agrees to repurchase them at an agreed upon time and price. The Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. The Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Such transactions may increase fluctuations in the market value of Fund assets and its yield.


Borrowing. The Fund will borrow only when the Advisor believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. Borrowing by the Fund will involve special risk considerations. Although the principal of the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.

As a matter of non-fundamental policy, the Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although the Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.

Illiquid Securities and Restricted Securities. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid. ).

[The Fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer]Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

The Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

The Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Lending of Portfolio Securities. The Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. The Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, the Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.

Short Sales Against the Box. The Fund may make short sales of common stocks if, at all times when a short position is open, the Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to the Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. The Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which the Fund may enter into short sales against the box.

Depositary Receipts. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary receipts provide indirect investment in securities of foreign issuers. Prices of unsponsored Depositary Receipts may be more volatile than if the issuer of the underlying securities sponsored them. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are Depositary Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, the Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts, including those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in U.S. dollar-denominated ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.


Investment Company Securities. The Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100(R) Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by the Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

When-Issued Securities. The Fund may from time to time purchase equity and debt securities on a "when-issued", "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. When the Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While such securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. The Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.

Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in the Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic
Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to
Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of the Fund, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of the Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options ("OTC options") may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and OTC options. Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 15% of its net assets in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

The Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as the Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise

"covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid assets denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions

The Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

If the Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's deduction for dividend paid on its federal tax return.

The Trust intends to distribute the Fund's investment company taxable income and any net realized capital gains in November or December, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.


The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable.


Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year the fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

Dividends paid by the Fund with respect to each class of its shares will be calculated in the same manner, at the same time and on the same day. The level of income dividends per share (as a percentage of net asset value) will be lower for Class B and Class C Shares than for Class A Shares primarily as a result of the distribution services fee applicable to Class B and Class C Shares. Distributions of capital gains, if any, will be paid in the same proportion for each class.

Income and capital gain dividends, if any, of the Fund will be credited to shareholder accounts in full and fractional shares of the same class of the Fund at net asset value on the reinvestment date, except that, upon written request to the Shareholder Service Agent, a shareholder may select one of the following options:

1. To receive income and short-term capital gain dividends in cash and long-term capital gain dividends in shares of the same class at net asset value; or

2.   To receive income and capital gain dividends in cash.


Dividends will be reinvested in Shares of the same class of the Fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other Scudder Funds with multiple classes of shares or Scudder Funds as provided in the prospectus. See "Special Features -- Class A Shares -- Combined Purchases" for a list of such other Funds. To use this privilege of investing dividends of the Fund in shares of another Scudder Fund, shareholders must maintain a minimum account value of $1,000 in the Fund distributing the dividends. The Fund will reinvest dividend checks (and future dividends) in shares of that same Fund and class if checks are returned as undeliverable. Dividends and other distributions of the Fund in the aggregate amount of $10 or less are automatically reinvested in shares of the Fund unless the shareholder requests that such policy not be applied to the shareholder's account.


Taxes


The Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.


A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.


If for any taxable year the Fund does not qualify for special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such an event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends received deduction in the case of corporate shareholders.



The Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.


From November 1, 2000 through May 31, 2001, Scudder Technology Innovation Fund incurred approximately $150,800,000, of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended May 31, 2002.


Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by the Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. If any such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level in 2001 ($53,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $53,000 and $63,000; $33,000 for a single individual, with a phase-out for adjusted gross income between $33,000 and $43,000).

However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. The $2,000 limit on contributions (whether deductible or nondeductible) is increased to $3,000 for 2002 through 2004. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years. In addition, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.


Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

In some cases, shareholders of the Fund will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term " reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by the Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by the Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on the Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If the Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.


Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by the Fund.

Many futures and forward contracts entered into by the Fund and listed nonequity options written or purchased by the Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss. Moreover, on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss.

Positions  of the Fund which  consist of at least one  position  not governed by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.

Notwithstanding any of the foregoing, recent tax law changes may require the Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. A transaction during the tax year that would otherwise be a constructive sale may be disregarded if 1) the transaction is closed by the 30th day after the close of the tax year, and 2) the taxpayer holds the appreciated financial position (without reduction of risk of loss) throughout the 60-day period following the date of closing of the transaction.

Similarly, if the Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated are ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

A portion of the difference between the issue price of zero coupon securities and their face value (the "original issue discount") is considered to be income to the Fund each year, even thought the Fund will not receive cash interest payments from the securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as regulated investment companies and to avoid federal income tax at the Fund's level.

If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or deposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of a foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

The Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gains on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Fund may elect to include as income and gains its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Dividend and interest income received by the Fund from services outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate those foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect to investments by foreign investors.


The Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 30.5% (30% for 2002 and 2003) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders   of  the  Fund  may  be  subject  to  state  and  local  taxes  on distributions received from the Fund and on redemptions of the Fund's shares. The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

PERFORMANCE

From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. Performance information will be computed separately for each class. Class A, B and C shares are newly offered and therefore have no available performance information.

Performance figures for Class A, B and C shares of the Fund are derived from the historical performance of Class S shares, adjusted to reflect the higher gross total annual operating expenses applicable to Class A, B and C shares. The performance figures are also adjusted to reflect the maximum initial sales charge of 5.75% for Class A shares and the maximum current contingent deferred sales charge of 4% for Class B shares and 1% for Class C shares. Returns for the historical performance of the Class S shares include the effect of a temporary waiver of management fees and/or absorption of certain operating expenses by the investment advisor and certain subsidiaries. Without such a waiver or absorption, returns would have been lower and ratings or rankings may have been less favorable.


The returns in the chart below assume reinvestment of distributions at net asset value and represent adjusted performance figures of the Class A, B and C shares of the Fund as described above; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Because Class I shares have been offered for less than a full calendar year, there is no financial data for these shares.


Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year, five years and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:
                 T         =       Average Annual Total Return
                 P         =       a hypothetical initial investment of $1,000
                 n         =       number of years
                 ERV       =       ending  redeemable  value: ERV is  the value,
                                   at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


      Average Annual Total Returns for the Period Ended May 31, 2001^(1)(2)
                           (Adjusted for Sales Charge)
                           ---------------------------



                                                  1 Year      Life of Fund^(3)
                                                  ------      ----------------

Scudder Technology Innovation Fund -- Class A    -46.56%         20.03%
Scudder Technology Innovation Fund -- Class B    -45.29%         20.88%
Scudder Technology Innovation Fund -- Class C    -43.72%         21.31%


(1) Because Class A, B and C shares were not introduced until December 29, 2000, the returns for Class A, B and C shares for the period prior to their introduction are based upon the performance of Class S shares as described above.

(2) As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund or class will vary based on changes in market conditions and the level of the Fund's and class' expenses.

(3) The Advisor maintained expenses for the Class S shares of the Fund for the fiscal period ended May 31, 1999. The total return for the life of the Fund, had the Advisor not maintained Fund expenses, would have been lower.


In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
Where:

                 C         =       Cumulative Total Return
                 P         =       a hypothetical initial investment of $1,000
                 ERV       =       ending  redeemable  value: ERV  is the value,
                                   at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

         Cumulative Total Returns for the Period Ended May 31, 2001^(1)
                           (Adjusted for Sales Charge)
                           ---------------------------


                                                     1 Year    Life of Fund^(2)*
                                                     ------    -----------------

Scudder Technology Innovation Fund --- Class A       -46.56%         80.91%
Scudder Technology Innovation Fund --- Class B       -45.29%         85.10%
Scudder Technology Innovation Fund --- Class C       -43.72%         87.23%

(1) Because Class A, B and C shares were not introduced until December 29, 2000, the returns for Class A, B and C shares for the period prior to their introduction are based upon the performance of Class S shares as described above.

(2)      The Fund commenced operations on March 2, 1998.

* The Advisor maintained expenses for the Class S shares of the Fund for the fiscal period ended May 31, 1999. The total return for the life of the Fund, had the Advisor not maintained Fund expenses, would have been lower.

Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

From time to time, in advertisements, sales literature, and reports to shareholders or prospective investors, figures relating to the growth in the total net assets of the Fund apart from capital appreciation will be cited, as an update to the information in this section, including, but not limited to: net cash flow, net subscriptions, gross subscriptions, net asset growth, net account growth, and subscription rates. Capital appreciation generally will be covered by marketing literature as part of the Fund's and classes' performance data.


Quotations of the Fund's performance are based on historical earnings, show the performance of a hypothetical investment, and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's and Class' expenses.


Comparison of Fund Performance

A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

Historical information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance for any of the countries in which the Fund invests.

From time to time, in advertising and marketing literature, the Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.

From time to time, in marketing and other Fund literature, members of the Board and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.

The Fund may be advertised as an investment choice in Scudder's college planning program.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund.

INVESTMENT MANAGER AND UNDERWRITER


Investment Manager. Zurich Scudder Investments, Inc. ("Zurich Scudder" or the "Advisor"), Two International Place, Boston, Massachusetts, an investment counsel firm, acts as investment advisor to the Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., ("Scudder") is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Advisor introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in Scudder Kemper) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. The Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc. The Advisor manages the Fund's daily investment and business affairs subject to the policies established by the Trust's Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group").

Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

Pursuant to an investment management agreement with the Fund, the Advisor acts as the Fund's investment advisor, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Fund if elected to such positions.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today it provides investment counsel for many individuals and institutions, including insurance companies, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open and closed-end mutual funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world researching hundreds of companies. In selecting securities in which the Fund may invest, the conclusions and investment decisions of the Advisor with respect to the Fund are based primarily on the analyses of its own research department.

Certain investments may be appropriate for the Fund and also for other clients advised by the Advisor. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to the Fund.


In certain cases, the investments for a fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor that have similar names, objectives and investment styles. You should be aware that the Funds are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Fund can be expected to vary from those of these other mutual funds.

The present investment management agreement (the "Agreement") was most recently approved by the Trustees on December 3, 1997, and became effective on December 31, 1997, and was approved by the initial shareholder on January 2, 1998. The Agreement was subsequently amended and restated by the Trustees on October 2, 2000. The Agreement will continue in effect until September 30, 2002 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Advisor or the Fund, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminates in the event of its assignment. The continuance of the Agreement was last approved by the Trustees on August 14, 2001.


Under the Agreement, the Advisor regularly provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of the Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to the Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

Under the Agreement, the Advisor renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York; Boston, Massachusetts and Chicago, Illinois) of the Fund affiliated with the Advisor and makes available, without expense to the Trust, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities.


For these services, the Fund paid the Advisor an annual fee equal to 0.85% of the Fund's average daily net assets payable monthly, provided the Fund will make interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Advisor had agreed until September 30, 2000 to maintain the total annualized expenses of the Fund at no more than 1.75%, of the average daily net assets of the Fund. For the year ended May 31, 1999, the Advisor did not impose a portion of its management fee, which amounted to $70,757, and the amount imposed aggregated $469,131. For the year ended May 31, 2000, the management fee for the Fund amounted to $3,470,232.

Effective October 2, 2000, ""the management fee payable under the Management Agreement for Scudder Technology Innovation Fund is equal to a rate of 0.85% of the first $500,000,000 of the average daily net assets, 0.80% on the next $500,000,000, 0.75% on the next $500,000,000, 0.70% on the next $500,000,000 and
0.65% of such net assets in excess of $2, 000,000,000, computed and accrued daily and payable monthly.

Accordingly, for the year ended May 31, 2001, the fee pursuant to the Agreement and the Management Agreement for Scudder Technology Innovation Fund aggregated $5,718,033, which was equivalent to annual effective rate of 0.84% of the Fund's average daily net assets. In addition the Advisor reimbursed Scudder Technology Innovation Fund $501,810 for losses incurred in connection with certain portfolio transactions and is included in realized gains in the Statement of Operations.


Under the Agreement the Fund is responsible for all of its other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Fund who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees of the Fund with respect thereto.


The Agreement identifies the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Zurich Scudder Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

In reviewing the terms of the Agreement and in discussions with the Advisor concerning such Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Fund's expense.

The Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreement.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as advisor to other funds with investment objectives and policies similar to those of the Fund that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of Shares of the Fund.

The term Scudder Investments is the designation given to the services provided by Zurich Scudder Investments, Inc. and its affiliates to the Scudder Family of Funds.

AMA InvestmentLink(SM) Program

Pursuant to an Agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment advisor or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.

Code of Ethics

The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Trust and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Principal Underwriter. Pursuant to separate underwriting and distribution services agreements ("distribution agreements"), Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Advisor, is the principal underwriter and distributor for the Class A, B and C shares of the Fund and acts as agent of the Fund in the continuous offering of its Shares. SDI bears all of its expenses of providing services pursuant to the distribution agreement, including the payment of any commissions. The Fund pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and SDI, as principal underwriter, pays for the printing and distribution of copies thereof used in connection with the offering of Shares to prospective investors. SDI also pays for supplementary sales literature and advertising costs.

The distribution agreement continues in effect from year to year so long as such continuance is approved for each class at least annually by a vote of the Board of Trustees of the Fund, including the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the agreement. The agreement automatically terminates in the event of its assignment and may be terminated for a class at any time without penalty by the Fund or by SDI upon 60 days' notice. Termination by the Fund with respect to a class may be by vote of a majority of the Board of Trustees or a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the distribution agreement or a "majority of the outstanding voting securities" of the class of the Fund, as defined under the 1940 Act. The distribution agreement may not be amended for a class to increase the fee to be paid by the Fund with respect to such class without approval by a majority of the outstanding voting securities of such class of the Fund, and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the distribution agreement.

Class A shares. SDI receives no compensation from the Fund as principal underwrites for Class A shares and pays all expenses of distribution of the Fund's Class A shares under the distribution agreements not otherwise paid by dealers or other financial services firms. As indicated under "Purchase of Shares," SDI retains the sales charge upon the purchase of shares and pays or allows concessions or discounts to firms for the sale of the Fund's shares. The following information concerns fine underwriting commissions paid in connection with the distribution of the Fund's Class A shares for the periods noted.

                         Commissions        Commissions Underwriter     Commissions Paid to
Fiscal Year     Retained by Underwriter        Paid to all Firms         Affiliated Firms
-----------     -----------------------        -----------------         ----------------

2001            [    ]                         [    ]                    [    ]

Class B Shares and Class C Shares. The Fund has adopted a plan under Rule 12b-1 (the "Rule 12b-1 Plan") that provides for fees payable as an expense of the Class B shares and Class C shares that are used by SDI to pay for distribution and services for those classes. Because 12b-1 fees are paid out of fund assets on an ongoing basis they will, over time, increase the cost of an investment and cost more than other types of sales charges.

Rule 12b-1 Plan. Since the distribution agreement provides for fees payable as an expense of the Class B shares and the Class C shares that are used by SDI to pay for distribution services for those classes, that agreement is approved and reviewed separately for the Class B shares and the Class C shares in accordance with Rule 12b-1 under the 1940 Act, which regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing its shares.

If a Rule 12b-1 Plan (the "Plan") is terminated in accordance with its terms, the obligation of the Fund to make payments to SDI pursuant to the Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by SDI in excess of its fees under a Plan, if for any reason the Plan is terminated in accordance with its terms. Future fees under the Plan may or may not be sufficient to reimburse SDI for its expenses incurred.

For its services under the distribution agreement, SDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class B shares. This fee is accrued daily as an expense of Class B shares. SDI also receives any contingent deferred sales charges. SDI currently compensates firms for sales of Class B shares at a commission rate of 3.75%.

For its services under the distribution agreement, SDI receives a fee from the Fund, payable monthly, at the annual rate of 0.75% of average daily net assets of the Fund attributable to Class C shares. This fee is accrued daily as an expense of Class C shares. SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of Class C shares. For periods after the first year, SDI currently pays firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm and the fee continues until terminated by SDI or the Fund. SDI also receives any contingent deferred sales charges.

Expenses of the Fund and of SDI in connection with the Rule 12b-1 Plan for the Class B and Class C shares are set forth below. A portion of the marketing, sales and operating expenses shown below could be considered overhead expense.

                                                     Class B shares
                                                     --------------
                                                                           Total Distribution
                                                                           ------------------
                          Distribution Fees       Contingent Deferred      Fees Paid by            Distribution Fees Paid
                          -----------------       -------------------      ------------            ----------------------
                          Paid by Fund to         Sales Charge to          Underwriter to          by Underwriter to
                          ---------------         ---------------          --------------          -----------------
Fiscal Year               Underwriter             Underwriter              Firms                   Affiliated Firms
-----------               -----------             -----------              -----                   ----------------
2001                      [    ]                  [    ]                   [    ]                  [    ]

                      Advertising and     Prospectus   Marketing and       Misc. Operating      Interest
                      ---------------     ----------   -------------       ---------------      --------
Fiscal Year           Literature          Printing     Sales Expenses      Expenses             Expense
-----------           ----------          --------     --------------      --------             -------
2001                  [    ]              [    ]       [    ]              [    ]               [    ]

                                                    Class C shares
                                                    --------------
                                                                           Total Distribution
                                                                           ------------------
                          Distribution Fees       Contingent Deferred      Fees Paid by            Distribution Fees Paid
                          -----------------       -------------------      ------------            ----------------------
                          Paid by Fund to         Sales Charge to          Underwriter to          by Underwriter to
                          ---------------         ---------------          --------------          -----------------
Fiscal Year               Underwriter             Underwriter              Firms                   Affiliated Firms
-----------               -----------             -----------              -----                   ----------------

2001                      [    ]                  [    ]                   [    ]                  [    ]

                      Advertising and     Prospectus   Marketing and       Misc. Operating      Interest
                      ---------------     ----------   -------------       ---------------      --------
Fiscal Year           Literature          Printing     Sales Expenses      Expenses             Expense
-----------           ----------          --------     --------------      --------             -------
2001                  [    ]              [    ]       [    ]              [    ]               [    ]

Administrative Fee. The Fund has entered into an administrative services agreement (the "Administration Agreement") with Zurich Scudder"", pursuant to which Zurich Scudder will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by Zurich Scudder under its investment management agreements with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.375% for Class A, 0.425% for Class B and 0.400% for Class C. One effect of this arrangement is to make the Fund's future expense ratio more predictable.


Various third-party service providers (the "Service Providers"), some of which are affiliated with Zurich Scudder, provide certain services to the Fund pursuant to separate agreements with the Fund. Scudder Fund Accounting
Corporation, a subsidiary of Zurich Scudder, computes net asset value for the Fund and maintains their accounting records. As custodian, State Street Bank holds the portfolio securities of the Fund, pursuant to a custodian agreement. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax, and related services. Dechert acts as general counsel for the Fund.

Zurich Scudder will pay the Service Providers for the provision of their services to the Fund and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay Zurich Scudder an Administrative Fee.

Each Administration Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The fee payable by the Fund to Zurich Scudder pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by Zurich Scudder under the Administration Agreements, such as taxes, brokerage, interest and extraordinary expenses; and the fees and expenses of the Independent Directors (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with Zurich Scudder.


Shareholder Services. Pursuant to the Rule 12b-1 Plan, shareholder/administrative services are provided to the Fund on behalf of Class A, B and C shareholders under a shareholder services agreement ("shareholder agreement") with SDI. SDI bears all its expenses of providing services pursuant to the shareholder agreement between SDI and the Fund, including the payment of service fees. The Fund pays SDI a shareholder services fee, payable monthly, at an annual rate of 0.25% of the average daily net assets of each class.

SDI enters into related arrangements with various broker-dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers or clients who are investors in the Fund. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Fund, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. With respect to Class A Shares, SDI pays each firm a service fee, payable quarterly, at an annual rate of up to 0.25% of the net assets in Fund accounts that it maintains and services attributable to Class A Shares, commencing with the month after investment. With respect to Class B and Class C Shares, SDI currently advances to firms the first-year service fee at a rate of up to 0.25% of the purchase price of such Shares. For periods after the first year, SDI currently intends to pay firms a service fee at a rate of up to 0.25% (calculated monthly and paid quarterly) of the net assets attributable to Class B and Class C Shares maintained and serviced by the firm. After the first year, a firm becomes eligible for the quarterly service fee and the fee continues until terminated by SDI or the Fund. Firms to which service fees may be paid include affiliates of SDI. In addition SDI may, from time to time, from its own resources pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Fund.

SDI also may provide some of the above services and may retain any portion of the fee under the shareholder agreement not paid to firms to compensate itself for administrative functions performed for the Fund. Currently, the shareholder services fee payable to SDI is payable at an annual rate of 0.25% based upon Fund assets in accounts for which a firm provides administrative services and at the annual rate of 0.15% based upon Fund assets in accounts for which there is no firm of record (other than SDI) listed on the Fund's records. The effective shareholder services fee rate to be charged against all assets of the Fund while this procedure is in effect will depend upon the proportion of Fund assets that is in accounts for which a firm of record provides shareholder services. The Board of Trustees of the Fund, in its discretion, may approve basing the fee to SDI at the annual rate of 0.25% on all Fund assets in the future

Certain trustees or officers of the Fund are also directors or officers of the Advisor or SDI, as indicated under "Officers and Trustees."

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts, a subsidiary of the Advisor, computes net asset value for the Fund. Prior to the implementation of the Administration Agreements, the Fund paid Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended May 31, 1999, SFAC imposed its fee for the Fund aggregating $39,654. For the year ended May 31, 2000, SFAC imposed its fee for the Fund $73,522, of which $15,984 was unpaid at May 31, 2000. Prior to October 2, 2000, SFAC imposed its fee aggregating $34,973, of which all is paid at May 31, 2001.

Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian has custody of all securities and cash of the Fund held outside the United States. The Custodian attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105-2005, an affiliate of the Advisor, is the Fund's transfer agent, dividend-paying agent and shareholder service agent for the Fund's Class A, B and C shares. SISC receives as transfer agent, annual account fees of $5 per account, transaction and maintenance charges, annual fees associated with the contingent deferred sales charge (Class B shares only) and out-of-pocket expense reimbursement.


Independent Accountants and Reports to Shareholders. The financial highlights of the Fund included in the Fund's prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP audits the financial statements of the Fund and provides other audit, tax and related services. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

PORTFOLIO TRANSACTIONS

Brokerage Commissions.  Allocation of brokerage may be placed by the Advisor.


The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


The Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.


When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to the Advisor or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or the Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research, market and statistical information from broker/dealers may be useful to the Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Fund.


The Trustees review, from time to time, whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.


In the fiscal period ended May 31, 1999, the Fund paid brokerage commissions of $75,697. In the fiscal period ended May 31, 2000, the Fund paid brokerage commissions of $212,095. In the fiscal period ended May 31, 2001, the Fund paid brokerage commissions of $869,605.

For the Fund, for the fiscal period ended May 31, 1999, $53,131 (70% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The amount of such transactions aggregated $208,104,964 (72% of all transactions). For the fiscal period ended May 31, 2000, $172,702 (81.43% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The total amount of brokerage transactions aggregated, for the fiscal year ended May 31, 2000 was $1,023,341,109 of which $688,292,450 (67.26% of all transactions)
were transactions which included research commissions. For the fiscal period ended May 31, 2001, $558,970 (64.28% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The total amount of brokerage transactions aggregated, for the fiscal year ended May 31, 2001 was $2,773,379,773 of which $1,480,406,799 (53.38% of all transactions) were transactions which included research commissions.


Portfolio Turnover


The portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal period ended May 31, 1999 for the Fund was 134.9%. For the fiscal period ended May 31, 2000 the rates for the Fund was 83%. For the fiscal period ended May 31, 2001 the rates for the Fund was 165%. Higher levels of activity by the Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet the Fund's objective.


NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price as of the Value Time on such exchange. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.


PURCHASE, REPURCHASE AND REDEMPTION OF SHARES


Fund Shares are sold at their public offering price, which is the net asset value per such shares next determined after an order is received in proper form plus, with respect to Class A Shares, an initial sales charge. The minimum initial investment for Class A, B or C is $1,000 and the minimum subsequent investment is $50 but such minimum amounts may be changed at any time. The Fund may waive the minimum for purchases by trustees, directors, officers or employees of the Fund or the Advisor and its affiliates. An order for the purchase of Shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Due to the desire of the Trust's management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund. Share certificates now in a shareholder's possession may be sent to the Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.


Purchase of Shares

Alternative Purchase Arrangements. Class A shares of the Fund are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares, are subject to a contingent deferred sales charge payable upon certain redemptions within the first year following purchase, and do not convert into another class. When placing purchase orders, investors must specify whether the order is for Class A, Class B or Class C shares.

The primary distinctions among the classes of the Fund's shares lie in their initial and contingent deferred sales charge structures and in their ongoing expenses, including asset-based sales charges in the form of Rule 12b-1 distribution/services fees. These differences are summarized in the table below. Each class has distinct advantages and disadvantages for different investors, and investors may choose the class that best suits their circumstances and objectives.

                                                    Annual 12b-1 Fees^(1)
                                                    (as a % of average
              Sales Charge                          daily net assets)           Other Information
              ------------                          -----------------           -----------------
Class A       Maximum initial sales charge of                 0.25%             Initial sales charge
              5.75% of the public offering                                      waived or reduced for
              price(2)                                                          certain purchases

Class B       Maximum contingent deferred sales                  1%             Shares convert to Class A
              charge of 4% of redemption                                        shares six years after
              proceeds; declines to zero after                                  issuance
              six years

Class C       Contingent deferred sales charge of                1%             No conversion feature
              1% of redemption proceeds for
              redemptions made during first year
              after purchase

(1)  There is a service fee of 0.25% for each class.

(2) Class A shares purchased at net asset value under the "Large Order NAV Purchase Privilege" may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase and a 0.50% contingent deferred sales charge if redeemed within the second year of purchase.


The minimum initial investment for each of Class A, B and C of the Fund is $1,000 and the minimum subsequent investment is $50. The minimum initial investment for an Individual Retirement Account ("IRA") is $500 and the minimum subsequent investment is $50. Under an automatic investment plan, such as Direct Deposit, Payroll Direct Deposit or Government Direct Deposit, the minimum initial and subsequent investment is $50. These minimum amounts may be changed at any time in management's discretion.


Share certificates will not be issued unless requested in writing and may not be available for certain types of account registrations. It is recommended that investors not request share certificates unless needed for a specific purpose. You cannot redeem shares by telephone or wire transfer or use the telephone exchange privilege if share certificates have been issued. A lost or destroyed certificate is difficult to replace and can be expensive to the shareholder (a bond worth 2% or more of the certificate value is normally required).

Initial Sales Charge Alternative -- Class A Shares. The public offering price of Class A shares for purchasers choosing the initial sales charge alternative is the net asset value plus a sales charge, as set forth below.

                                                                    Sales Charge
                                                                    ------------
                                                                                       Allowed to Dealers
                                           As a Percentage of     As a Percentage of   as a Percentage of
Amount of Purchase                            Offering Price       Net Asset Value*      Offering Price
------------------                            --------------       ---------------       --------------
Less than $50,000                                 5.75%                 6.10%                5.20%
$50,000 but less than $100,000                   4.50 %                 4.71%                4.00%
$100,000 but less than $250,000                  3.50 %                 3.63%                3.00%
$250,000 but less than $500,000                  2.60 %                 2.67%                2.25%
$500,000 but less than $1 million                2.00 %                 2.04%                1.75%
$1 million and over                               .00**                 .00**                  ***

*    Rounded to the nearest one-hundredth percent.

** Redemption of shares may be subject to a contingent deferred sales charge as discussed below.


***  Commission is payable by SDI as discussed below.

The Fund receives the entire net asset value of all its shares sold. SDI, the Fund's principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers, which discounts are uniform for all dealers in the United States and its territories. The normal discount allowed to dealers is set forth in the above table. Upon notice to all dealers with whom it has sales agreements, SDI may re-allow to dealers up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such re-allowances may be based upon attainment of minimum sales levels. During periods when 90% or more of the sales charge is re-allowed, such dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

Class A shares of the Fund may be purchased at net asset value by: (a) any purchaser, provided that the amount invested in such Fund or other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" totals at least $1,000,000 including purchases of Class A shares pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features"; or (b) a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district, provided in each case that such plan has not less than 200 eligible employees (the "Large Order NAV Purchase Privilege"). Redemption within two years of the purchase of shares purchased under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Large Order NAV Purchase Privilege."

SDI may at its discretion compensate investment dealers or other financial services firms in connection with the sale of Class A shares of the Fund at net asset value in accordance with the Large Order NAV Purchase Privilege up to the following amounts: 1.00% of the net asset value of shares sold on amounts up to $5 million, 0.50% on the next $45 million and 0.25% on amounts over $50 million. The commission schedule will be reset on a calendar year basis for sales of shares pursuant to the Large Order NAV Purchase Privilege to employer-sponsored employee benefit plans using the subaccount recordkeeping system made available through Scudder Investments Service Company. For purposes of determining the appropriate commission percentage to be applied to a particular sale, SDI will consider the cumulative amount invested by the purchaser in the Fund and other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases," including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features referred to above. The privilege of purchasing Class A shares of the Fund at net asset value under the Large Order NAV Purchase Privilege is not available if another net asset value purchase privilege also applies.

Class A shares of the Fund or of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be purchased at net asset value in any amount by members of the plaintiff class in the proceeding known as Howard and Audrey Tabankin, et al. v. Kemper Short-Term Global Income Fund, et al., Case No. 93 C 5231 (N.D. IL). This privilege is generally non-transferable and continues for the lifetime of individual class members and for a ten-year period for non-individual class members. To make a purchase at net asset value under this privilege, the investor must, at the time of purchase, submit a written request that the purchase be processed at net asset value pursuant to this privilege specifically identifying the purchaser as a member of the "Tabankin Class." Shares purchased under this privilege will be maintained in a separate account that includes only shares purchased under this privilege. For more details concerning this privilege, class members should refer to the Notice of (1) Proposed Settlement with Defendants; and (2) Hearing to Determine Fairness of Proposed Settlement, dated August 31, 1995, issued in connection with the aforementioned court proceeding. For sales of Fund shares at net asset value pursuant to this privilege, SDI may in its discretion pay investment dealers and other financial services firms a concession, payable quarterly, at an annual rate of up to 0.25% of net assets attributable to such shares maintained and serviced by the firm. A firm becomes eligible for the concession based upon assets in accounts attributable to shares purchased under this privilege in the month after the month of purchase and the concession continues until terminated by SDI. The privilege of purchasing Class A shares of the Fund at net asset value under this privilege is not available if another net asset value purchase privilege also applies.


Class A shares of a Fund may be purchased at net asset value by persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm.


Class A shares of the Fund may be purchased at net asset value in any amount by certain professionals who assist in the promotion of Scudder Funds pursuant to personal services contracts with SDI, for themselves or members of their families. SDI in its discretion may compensate financial services firms for sales of Class A shares under this privilege at a commission rate of 0.50% of the amount of Class A shares purchased.

Class A shares of a Fund may be purchased at net asset value by persons who purchase shares of the Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups.

Class A shares may be sold at net asset value in any amount to: (a) officers, trustees, employees (including retirees) and sales representatives of the Fund, its investment manager, its principal underwriter or certain affiliated companies, for themselves or members of their families; (b) registered representatives and employees of broker-dealers having selling group agreements with SDI and officers, directors and employees of service agents of the Fund, for themselves or their spouses or dependent children; (c) any trust, pension, profit-sharing or other benefit plan for only such persons; (d) persons who purchase such shares through bank trust departments that process such trades through an automated, integrated mutual fund clearing program provided by a third party clearing firm; and (e) persons who purchase shares of the Fund through SDI as part of an automated billing and wage deduction program administered by RewardsPlus of America for the benefit of employees of participating employer groups. Class A shares may be sold at net asset value in any amount to selected employees (including their spouses and dependent children) of banks and other financial services firms that provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients pursuant to an agreement with SDI or one of its affiliates. Only those employees of such banks and other firms who as part of their usual duties provide services related to transactions in Fund shares may purchase Fund Class A shares at net asset value hereunder. Class A shares may be sold at net asset value in any amount to unit investment trusts sponsored by Ranson & Associates, Inc. In addition, unitholders of unit investment trusts sponsored by Ranson & Associates, Inc. or its predecessors may purchase the Fund's Class A shares at net asset value through reinvestment programs described in the prospectuses of such trusts that have such programs. Class A shares of the Fund may be sold at net asset value through certain investment advisors registered under the 1940 Act and other financial services firms acting solely as agent for their clients, that adhere to certain standards established by SDI, including a requirement that such shares be sold for the benefit of their clients participating in an investment advisory program or agency commission program under which such clients pay a fee to the investment advisor or other firm for portfolio management or agency brokerage services. Such shares are sold for investment purposes and on the condition that they will not be resold except through redemption or repurchase by the Fund. The Fund may also issue Class A shares at net asset value in connection with the acquisition of the assets of or merger or consolidation with another investment company, or to shareholders in connection with the investment or reinvestment of income and capital gain dividends.


The sales charge scale is applicable to purchases made at one time by any "purchaser" which includes: an individual; or an individual, his or her spouse and children under the age of 21; or a trustee or other fiduciary of a single trust estate or single fiduciary account; or an organization exempt from federal income tax under Section 501(c)(3) or (13) of the Code; or a pension, profit-sharing or other employee benefit plan whether or not qualified under
Section  401  of  the  Code;  or  other   organized  group  of  persons  whether
incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount. In order to qualify for a lower sales charge, all orders from an organized group will have to be placed through a single investment dealer or other firm and identified as originating from a qualifying purchaser.

Deferred Sales Charge Alternative -- Class B Shares. Investors choosing the deferred sales charge alternative may purchase Class B shares at net asset value per share without any sales charge at the time of purchase. Since Class B shares are being sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class B shares for his or her account. A contingent deferred sales charge may be imposed upon redemption of Class B shares. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares."


SDI compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 3.75% of the amount of Class B shares purchased. SDI is compensated by the Fund for services as distributor and principal underwriter for Class B shares. See "Investment Manager and Underwriter."

Class B shares of the Fund will automatically convert to Class A shares of the Fund six years after issuance on the basis of the relative net asset value per share of the Class B shares. The purpose of the conversion feature is to relieve holders of Class B shares from the distribution services fee when they have been outstanding long enough for SDI to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder's Fund account will be converted to Class A shares on a pro rata basis.

Purchase of Class C Shares. The public offering price of the Class C shares of the Fund is the next determined net asset value. No initial sales charge is imposed. Since Class C shares are sold without an initial sales charge, the full amount of the investor's purchase payment will be invested in Class C shares for his or her account. A contingent deferred sales charge may be imposed upon the redemption of Class C shares if they are redeemed within one year of purchase. See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares." SDI currently advances to firms the first year distribution fee at a rate of 0.75% of the purchase price of such shares. For periods after the first year, SDI currently intends to pay firms for sales of Class C shares a distribution fee, payable quarterly, at an annual rate of 0.75% of net assets attributable to Class C shares maintained and serviced by the firm. SDI is compensated by the Fund for services as distributor and principal underwriter for Class C shares. See "Investment Manager and Underwriter."

Which Arrangement is Better for You? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. In making this decision, investors should review their particular circumstances carefully with their financial representative. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than six years might consider Class B shares. Investors who prefer not to pay an initial sales charge but who plan to redeem their shares within six years might consider Class C shares. SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares. These procedures do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. That determination must be made by investors with the assistance of their financial representative. Orders for Class B shares or Class C shares for $500,000 or more will be declined. Orders for Class B shares or Class C shares by employer sponsored employee benefit plans (not including plans under Code Section 403 (b)(7) sponsored by a K-12 school district) using the subaccount record keeping system made available through the Shareholder Service Agent ("KemFlex Plans") will be invested instead in Class A shares at net asset value where the combined subaccount value in a Fund or other Scudder Funds listed under "Special Features
- Class A Shares - Combined Purchases" is in excess of $1 million for Class B shares or $5 million for Class C shares including purchases pursuant to the "Combined Purchases," "Letter of Intent" and "Cumulative Discount" features described under "Special Features." KemFlex Plans that on May 1, 2000 have in excess of $1 million invested in Class B shares of Scudder Funds, or have in excess of $850,000 invested in Class B shares of Scudder Funds and are able to qualify for the purchase of Class A shares at net asset value (e.g., pursuant to a Letter of Intent), will have future investments made in Class A shares and will have the option to covert their holdings in Class B shares to Class A shares free of any contingent deferred sales charge on May 1, 2002. For more information about the three sales arrangements, consult your financial representative or the Shareholder Service Agent. Financial services firms may receive different compensation depending upon which class of shares they sell.

General. Banks and other financial services firms may provide administrative services related to order placement and payment to facilitate transactions in shares of the Fund for their clients, and SDI may pay them a transaction fee up to the level of the discount or commission allowable or payable to dealers, as described above. Banks or other financial services firms may be subject to various state laws regarding the services described above and may be required to register as dealers pursuant to state law. If banking firms were prohibited from acting in any capacity or providing any of the described services, management would consider what action, if any, would be appropriate. SDI does not believe that termination of a relationship with a bank would result in any material adverse consequences to the Fund.

SDI may, from time to time, pay or allow to firms a 1% commission on the amount of shares of the Fund sold under the following conditions: (i) the purchased shares are held in a Scudder IRA account, (ii) the shares are purchased as a direct "roll over" of a distribution from a qualified retirement plan account maintained on a participant subaccount record keeping system provided by Scudder Investments Service Company, (iii) the registered representative placing the trade is a member of ProStar, a group of persons designated by SDI in acknowledgment of their dedication to the employee benefit plan area; and (iv) the purchase is not otherwise subject to a commission.

In addition to the discounts or commissions described above, SDI will, from time to tome, pay or allow additional discounts, commissions or promotional incentives, in the form of cash, to firms that sell shares of the Fund. In some instances, such discounts, commissions or other incentives will be offered only to certain firms that sell or are expected to sell during specified time periods certain minimum amounts of shares of the Fund, or other Funds underwritten by SDI.

Orders for the purchase of shares of the Fund will be confirmed at a price based on the net asset value of the Fund next determined after receipt in good order by SDI of the order accompanied by payment. However, orders received by dealers or other financial services firms prior to the determination of net asset value (see "Net Asset Value") and received in good order by SDI prior to the close of its business day will be confirmed at a price based on the net asset value effective on that day ("trade date"). The Fund reserves the right to determine the net asset value more frequently than once a day if deemed desirable. Dealers and other financial services firms are obligated to transmit orders promptly. Collection may take significantly longer for a check drawn on a foreign bank than for a check drawn on a domestic bank. Therefore, if an order is accompanied by a check drawn on a foreign bank, funds must normally be collected before shares will be purchased. See "Purchase and Redemption of Shares."

Investment dealers and other firms provide varying arrangements for their clients to purchase and redeem the Fund's shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services. Such firms may independently establish and charge additional amounts to their clients for such services, which charges would reduce the clients' return. Firms also may hold the Fund's shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Fund's transfer agent will have no information with respect to or control over the accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation from the Fund through the Shareholder Service Agent for recordkeeping and other expenses relating to these nominee accounts. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. Such firms, including affiliates of SDI, may receive compensation from the Fund through the Shareholder Service Agent for these services. This prospectus should be read in connection with such firms' material regarding their fees and services.


The Fund reserves the right to withdraw all or any part of the offering made by this prospectus and to reject purchase orders for any reason. Also, from time to time, the Fund may temporarily suspend the offering of any class of its shares to new investors. During the period of such suspension, persons who are already shareholders of such class of such Fund normally are permitted to continue to purchase additional shares of such class and to have dividends reinvested.

Tax Identification Number. Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the applicable Fund with a tax identification number during the 30-day notice period.

Shareholders should direct their inquiries to Scudder Investments Service Company, 811 Main Street, Kansas City, Missouri 64105-2005 or to the firm from which they received this prospectus.


REDEMPTION OR REPURCHASE OF SHARES


General. Any shareholder may require the Fund to redeem his or her shares. When shares are held for the account of a shareholder by the Fund's transfer agent, the shareholder may redeem such shares by sending a written request with signatures guaranteed to Scudder Funds, Attention: Redemption Department, P.O. Box 219153, Kansas City, Missouri 64141-9153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

The redemption price for shares of a class of the Fund will be the net asset value per share of that class of the Fund next determined following receipt by the Shareholder Service Agent of a properly executed request with any required documents as described above. Payment for shares redeemed will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request accompanied by any outstanding share certificates in proper form for transfer. When the Fund is asked to redeem shares for which it may not have yet received good payment (i.e., purchases by check, QuickSell or Direct Deposit), it may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Fund of the purchase amount. The redemption within two years of Class A shares purchased at net asset value under the Large Order NAV Purchase Privilege may be subject to a contingent deferred sales charge (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares"), the redemption of Class B shares within six years may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class B Shares" below), and the redemption of Class C shares within the first year following purchase may be subject to a contingent deferred sales charge (see "Contingent Deferred Sales Charge -- Class C Shares" below).


Because of the high cost of maintaining small accounts, the Fund may assess a quarterly fee of $9 on any account with a balance below $800 for the quarter. The fee will not apply to accounts enrolled in an automatic investment program, IRAs or employer-sponsored employee benefit plans using the subaccount record-keeping system made available through the Shareholder Service Agent.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions and QuickBuy and QuickSell transactions (see "Special Features") and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. The Fund or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges unless the Fund or its agents reasonably believe, based upon reasonable verification procedures, that the telephonic instructions are genuine. The shareholder will bear the risk of loss, including loss resulting from fraudulent or unauthorized transactions, so long as reasonable verification procedures are followed. Verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.

Telephone Redemptions. If the proceeds of the redemption (prior to the imposition of any contingent deferred sales charge) are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor and guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. Other institutional account holders and guardian account holders of custodial accounts for gifts and transfers to minors may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability described under "General" above, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-621-1048. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificated form and may not be used if the shareholder's account has had an address change within 15 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Repurchases (Confirmed Redemptions). A request for repurchase may be communicated by a shareholder through a securities dealer or other financial services firm to SDI, which the Fund has authorized to act as its agent. There is no charge by SDI with respect to repurchases; however, dealers or other firms may charge customary commissions for their services. Dealers and other financial services firms are obligated to transmit orders promptly. The repurchase price will be the net asset value of the Fund next determined after receipt of a request by SDI. However, requests for repurchases received by dealers or other firms prior to the determination of net asset value (see "Net Asset Value") and received by SDI prior to the close of SDI's business day will be confirmed at the net asset value effective on that day. The offer to repurchase may be suspended at any time. Requirements as to stock powers, certificates, payments and delay of payments are the same as for redemptions.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares of the Fund can be redeemed and proceeds sent by federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to the determination of net asset value will result in shares being redeemed that day at the net asset value per Share Fund effective on that day and normally the proceeds will be sent to the designated account the following business day. Delivery of the proceeds of a wire redemption of $250,000 or more may be delayed by the Fund for up to seven days if the Fund or the Shareholder Service Agent deems it appropriate under then-current market conditions. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048 or in writing, subject to the limitations on liability described under "General" above. The Fund is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. The Fund currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum (including any contingent deferred sales charge). To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above or contact the firm through which shares of the Fund were purchased. Shares purchased by check or through QuickBuy or Direct Deposit may not be redeemed by wire transfer until such shares have been owned for at least 10 days. Account holders may not use this privilege to redeem shares held in certificated form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege, although investors can still redeem by mail. The Fund reserves the right to terminate or modify this privilege at any time.

Contingent  Deferred  Sales  Charge -- Large  Order NAV  Purchase  Privilege.  A
contingent deferred sales charge may be imposed upon redemption of Class A shares that are purchased under the Large Order NAV Purchase Privilege as follows: 1% if they are redeemed within one year of purchase and 0.50% if they are redeemed during the second year after purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed, excluding amounts not subject to the charge. The contingent deferred sales charge will be waived in the event of: (a) redemptions by a participant-directed qualified retirement plan described in Code Section 401(a), a participant-directed non-qualified deferred compensation plan described in Code Section 457 or a participant-directed qualified retirement plan described in Code Section 403(b)(7) which is not sponsored by a K-12 school district; (b) redemptions by employer-sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent; (c) redemption of shares of a shareholder (including a registered joint owner) who has died; (d) redemption of shares of a shareholder (including a registered joint owner) who after purchase of the shares being redeemed becomes totally disabled (as evidenced by a determination by the federal Social Security Administration); (e) redemptions under the Fund's Systematic Withdrawal Plan at a maximum of 10% per year of the net asset value of the account; and (f) redemptions of shares whose dealer of record at the time of the investment notifies SDI that the dealer waives the discretionary commission applicable to such Large Order NAV Purchase.


Contingent Deferred Sales Charge -- Class B Shares. A contingent deferred sales charge may be imposed upon redemption of Class B shares. There is no such charge upon redemption of any share appreciation or reinvested dividends on Class B shares. The charge is computed at the following rates applied to the value of the shares redeemed, excluding amounts not subject to the charge.


        Year of Redemption                 Contingent Deferred
        After Purchase                         Sales Charge
        --------------                         ------------

        First                                       4%
        Second                                      3%
        Third                                       3%
        Fourth                                      2%
        Fifth                                       2%
        Sixth                                       1%


The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (see "Special Features -- Systematic Withdrawal Plan" below), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2 and (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts). The contingent deferred sales charge will also be waived in connection with the following redemptions of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent: (a) redemptions to satisfy participant loan advances (note that loan repayments constitute new purchases for purposes of the contingent deferred sales charge and the conversion privilege), (b) redemptions in connection with retirement distributions (limited at any one time to 10% of the total value of plan assets invested in the Fund), (c) redemptions in connection with distributions qualifying under the hardship provisions of the Internal Revenue Code and (d) redemptions representing returns of excess contributions to such plans.

Contingent Deferred Sales Charge -- Class C Shares. A contingent deferred sales charge of 1% may be imposed upon redemption of Class C shares if they are redeemed within one year of purchase. The charge will not be imposed upon redemption of reinvested dividends or share appreciation. The charge is applied to the value of the shares redeemed excluding amounts not subject to the charge. The contingent deferred sales charge will be waived: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan (limited to 10% of the net asset value of the account during the first year, see "Special Features -- Systematic Withdrawal Plan"), (d) for redemptions made pursuant to any IRA systematic withdrawal based on the shareholder's life expectancy including, but not limited to, substantially equal periodic payments described in Internal Revenue Code Section 72(t)(2)(A)(iv) prior to age 59 1/2, (e) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder's Scudder IRA accounts), (f) for any participant-directed redemption of shares held by employer sponsored employee benefit plans maintained on the subaccount record keeping system made available by the Shareholder Service Agent
(g) redemption of shares by an employer sponsored employee benefit plan that offers funds in addition to Scudder Funds and whose dealer of record has waived the advance of the first year administrative service and distribution fees applicable to such shares and agrees to receive such fees quarterly, and (g) redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system provided the dealer of record had waived the advance of the first year administrative services and distribution fees applicable to such shares and has agreed to receive such fees quarterly.


Contingent Deferred Sales Charge -- General. The following example will illustrate the operation of the contingent deferred sales charge. Assume that an investor makes a single purchase of $10,000 of the Fund's Class B shares and that 16 months later the value of the shares has grown by $1,000 through reinvested dividends and by an additional $1,000 of share appreciation to a total of $12,000. If the investor were then to redeem the entire $12,000 in share value, the contingent deferred sales charge would be payable only with respect to $10,000 because neither the $1,000 of reinvested dividends nor the $1,000 of share appreciation is subject to the charge. The charge would be at the rate of 3.00% ($300) because it was in the second year after the purchase was made.

The rate of the contingent deferred sales charge is determined by the length of the period of ownership. Investments are tracked on a monthly basis. The period of ownership for this purpose begins the first day of the month in which the order for the investment is received. For example, an investment made in March 1998 will be eligible for the second year's charge if redeemed on or after March 1, 1999. In the event no specific order is requested when redeeming shares subject to a contingent deferred sales charge, the redemption will be made first from shares representing reinvested dividends and then from the earliest purchase of shares. SDI receives any contingent deferred sales charge directly.

Reinvestment Privilege. A shareholder who has redeemed Class A shares of the Fund or any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" (other than shares of the Scudder Cash Reserves Fund purchased directly at net asset value) may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment in Class A shares of the Fund or of the other listed Scudder Funds. A shareholder of the Fund or other Scudder Funds who redeems Class A shares purchased under the Large Order NAV Purchase Privilege (see "Purchase of Shares -- Initial Sales Charge Alternative -- Class A Shares") or Class B shares or Class C shares and incurs a contingent deferred sales charge may reinvest up to the full amount redeemed at net asset value at the time of the reinvestment, in the same class of shares as the case may be, of the Fund or of other Scudder Funds. The amount of any contingent deferred sales charge also will be reinvested. These reinvested shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge schedule. Also, a holder of Class B shares who has redeemed shares may reinvest up to the full amount redeemed, less any applicable contingent deferred sales charge that may have been imposed upon the redemption of such shares, at net asset value in Class A shares of the Fund or of the other Scudder Funds listed under "Special Features -- Class A Shares -- Combined Purchases." Purchases through the reinvestment privilege are subject to the minimum investment requirements applicable to the shares being purchased and may only be made for Scudder Funds available for sale in the shareholder's state of residence as listed under "Special Features -- Exchange Privilege." The reinvestment privilege can be used only once as to any specific shares and reinvestment must be effected within six months of the redemption. If a loss is realized on the redemption of shares of the Fund, the reinvestment in shares of the Fund may be subject to the "wash sale" rules if made within 30 days of the redemption, resulting in a postponement of the recognition of such loss for federal income tax purposes. The reinvestment privilege may be terminated or modified at any time.


Redemption in Kind. Although it is the Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will satisfy the redemption request in whole or in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the SEC, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurred, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Share at the beginning of the period.

SPECIAL FEATURES

Class A  Shares  --  Combined  Purchases.  The  Fund's  Class A  shares  (or the equivalent) may be purchased at the rate applicable to the discount bracket attained by combining concurrent investments in Class A shares of any of the following Funds: Scudder Technology Fund, Scudder Total Return Fund, Scudder Growth Fund, Scudder Small Capitalization Equity Fund, Scudder Income and Capital Preservation Fund, Scudder Municipal Bond Fund, Scudder Strategic Income Fund, Scudder High Yield Series, Scudder U.S. Government Securities Fund, Scudder International Fund, Scudder State Tax-Free Income Series, Scudder Blue Chip Fund, Scudder Global Income Fund, Scudder Target Equity Fund (series are subject to a limited offering period), Scudder Intermediate Municipal Bond Fund, Scudder Cash Reserves Fund (available only upon exchange or conversion from Class A shares of another Scudder Fund), Scudder U.S. Mortgage Fund, Scudder Short-Intermediate Government Fund, Scudder Value Plus Growth Fund, Scudder Horizon Fund, Scudder New Europe Fund, Inc., Scudder Asian Growth Fund, Scudder Aggressive Growth Fund, Scudder Global/International Series, Inc., Scudder Equity Trust and Scudder Securities Trust, Scudder 21st Century Growth Fund, The Japan Fund, Inc., Scudder High Yield Tax Free Fund, Scudder Pathway Series -Moderate Portfolio, Scudder Pathway Series - Conservative Portfolio, Scudder Pathway Series - Growth Portfolio, Scudder International Fund, Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Health Care Fund, Scudder Technology Innovation Fund, Global Discovery Fund, Value Fund, and
Classic Growth Fund ("Zurich Scudder Mutual Funds"). Except as noted below, there is no combined purchase credit for direct purchases of shares of Zurich Money Funds, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investor's Municipal Cash Fund or Investors Cash Trust ("Money Market Funds"), which are not considered a "Zurich Scudder Mutual Fund" for purposes hereof. For purposes of the Combined Purchases feature described above as well as for the Letter of Intent and Cumulative Discount features described below, employer sponsored employee benefit plans using the subaccount record keeping system made available through the Shareholder Service Agent may include:
(a) Money Market Funds as "Eligible Funds", (b) all classes of shares of any Eligible Fund and (c) the value of any other plan investments, such as guaranteed investment contracts and employer stock, maintained on such subaccount record keeping system.

Class A Shares -- Letter of Intent. The same reduced sales charges for Class A shares, as shown in the applicable prospectus, also apply to the aggregate amount of purchases of such Scudder Funds listed above made by any purchaser within a 24-month period under a written Letter of Intent ("Letter") provided by SDI. The Letter, which imposes no obligation to purchase or sell additional Class A shares, provides for a price adjustment depending upon the actual amount purchased within such period. The Letter provides that the first purchase following execution of the Letter must be at least 5% of the amount of the intended purchase, and that 5% of the amount of the intended purchase normally will be held in escrow in the form of shares pending completion of the intended purchase. If the total investments under the Letter are less than the intended amount and thereby qualify only for a higher sales charge than actually paid, the appropriate number of escrowed shares are redeemed and the proceeds used toward satisfaction of the obligation to pay the increased sales charge. The
Letter for an employer-sponsored employee benefit plan maintained on the subaccount record keeping system available through the Shareholder Service Agent may have special provisions regarding payment of any increased sales charge resulting from a failure to complete the intended purchase under the Letter. A shareholder may include the value (at the maximum offering price) of all shares of such Scudder Funds held of record as of the initial purchase date under the Letter as an "accumulation credit" toward the completion of the Letter, but no price adjustment will be made on such shares. Only investments in Class A shares are included for this privilege.

Class A Shares -- Cumulative Discount. Class A shares of the Fund may also be purchased at the rate applicable to the discount bracket attained by adding to the cost of shares of the Fund being purchased, the value of all Class A shares of the above mentioned Scudder Funds (computed at the maximum offering price at the time of the purchase for which the discount is applicable) already owned by the investor.

Class A Shares -- Availability of Quantity Discounts. An investor or the investor's dealer or other financial services firm must notify the Shareholder Service Agent or SDI whenever a quantity discount or reduced sales charge is applicable to a purchase. Upon such notification, the investor will receive the lowest applicable sales charge. Quantity discounts described above may be modified or terminated at any time.

Exchange Privilege. Shareholders of Class A, Class B and Class C shares may exchange their shares for shares of the corresponding class of other eligible Funds in accordance with the provisions below.

Class A Shares. Class A shares of the Scudder Funds and shares of the Money Market Funds listed under "Special Features -- Class A Shares -- Combined Purchases" above may be exchanged for each other at their relative net asset values. Shares of Money Market Funds and the Scudder Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. Series of Scudder Target Equity Fund are available on exchange only during the Offering Period for such series as described in the applicable prospectus. Cash
Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with SDI.

Class A shares of the Fund purchased under the Large Order NAV Purchase Privilege may be exchanged for Class A shares of another Scudder Fund or a Money Market Fund under the exchange privilege described above without paying any contingent deferred sales charge at the time of exchange. If the Class A shares received on exchange are redeemed thereafter, a contingent deferred sales charge may be imposed in accordance with the foregoing requirements provided that the shares redeemed will retain their original cost and purchase date for purposes of calculating the contingent deferred sales charge.

Class B Shares. Class B shares of the Fund and Class B shares of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class B shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of calculating the contingent deferred sales charge that may be imposed upon the redemption of the Class B shares received on exchange, amounts exchanged retain their original cost and purchase date.

Class C Shares. Class C shares of the Fund and Class C shares of any other Scudder Fund listed under "Special Features -- Class A Shares -- Combined Purchases" may be exchanged for each other at their relative net asset values. Class C shares may be exchanged without a contingent deferred sales charge being imposed at the time of exchange. For purposes of determining whether there is a contingent deferred sales charge that may be imposed upon the redemption of the Class C shares received by exchange, they retain the cost and purchase date of the shares that were originally purchased and exchanged.

General. Shares of a Scudder Fund with a value in excess of $1,000,000 (except Scudder Cash Reserves Fund) acquired by exchange through another Scudder Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition, shares of a Scudder fund with a value of $1,000,000 or less (except Scudder Cash Reserves
Fund) acquired by exchange from another Scudder fund, or from a money market fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the Advisor's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Scudder fund and therefore may be subject to the 15-Day Hold Policy.

For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including, without limitation, accounts administered by a financial services firm offering market timing, asset allocation or similar services. The total value of shares being exchanged must at least equal the minimum investment requirement of the Scudder Fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, dealers or other firms may charge for their services in effecting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis of such shares. Shareholders interested in exercising the exchange privilege may obtain prospectuses of the other Funds from dealers, other firms or SDI. Exchanges may be accomplished by a written request to Scudder Investments Service Company, Attention: Exchange Department, P.O. Box 419557, Kansas City, Missouri 64141-6557, or by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-621-1048, subject to the limitations on liability under "Redemption or

Repurchase of Shares -- General." Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Exchanges may only be made for Funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and Investors Municipal Cash Fund is available for sale only in certain states. Except as otherwise permitted by applicable regulations, 60 days' prior written notice of any termination or material change will be provided.

Systematic Exchange Privilege. The owner of $1,000 or more of any class of the shares of a Scudder Fund or Money Market Fund may authorize the automatic exchange of a specified amount ($50 minimum) of such shares for shares of the same class of another such Scudder Fund. If selected, exchanges will be made automatically until the shareholder or the Scudder Fund terminates the privilege. Exchanges are subject to the terms and conditions described above under "Exchange Privilege," except that the $1,000 minimum investment requirement for the Scudder Fund acquired on exchange is not applicable. This privilege may not be used for the exchange of shares held in certificated form.

QuickBuy and QuickSell. QuickBuy and QuickSell permits the transfer of money via the Automated ClearingHouse System (minimum $50 and maximum $250,000) from a shareholder's bank, savings and loan, or credit union account to purchase shares in the Fund. Shareholders can also redeem Shares (minimum $50 and maximum $250,000) from their Fund account and transfer the proceeds to their bank, savings and loan, or credit union checking account. Shares purchased by check or through QuickBuy and QuickSell or Direct Deposit may not be redeemed under this privilege until such Shares have been owned for at least 10 days. By enrolling in QuickBuy and QuickSell, the shareholder authorizes the Shareholder Service Agent to rely upon telephone instructions from any person to transfer the specified amounts between the shareholder's Fund account and the predesignated bank, savings and loan or credit union account, subject to the limitations on liability under "Redemption or Repurchase of Shares -- General." Once enrolled in QuickBuy and QuickSell, a shareholder can initiate a transaction by calling Scudder Shareholder Services toll free at 1-800-621-1048, Monday through Friday, 8:00 a.m. to 3:00 p.m. Chicago time. Shareholders may terminate this privilege by sending written notice to Scudder Investments Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination will become effective as soon as the Shareholder Service Agent has had a reasonable amount of time to act upon the request. QuickBuy and QuickSell cannot be used with passbook savings accounts or for tax-deferred plans such as IRAs.

Direct Deposit. A shareholder may purchase additional shares of the Fund through an automatic investment program. With the Direct Deposit Purchase Plan ("Direct Deposit"), investments are made automatically (minimum $50 and maximum $250,000) from the shareholder's account at a bank, savings and loan or credit union into the shareholder's Fund account. By enrolling in Direct Deposit, the shareholder authorizes the Fund and its agents to either draw checks or initiate Automated ClearingHouse debits against the designated account at a bank or other financial institution. This privilege may be selected by completing the appropriate section on the Account Application or by contacting the Shareholder Service Agent for appropriate forms. A shareholder may terminate his or her Plan by sending written notice to Scudder Investments Service Company, P.O. Box 419415, Kansas City, Missouri 64141-6415. Termination by a shareholder will become effective within thirty days after the Shareholder Service Agent has received the request. The Fund may immediately terminate a shareholder's Plan in the event that any item is unpaid by the shareholder's financial institution. The Fund may terminate or modify this privilege at any time.


Payroll Direct Deposit and Government Direct Deposit. A shareholder may invest in the Fund through Payroll Direct Deposit or Government Direct Deposit. Under these programs, all or a portion of a shareholder's net pay or government check is automatically invested in the Fund account each payment period. A shareholder may terminate participation in these programs by giving written notice to the shareholder's employer or government agency, as appropriate. (A reasonable time to act is required.) The Fund is not responsible for the efficiency of the employer or government agency making the payment or any financial institutions transmitting payments.


Automatic Withdrawal Plan. The owner of $5,000 or more of a class of the Fund's shares at the offering price (net asset value plus, in the case of Class A shares, the initial sales charge) may provide for the payment from the owner's account of any requested dollar amount to be paid to the owner or a designated payee monthly, quarterly, semiannually or annually. The $5,000 minimum account size is not applicable to IRAs. The minimum periodic payment is $50. The maximum annual rate at which Class B shares may be redeemed (and Class A shares purchased under the Large Order NAV Purchase Privilege and Class C shares in their first year following the purchase) under a systematic withdrawal plan is 10% of the net asset value of the account. Shares are redeemed so that the payee will receive payment approximately the first of the month. Any income and capital gain dividends will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested and fluctuations in the net asset value of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account.

The purchase of Class A shares while participating in a systematic withdrawal plan will ordinarily be disadvantageous to the investor because the investor will be paying a sales charge on the purchase of shares at the same time that the investor is redeeming shares upon which a sales charge may have already been paid. Therefore, the Fund will not knowingly permit additional investments of less than $2,000 if the investor is at the same time making systematic withdrawals. SDI will waive the contingent deferred sales charge on redemptions of Class A shares purchased under the Large Order NAV Purchase Privilege, Class B shares and Class C shares made pursuant to a systematic withdrawal plan. The right is reserved to amend the systematic withdrawal plan on 30 days' notice. The plan may be terminated at any time by the investor or the Fund.

Tax-Sheltered   Retirement   Plans.  The  Shareholder   Service  Agent  provides
retirement plan services and documents and SDI can establish investor accounts in any of the following types of retirement plans:


o Traditional, Roth and Education IRAs. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), Simplified Employee Pension Plan ("SEP") IRA accounts and prototype documents.

o 403(b)(7) Custodial Accounts. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum annual contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans as well as model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, simple 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Investors should consult with their own tax advisors before establishing a retirement plan.

The Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the Exchange is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of the Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its net assets, or (c) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

The conversion of Class B Shares to Class A Shares may be subject to the continuing availability of an opinion of counsel, ruling by the IRS or other assurance acceptable to the Fund to the effect that (a) the assessment of the distribution services fee with respect to Class B Shares and not Class A Shares does not result in the Fund's dividends constituting "preferential dividends" under the Internal Revenue Code, and (b) that the conversion of Class B Shares to Class A Shares does not constitute a taxable event under the Internal Revenue Code. The conversion of Class B Shares to Class A Shares may be suspended if such assurance is not available. In that event, no further conversions of Class B Shares would occur, and Shares might continue to be subject to the distribution services fee for an indefinite period that may extend beyond the proposed conversion date as described in the prospectus.

OFFICERS AND TRUSTEES


The officers and trustees of the Trust, their ages, their principal occupations and their affiliations, if any, with the Advisor, and Scudder Distributors, Inc., are as follows:

                                                                                                   Position with
                                                                                                   Underwriter,
                                                                                                   Scudder
Name, Age, and Address             Position with Fund      Principal Occupation**                  Distributors, Inc.
----------------------             ------------------      --------------------                    ------------------
Henry P. Becton, Jr. (57)          Trustee                 President, WGBH Educational Foundation --

WGBH
125 Western Avenue
Allston, MA 02134


Linda C. Coughlin (49)+*           Trustee and President   Managing Director of Zurich Scudder     Director and Vice
                                                           Investments, Inc.                       Chairman

Dawn-Marie Driscoll (54)           Trustee                 Executive Fellow, Center for Business  --
4909 SW 9th Place                                          Ethics, Bentley College; President,
Cape Coral, FL  33914                                      Driscoll Associates (consulting firm)

Edgar R. Fiedler (72)              Trustee                 Senior Fellow and Economic Counselor,  --
50023 Brogden                                              The Conference Board, Inc.
Chapel Hill, NC                                            (not-for-profit business research

                                                           organization)


Keith R. Fox (47)                  Trustee                 Private Equity Investor, General       --
10 East 53rd Street                                        Partner, Exeter Group of Funds

New York, NY  10022


Jean Gleason Stromberg (57)        Trustee                 Consultant; Director, Financial        --
3816 Military Road, NW                                     Institutions Issues, U.S. General
Washington, D.C.                                           Accounting Office (1996-1997);

                                                           Partner, Fulbright & Jaworski (law
                                                           firm) (1978-1996)


Jean C. Tempel (58)                Trustee                 Managing  Director, First Light        --
One Boston Place 23rd Floor                                Capital, LLC (venture capital firm)

Boston, MA 02108


Steven Zaleznick (46)*             Trustee                 President and CEO, AARP Services, Inc. --
601 E Street

Washington, D.C. 20004


Thomas V. Bruns (44)#              Vice President          Managing Director of Zurich Scudder     President

                                                           Investments, Inc.


William F. Glavin (43)#            Vice President          Managing Director of Zurich Scudder     Managing Director

                                                           Investments, Inc.


James E. Masur (41)+               Vice President          Senior Vice President of Zurich                    __
                                                           Scudder Investments, Inc.

Kathryn L. Quirk (48)+             Vice President and      Managing Director of Zurich Scudder     Director, Secretary,
                                   Assistant Secretary     Investments, Inc.                       Chief Legal Officer and

                                                                                                   Vice President


Howard S. Schneider (44)#          Vice President          Managing Director of Zurich Scudder    --

                                                           Investments, Inc.





                                       48


                                                                                                   Position with
                                                                                                   Underwriter,
                                                                                                   Scudder
Name, Age, and Address             Position with Fund      Principal Occupation**                  Distributors, Inc.
----------------------             ------------------      --------------------                    ------------------


John R. Hebble (43)+               Treasurer               Senior Vice President of Zurich        --
                                                           Scudder Investments, Inc.

Brenda Lyons (38)+                 Assistant Treasurer     Senior Vice President of Zurich        --
                                                           Scudder Investments, Inc.

Caroline Pearson (38)+             Assistant Secretary     Managing Director of Zurich Scudder    --
                                                           Investments, Inc.; Associate, Dechert
                                                           Price & Rhoads (law firm) 1989 - 1997

John Millette (39)+                Vice President and      Vice President of Zurich Scudder       --
                                   Secretary               Investments, Inc.

Thomas Lally (34)                  Assistant Treasurer     Senior Vice President of Zurich        --
                                                           Scudder Investments, Inc.


                                               ADDITIONAL OFFICERS




                                                                                                   Position with
                                                                                                   Underwriter,
                                                                                                   Scudder
Name, Age, and Address             Position with Fund      Principal Occupation**                  Distributors, Inc.
----------------------             ------------------      --------------------                    ------------------

Peter Chin (59) ++                 Vice President           Managing Director of Zurich Scudder   --

                                                            Investments, Inc.


J. Brooks Dougherty (42) ++        Vice President           Managing Director of Zurich Scudder   --

                                                            Investments, Inc.


James E. Fenger (42) #             Vice President           Managing Director of Zurich Scudder   --

                                                            Investments, Inc.


Sewall Hodges (46)++               Vice President           Managing Director of Zurich Scudder   --

                                                            Investments, Inc.


Robert L. Horton (35)++            Vice President           Managing Director of Zurich Scudder   --

                                                            Investments, Inc


Blair J. Treisman (33)++           Vice President           Managing Director of Zurich Scudder   --

                                                            Investments, Inc


Robert D. Tymoczko (31)            Vice President           Senior Vice President of Zurich       --
                                                            Scudder Investments, Inc.



* Ms. Coughlin and Mr. Zaleznick are considered by the Fund and its counsel to be persons who are "interested persons" of the Advisor or of the Trust, within the meaning of the 1940 Act.

** Unless otherwise stated, all of the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

+    Address: Two International Place, Boston, Massachusetts

++   Address: 345 Park Avenue, New York, New York

#    222 South Riverside Plaza, Chicago, Illinois

@    101 California Street, San Francisco, California

The Trustees and Officers of the Trusts also serve in similar capacities with other Scudder Funds.


To the best of the Trust's knowledge, as of August 31, 2001, all Directors and officers of the Trust, as a group, owned beneficially (as that term is defined in Section 13 (d) under the Securities Exchange Act of 1934) less than 1% of the outstanding shares of any class of the Fund.

To the best of the Fund's knowledge, as of August 31, 2001, no person of record owned more than 5% or more of the outstanding shares of any class of the Fund, except as stated below.

As of August 31, 2001, 1,460,125 shares in the aggregate, or 7.82% of the outstanding shares of Scudder Technology Innovation Fund -- Class S -- were held in the name of Charles Schwab, 101 Montgomery Street, San Francisco, CA 94101 who may deemed to be the beneficial owner of such shares.


Remuneration

Responsibilities of the Board -- Board and Committee Meetings

The Board of Trustees of the Trust is responsible for the general oversight of the Fund's business. A majority of the Board's members are not affiliated with Zurich Scudder Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that the Fund is managed in the best interests of its shareholders.

The Board of Trustees meets at least quarterly to review the investment performance of the Fund of the Trust and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to Scudder and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, the quality and efficiency of the various other services provided, costs incurred by Scudder and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

All of the Independent Trustees serve on the Committee of Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects the Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees of the Fund

Each Independent Trustee receives compensation for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. The Independent Trustee who serves as lead trustee receives additional compensation for his or her service. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.


The Independent Trustees also serve in the same capacity for other funds managed by the Advisor. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 2000 from each Trust and from all of the Scudder funds as a group.

Name                         Scudder Securities Trust*        All Scudder Funds
----                         ------------------------         -----------------

Henry P. Becton, Jr.**                 $3,370                 $159,023(30 funds)
Dawn-Marie Driscoll**                 $$5,421                 $157,162(30 funds)
Edgar R. Fiedler+                      $3,796                 $303,974(29 funds)
Keith R. Fox                          $30,313                 $181,913(23 funds)
Jean Gleason Stromberg                 $3,370                 $100,371(16 funds)
Jean C. Tempel**                       $3,370                 $152,487(30 funds)


* Scudder Securities Trust consists of 5 funds: Scudder Development Fund, Scudder Health Care Fund, Scudder Technology Innovation Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund.


** Newly elected Trustee. On July 13, 2000, shareholders of the Fund elected a new Board of Trustees. See the "Trustees and Officers" section for the newly constituted Board of Trustees.

+ As of December 31, 2000, Mr. Fiedler had a total of $2,003 accrued over the prior year through a deferred compensation program for serving on the board of Scudder Money Market Trust, formerly known as Scudder Funds, Inc. During the year ended December 31, 2000, Mr. Fiedler had a total of $174,960.91 previously accrued in a deferred compensation program serving on the board of the Scudder Money Market Trust.


Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Advisor, or its affiliates, as a result of which they may be deemed to participate in fees paid by the Fund.

SHAREHOLDER RIGHTS

The Fund is a non-diversified series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into five series: Scudder Development Fund, Scudder Small Company Value Fund, Scudder 21st Century Growth Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund.

The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Fund (or class thereof) has equal rights with each other share of the Fund (or class) as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Fund's prospectus.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.


The Fund's activities are supervised by the Trust's Board of Trustees. The Trust adopted a plan on, pursuant to Rule 18f-3 under the 1940 Act (the "Plan") to permit the Trust to establish a multiple class distribution system for the Funds.


Each class of shares will represent interests in the same portfolio of investments of the Series, and be identical in all respects to each other class, except as set forth below. The only differences among the various classes of shares of the Series will relate solely to: (a) different distribution fee payments or service fee payments associated with any Rule 12b-1 Plan for a particular class of shares and any other costs relating to implementing or amending such Rule 12b-1 Plan (including obtaining shareholder approval of such Rule 12b-1 Plan or any amendment thereto) which will be borne solely by shareholders of such class; (b) different service fees; (c) different account minimums; (d) the bearing by each class of its Class Expenses, as defined in
Section 2(b) below; (e) the voting rights related to any Rule 12b-1 Plan affecting a specific class of shares; (f) separate exchange privileges; (g) different conversion features and (h) different class names and designations. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the Plan include, for example, transfer agency fees attributable to a specific class, and certain securities registration fees.

Each share of each class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Trust's Declaration of Trust. As used in the Prospectus and in this Statement of Additional Information, the term "majority", when referring to the approvals to be obtained from shareholders in connection with general matters affecting the Trust and all additional portfolios (e.g., election of directors), means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (ii) more than 50% of the Fund's outstanding shares. The term "majority", when referring to the approvals to be obtained from shareholders in connection with matters affecting a single Fund or any other single portfolio (e.g., annual approval of investment management contracts), means the vote of the lesser of (i) 67% of the shares of the portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the portfolio. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.


Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Fund. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.


ADDITIONAL INFORMATION

Other Information

The CUSIP numbers of the classes are:


Class A:  811196-765

Class B:  811196-757

Class C:  811196-740


The Fund has a fiscal year ending May 31.

Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Advisor in light of the Fund's investment objectives and policies, its other portfolio holdings and tax considerations, and should not be construed as recommendations for similar action by other investors.

Costs of $28,000 incurred by the Fund in conjunction with its organization are amortized over the five-year period beginning January 5, 1998.

Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Fund's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

The law firm of Dechert is counsel to the Fund.

The name "Scudder Securities Trust" is the designation of the Trust for the time being under a Declaration of Trust dated October 16, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents, shareholders nor other series of the Trust assume any personal liability for obligations entered into on behalf of the Fund. No other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund. Upon the initial purchase of Shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

The Fund's Shares prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement and its amendments which the Fund has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

Financial Statements


The financial statements, including the investment portfolio of the Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Fund dated May 31, 2001, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                            SCUDDER HEALTH CARE FUND


                       SCUDDER TECHNOLOGY INNOVATION FUND


                    Each a series of Scudder Securities Trust


--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION
                          Class AARP and Class S shares


                                 October 1, 2001




--------------------------------------------------------------------------------


This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder Health Care Fund and Scudder Technology Innovation Fund dated October 1, 2001, as amended from time to time, copies of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

The Annual Report to Shareholders of Scudder Health Care Fund and Scudder Technology Innovation Fund dated May 31, 2001 is incorporated by reference and is hereby deemed to be part of this Statement of Additional Information. The Annual Report to Shareholders may be obtained without charge by calling 1-800-SCUDDER.


This Statement of Additional Information is incorporated by reference into the combined prospectus.

                                TABLE OF CONTENTS
                                                                                                                  Page



THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES.........................................................................1
         General Investment Objective and Policies....................................................................1
         Scudder Health Care Fund.....................................................................................1
         Scudder Technology Innovation Fund...........................................................................2
         Master/feeder structure......................................................................................2
         Interfund Borrowing and Lending Program......................................................................2
         Specialized Investment Techniques............................................................................3
         Investment Restrictions.....................................................................................15

PURCHASES............................................................................................................16
         Additional Information About Opening an Account.............................................................16
         Additional Information About Making Subsequent Investments..................................................18
         Minimum Balances............................................................................................18
         Additional Information About Making Subsequent Investments By Quickbuy......................................18
         Checks......................................................................................................19
         Wire Transfer of Federal Funds..............................................................................19
         Share Price.................................................................................................19
         Share Certificates..........................................................................................19
         Other Information...........................................................................................20

EXCHANGES AND REDEMPTIONS............................................................................................20
         Exchanges...................................................................................................20
         Redemption By Telephone.....................................................................................21
         Redemption By QuickSell.....................................................................................22
         Redemption By Mail Or Fax...................................................................................22
         Redemption-in-Kind..........................................................................................22
         Special Redemption and Exchange Information.................................................................23
         Other Information...........................................................................................23

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................23
         Internet Access.............................................................................................24
         Dividends and Capital Gains Distribution Options............................................................24
         Transaction Summaries.......................................................................................25

SPECIAL PLAN ACCOUNTS................................................................................................27
         Scudder Retirement Plans: Profit-Sharing and Money Purchase.................................................28
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed
              Individuals............................................................................................28
         Scudder IRA: Individual Retirement Account..................................................................28
         Scudder Roth IRA: Individual Retirement Account.............................................................28
         Scudder 403(b) Plan.........................................................................................29
         Automatic Withdrawal Plan...................................................................................30
         Group or Salary Deduction Plan..............................................................................30
         Automatic Investment Plan...................................................................................31
         Uniform Transfers/Gifts to Minors Act.......................................................................31

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................31

PERFORMANCE INFORMATION..............................................................................................32
         Average Annual Total Return.................................................................................32
         Cumulative Total Return.....................................................................................32
         Total Return................................................................................................33
         Comparison of Fund Performance..............................................................................33

ORGANIZATION OF THE FUNDS............................................................................................34



                                       i

                          TABLE OF CONTENTS (continued)
                                                                                                                  Page
INVESTMENT ADVISOR...................................................................................................35
         AMA InvestmentLink(SM) Program..............................................................................40
         Code of Ethics..............................................................................................40
         Administrative Fee..........................................................................................40

TRUSTEES AND OFFICERS................................................................................................41

REMUNERATION.........................................................................................................44
         Responsibilities of the Board-- Board and Committee Meetings................................................44
         Compensation of Officers and Trustees.......................................................................44

DISTRIBUTOR..........................................................................................................45

TAXES................................................................................................................46

PORTFOLIO TRANSACTIONS...............................................................................................50
         Brokerage Commissions.......................................................................................50
         Portfolio Turnover..........................................................................................52

NET ASSET VALUE......................................................................................................52

ADDITIONAL INFORMATION...............................................................................................54
         Experts.....................................................................................................54
         Other Information...........................................................................................54

FINANCIAL STATEMENTS.................................................................................................55


                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES


Scudder Health Care Fund and Scudder Technology Innovation Fund (each a "Fund," collectively the "Funds") are each a non-diversified series of Scudder Securities Trust (the "Trust"), an open-end management investment company, which continuously offers and redeems shares at net asset value. Each Fund is a company of the type commonly known as a mutual fund. Scudder Health Care Fund offers the following classes of shares: Class AARP, Class S, Class A, Class B, Class C and Class I shares. Scudder Technology Innovation Fund offers the following classes of shares: Class AARP, Class S, Class A, Class B and Class C shares. Only Class S and AARP shares are offered herein. Each class has its own important features and policies. Shares of Class AARP are especially designed for members of AARP.


Except as otherwise indicated, each Fund's objective and policies are not fundamental and may be changed without a shareholder vote. There can be no assurance that either Fund will achieve its objective. If there is a change in a Fund's investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs.


Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage (such as short selling, hedging, etc.) or a financial instrument which a Fund may purchase (such as options, etc.) are meant to describe the spectrum of investments that Zurich Scudder Investments, Inc. ("the Advisor), in its discretion, might, but is not required to, use in managing a Fund's assets. The Advisor may, in its discretion, at any time employ such practice, technique or instrument for one or more funds, but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could from time to time have a material impact on a Fund's performance.


General Investment Objective and Policies

Scudder Health Care Fund

Scudder Health Care Fund's ("Health Care Fund") investment objective is to seek long-term growth of capital primarily through investment in common stocks of companies that are engaged primarily in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems. These include companies that operate hospitals and other health care facilities; companies that design, manufacture or sell medical supplies, equipment and support services; and pharmaceutical firms. Health Care Fund may also invest in companies engaged in medical, diagnostic, biochemical and biotechnological research and development.


Health Care Fund invests in the equity securities of health care companies located throughout the world. In the opinion of the Advisor, investments in the health care industry offer potential for significant growth due to favorable demographic trends, technological advances in the industry, and innovations by companies in the diagnosis and treatment of illnesses.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies in a group of related industries as described below. The Fund will invest in securities of U.S. companies, but may invest in foreign companies as well. A security will be considered appropriate for the Fund if at least 50% of its total assets, revenues, or net income is related to or derived from the industry or industries designated for the Fund. The industries in the health care sector are pharmaceuticals, biotechnology, medical products and supplies, and health care services. While the Fund invests predominantly in common stocks, the Fund may purchase convertible securities, rights, warrants and illiquid securities. The Fund may enter into repurchase agreements and reverse repurchase agreements, and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its total assets in U.S. Treasury securities, and agency and instrumentality obligations. For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Advisor deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized.

The Fund may not borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes, as determined by the Trustees. The Fund may engage up to 5% of its total assets in reverse repurchase agreements or dollar rolls.


Scudder Technology Innovation Fund

Scudder Technology Innovation Fund's ("Technology Innovation Fund") investment objective is to seek long-term growth of capital primarily through investment in common stocks of companies engaged in the development, production or distribution of technology-related products or services. These types of products and services currently include computer hardware and software, semi-conductors, office equipment and automation, and Internet-related products and services.

Under normal circumstances, the Fund will invest at least 80% of its total assets in common stocks of companies in a group of related industries as described below. The Fund will invest in securities of U.S. companies, but may invest in foreign companies as well. A security will be considered appropriate for the Fund if at least 50% of its total assets, revenues, or net income is related to or derived from the industry or industries designated for the Fund. The industries in the technology sector are computers (including software, hardware and internet-related businesses), computer services, telecommunications and semi-conductors. While the Fund invests predominantly in common stocks, the Fund may purchase convertible securities, rights, warrants and illiquid securities. The Fund may enter into repurchase agreements and reverse repurchase agreements, and may engage in strategic transactions, using such derivatives contracts as index options and futures, to increase stock market participation, enhance liquidity and manage transaction costs. Securities may be listed on national exchanges or traded over-the-counter. The Fund may invest up to 20% of its total assets in U.S. Treasury securities, and agency and instrumentality obligations. For temporary defensive purposes, the Fund may invest without limit in cash and cash equivalents when the Advisor deems such a position advisable in light of economic or market conditions. It is impossible to predict accurately how long such alternative strategies may be utilized.


The Fund may not borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes, as determined by the Trustees. The Fund may engage up to 5% of its total assets in reverse repurchase agreements or dollar rolls.

Master/feeder structure

The Board of Trustees has the discretion to retain the current distribution arrangement for a Fund while investing in a master fund in a master/feeder structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

Interfund Borrowing and Lending Program


Each Fund has received exemptive relief from the SEC which permits each Fund to participate in an interfund lending program among certain investment companies advised by the Advisor. The interfund lending program allows the participating funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no fund may lend money through the program unless it receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objectives and policies (for instance, money market funds would normally participate only as lenders and tax exempt funds only as borrowers). Interfund loans and borrowings may extend overnight, but could have a maximum duration of seven days. Loans may be called on one day's notice. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Boards of the participating funds. To the extent each Fund is actually engaged in borrowing through the interfund lending program, each Fund, as a matter of non-fundamental policy, may not borrow for other than temporary or emergency purposes (and not for leveraging), except that each Fund may engage in reverse repurchase agreements and dollar rolls for any purpose.

Investment of Uninvested Cash Balances. Each Fund may have cash balances that have not been invested in portfolio securities ("Uninvested Cash"). Uninvested Cash may result from a variety of sources, including dividends or interest received from portfolio securities, unsettled securities transactions, reserves held for investment strategy purposes, scheduled maturity of investments, liquidation of investment securities to meet anticipated redemptions and dividend payments, and new cash received from investors. Uninvested Cash may be invested directly in money market instruments or other short-term debt obligations. Pursuant to an Exemptive Order issued by the SEC, a Fund may use Uninvested Cash to purchase shares of affiliated funds including money market funds, short-term bond funds and Scudder Cash Management Investment Trust, or one or more future entities for which the Advisor acts as trustee or investment advisor that operate as cash management investment vehicles and that are excluded from the definition of investment company pursuant to section 3(c)(1) or 3(c)(7) of the Investment Company Act of 1940 (collectively, the "Central Funds") in excess of the limitations of Section 12(d)(1) of the Investment Company Act. Investment by a Fund in shares of the Central Funds will be in accordance with the Fund's investment policies and restrictions as set forth in its registration statement.

Certain of the Central Funds comply with rule 2a-7 under the Act. The other Central Funds are or will be short-term bond funds that invest in fixed-income securities and maintain a dollar weighted average maturity of three years or less. Each of the Central Funds will be managed specifically to maintain a highly liquid portfolio, and access to them will enhance each Funds' ability to manage Uninvested Cash.

Each Fund will invest Uninvested Cash in Central Funds only to the extent that the Funds' aggregate investment in the Central Funds does not exceed 25% of its total assets in shares of the Central Funds. Purchase and sales of shares of Central Funds are made at net asset value.


Specialized Investment Techniques


Concentration. Each Fund "concentrates," for purposes of the Investment Company Act of 1940 (the "1940 Act"), its assets in securities related to a particular industry (see list on page 1 for Health Care Fund and page 2 for Technology Innovation Fund), which means that at least 25% of its net assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. For a more detailed discussion of the risks associated with a particular industry, please see "The Funds' Investment Objectives And Policies."


Common Stocks. Under normal circumstances, each Fund invests primarily in common stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate interest in the issuing companies.

Therefore, a Fund participates in the success or failure of any company in which it holds stock. The market values of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors and may even become valueless. Despite the risk of price volatility, however, common stock also offers greater potential for long-term gain on investment, compared to other classes of financial assets such as bonds or cash equivalents.

IPO risk: Securities issued through an initial public offering (IPO) can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. The Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a smaller component of the Fund's portfolio as the Fund's assets increase (and thus have a more limited effect on the Fund's performance).


Debt Securities. When the Advisor believes that it is appropriate to do so in order to achieve a Fund's objective of long-term capital appreciation, each Fund may invest up to 20% of that Fund's total assets in debt securities, including bonds of private issuers. Portfolio debt investments will be selected on the basis of, among other things, credit quality, and the fundamental outlooks for currency, economic and interest rate trends, taking into account the ability to hedge a degree of currency or local bond price risk. Each Fund may purchase "investment-grade" bonds, rated Aaa, Aa, A or Baa by Moody's Investor Services, Inc. ("Moody's") or AAA, AA, A or BBB by Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("S&P") or, if unrated, judged to be of equivalent quality as determined by the Advisor.


Convertible Securities. Each Fund may invest in convertible securities which are bonds, notes, debentures, preferred stocks, and other securities which are convertible into common stocks. Investments in convertible securities can provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

The convertible securities in which a Fund may invest may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions, or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks as they usually are issued with shorter maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.


Repurchase Agreements. Each Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank or with any domestic or foreign broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Advisor to be at least as high as that of other obligations a Fund may purchase.


A repurchase agreement provides a means for a Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., a Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to a Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price upon repurchase. In either case, the income to a Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Custodian or in the Federal Reserve Book Entry system.


For purposes of the 1940 Act a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to a Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by a Fund or as being collateral for a loan by a Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and a Fund has not perfected a security interest in the Obligation, a Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case a Fund may incur a loss if the proceeds to a Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction, and such repurchase agreements involve risks similar to repurchase agreements with U.S. entities.

Reverse Repurchase Agreements. Each Fund may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed upon time and price. A Fund maintains a segregated account in connection with outstanding reverse repurchase agreements. Each Fund will enter into reverse repurchase agreements only when the Advisor believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction.

Borrowing. Each Fund may borrow only when the Advisor believes that borrowing will benefit the Fund after taking into account considerations such as the costs of the borrowing. Borrowing by each Fund will involve special risk considerations. Although the principal of each Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, proportionately increasing exposure to capital risk.

As a matter of non-fundamental policy, a Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes, although a Fund may engage up to 5% of total assets in reverse repurchase agreements or dollar rolls.




Illiquid Securities and Restricted Securities. Each Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Generally speaking, restricted securities may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities that are eligible for resale under Rule 144A are often deemed to be liquid.

Each Fund's Board has approved guidelines for use by the Advisor in determining whether a security is liquid or illiquid. Among the factors the Advisor may consider in reaching liquidity decisions relating to Rule 144A securities are:
(1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer. Issuers of restricted securities may not be subject to the disclosure and other investor protection requirement that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, each Fund may be required to bear all or part of the registration expenses. Each Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933, as amended when selling restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

Each Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

Each Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between each Fund's decision to sell a restricted or illiquid security and the point at which each Fund is permitted or able to sell such security, each Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

Lending of Portfolio Securities. Each Fund may seek to increase its income by lending portfolio securities. Such loans may be made to registered broker/dealers or other financial institutions, and are required to be secured continuously by collateral in cash or liquid assets, maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. Each Fund has the right to call a loan and obtain the securities loaned on five days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. During the existence of a loan, each Fund continues to receive the equivalent of any distributions paid by the issuer on the securities loaned and also receives compensation based on investment of the collateral. The risks in lending securities, as with other extensions of secured credit, consist of a possible delay in recovery and a loss of rights in the collateral should the borrower of the securities fail financially. Loans may be made only to firms deemed by the Advisor to be of good standing and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.




Real Estate Investment Trusts. The Health Care Fund may invest in REITs. REITs are sometimes informally characterized as equity REITs, mortgage REITs and hybrid REITs. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage REITs generally experience these risks indirectly through mortgage interests, unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund's investment in REITs. For instance, during periods of declining interest rates, certain mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by those REITs.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the registration requirements of the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. In addition, REITs depend generally on their ability to generate cash flow to make distributions to shareholders.


Short Sales Against the Box. Each Fund may make short sales of common stocks if, at all times when a short position is open, each applicable Fund owns the stock or owns preferred stocks or debt securities convertible or exchangeable, without payment of further consideration, into the shares of common stock sold short. Short sales of this kind are referred to as short sales "against the box." The broker/dealer that executes a short sale generally invests cash proceeds of the sale until they are paid to each Fund. Arrangements may be made with the broker/dealer to obtain a portion of the interest earned by the broker on the investment of short sale proceeds. Each Fund will segregate the common stock or convertible or exchangeable preferred stock or debt securities in a special account with the custodian. Uncertainty regarding the tax effects of short sales of appreciated investments may limit the extent to which each Fund may enter into short sales against the box.


Depository Receipts. Each Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), International Depository Receipts ("IDRs") and other types of Depository Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depository Receipts"). Prices of unsponsored Depositary Receipts may be more volatile than if the issuer of the underlying securities sponsored them. Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depository Receipts. ADRs are Depository Receipts which are bought and sold in the United States and are typically issued by a U.S. bank or trust company which evidence ownership of underlying securities by a foreign corporation. GDRs, IDRs and other types of Depository

Receipts are typically issued by foreign banks or trust companies, although they may also be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of each Fund's investment policies, a Fund's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. However, by investing in ADRs rather than directly in foreign issuers' stock, the Fund avoids currency risks during the settlement period. In general, there is a large, liquid market in the United States for most ADRs. However, certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Investment Company Securities. Each Fund may acquire securities of other investment companies to the extent consistent with its investment objective and subject to the limitations of the 1940 Act. Each Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies.

For example, a Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their NAVs). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Examples of index-based investments include:

SPDRs(R): SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index. They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

MidCap SPDRs(R): MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds a portfolio of securities consisting of substantially all of the common stocks in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

Select Sector SPDRs(R): Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by The Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

DIAMONDS(SM): DIAMONDS are based on the Dow Jones Industrial Average(SM). They are issued by the DIAMONDS Trust, a unit investment trust that holds a portfolio of all the component common stocks of the Dow Jones Industrial Average and seeks to closely track the price performance and dividend yield of the Dow.

Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

WEBs(SM): WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.


Warrants. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with the prices of the underlying securities and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by each Fund was not exercised by the date of its expiration, each Fund would lose the entire purchase price of the warrant.

When-Issued Securities. Each Fund may from time to time purchase equity and debt securities on a "when-issued", "delayed delivery" or "forward delivery" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the securities takes place at a later date. During the period between purchase and settlement, no payment is made by each Fund to the issuer and no interest accrues to each Fund. When each Fund purchases such securities, it immediately assumes the risks of ownership, including the risk of price fluctuation. Failure to deliver a security purchased on this basis may result in a loss or missed opportunity to make an alternative investment.

To the extent that assets of each Fund are held in cash pending the settlement of a purchase of securities, each Fund would earn no income. While such securities may be sold prior to the settlement date, each Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time each Fund makes the commitment to purchase a security on this basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the securities may be more or less than the purchase price. Each Fund will establish a segregated account in which it will maintain cash and liquid securities equal in value to commitments for such securities.


Strategic Transactions and Derivatives. Each Fund may, but is not required to, utilize various other investment strategies as described below for a variety of purposes, such as hedging various market risks, managing the effective maturity or duration of fixed-income securities in each Fund's portfolio, or enhancing potential gain. These strategies may be executed through the use of derivative contracts.


In the course of pursuing these investment strategies, each Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other instruments, purchase and sell futures contracts and options thereon, enter into various transactions such as swaps, caps, floors, collars, currency forward contracts, currency futures contracts, currency swaps or options on currencies, or currency futures and various other currency transactions (collectively, all the above are called "Strategic Transactions"). In addition, strategic transactions may also include new techniques, instruments or strategies that are permitted as regulatory changes occur. Strategic Transactions may be used without limit (subject to certain limitations imposed by the 1940 Act) to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in a Fund's portfolio, or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of a Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of a Fund to utilize these Strategic Transactions successfully will depend on the Advisor's ability to predict pertinent market movements, which cannot be assured. Each Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions will not be used to alter fundamental investment purposes and characteristics of a Fund, and a Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to limit leveraging of a Fund.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Advisor's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The use of currency transactions can result in a Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of a Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of a Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, a Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.


General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving a Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. Each Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect a Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Each Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

Each Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting a Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.


Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Advisor must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. A Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Advisor. The staff of the SEC currently takes the position that OTC options purchased by a Fund, and portfolio securities "covering" the amount of a Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to a Fund's limitation on investing no more than 15% of its net assets in illiquid securities.


If a Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase a Fund's income. The sale of put options can also provide income.

Each Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by a Fund must be "covered" (i.e., a Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require a Fund to hold a security or instrument which it might otherwise have sold.

Each Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. A Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that a Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. Each Fund may enter into futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

Each Fund's use of futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into for bona fide hedging, risk management (including duration management) or other portfolio and return enhancement management purposes. Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of a Fund. If a Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

Neither Fund will enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. Each Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


Currency Transactions. Each Fund may engage in currency transactions with Counterparties primarily in order to hedge, or manage the risk of the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. A Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or (except for OTC currency options) are determined to be of equivalent credit quality by the Advisor.

Each Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps generally will be limited to hedging involving either specific transactions or portfolio positions except as described below. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

Each Fund generally will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

Each Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.


To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, each Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of a Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), a Fund holds securities denominated in schillings and the Advisor believes that the value of schillings will decline against the U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, a Fund will comply with the asset segregation requirements described below.


Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.


Combined Transactions. Each Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Advisor, it is in the best interests of a Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Advisor's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.


Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which each Fund may enter are interest rate, currency, index and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream a Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.


Each Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, the Advisor and a Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Advisor. If there is a default by the Counterparty, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.


Eurodollar   Instruments.   Each  Fund  may  make   investments   in  Eurodollar
instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that each Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by a Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by a Fund will require a Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require a Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires a Fund to segregate cash or liquid assets equal to the exercise price.

Except when each Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates a Fund to buy or sell currency will generally require a Fund to hold an amount of that currency or liquid assets denominated in that currency equal to a Fund's obligations or to segregate cash or liquid assets equal to the amount of a Fund's obligation.

OTC options entered into by each Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when a Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, a Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and a Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, each Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

With respect to swaps, each Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to a Fund's net obligation, if any.

Strategic  Transactions  may be covered  by other  means  when  consistent  with applicable regulatory policies. Each Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, a Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by a Fund. Moreover, instead of segregating cash or liquid assets if a Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Investment Restrictions

Unless specified to the contrary, the following restrictions may not be changed without the approval of a majority of the outstanding voting securities of a Fund involved which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund. Each Fund has elected to be classified as a non-diversified series of an open-end investment company. Each Fund's policy to "concentrate" its assets in securities related to a particular industry is a fundamental policy.

Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after and is caused by an acquisition or encumbrance of securities or assets of, or borrowings by, a Fund.

As a matter of fundamental policy, each Fund may not:

         (1)      borrow money,  except as permitted  under the 1940 Act, and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time;

         (2) issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (5) purchase physical commodities or contracts related to physical commodities; or

         (6) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

         Each Fund may not, as a matter of nonfundamental policy:

         (1) borrow money in an amount greater than 5% of its total assets, except (i) for temporary or emergency purposes and (ii) by engaging in reverse repurchase agreements, dollar rolls, or other investments or transactions described in the Fund's registration statement which may be deemed to be borrowings;

         (2) enter into either of reverse repurchase agreements or dollar rolls in an amount greater than 5% of its total assets;

         (3) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (4) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (5) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (6) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and

         (7) lend portfolio securities in an amount greater than 5% of its total assets.

                                    PURCHASES

Additional Information About Opening an Account


All new investors in Class AARP of each Fund are required to provide an AARP membership number on their account application.

In addition, Class S shares of each Fund will generally not be available to new investors.

The  following  investors  may  continue to  purchase  Class S shares of Scudder
Funds:

1. Existing shareholders of Class S shares of any Scudder Fund as of December 29, 2000, and household members residing at the same address.

2. After June 30, 2001, only investors who owned Class S shares through any broker-dealer or service agent account as of June 30, 2001 and household members residing at the same address may open new accounts in Class S of any Scudder Fund.

3.       Any retirement, employee stock, bonus pension or profit-sharing plans.

4. Any participant who owns Class S shares of any Scudder Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan as of December 29, 2000 may, at a later date, open a new individual account in Class S of any Scudder Fund.

5. Any participant who owns Class S shares of any Scudder Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies for individuals who begin their retirement plan investments with a Scudder Fund at any time, including after December 29, 2000.

6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of Zurich Financial Services and its affiliates.

7. Class S shares are available to any accounts managed by Zurich Scudder Investments, Inc., any advisory products offered by Zurich Scudder Investments, Inc. or Scudder Investor Services, Inc., and to the Portfolios of Scudder Pathway Series.

8. After June 30, 2001, registered investment advisors ("RIAs") may purchase Class S shares for any client that has an existing position in Class S shares of any Scudder Funds as of June 30, 2001.

9. After June 30, 2001, broker dealers and RIAs may purchase Class S shares in comprehensive fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001.

10. Scudder Investors Services, Inc. may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares. In addition, a broker dealer or RIA with a comprehensive fee program that at December 29, 2000 invested in Class S shares of Scudder Funds as a fixed component of the program's asset allocation model will continue to be eligible to purchase Class S shares on behalf of any client who invests in the program after June 30, 2001.

Clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and members of their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $2,500 for Class S and $1,000 for Class AARP through Scudder Investor Services, Inc. by letter, fax, or telephone.

Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with the Advisor or its affiliates and members of their immediate families, officers and employees of the Advisor or of any affiliated organization and their immediate families, members of the NASD, and banks may open an account by wire. Investors interested in investing in Class S must call 1-800-SCUDDER to get an account number. During the call the investor will be asked to indicate the Fund name, class name, amount to be wired ($2,500 minimum for Class S and $1,000 for Class AARP), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, Boston, MA 02101, ABA Number 011000028, DDA Account 9903-5552. The investor must give the Scudder fund name, class name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly. Investors interested in investing in Class AARP should call 1-800-253-2277 for further instructions.


The minimum initial purchase amount is less than $2,500 for Class S under certain plan accounts and is $1,000 for Class AARP.

Additional Information About Making Subsequent Investments

Subsequent purchase orders for $10,000 or more and for an amount not greater than four times the value of the shareholder's account may be placed by telephone, fax, etc. by established shareholders (except by Scudder Individual Retirement Account (IRA), Scudder Horizon Plan, Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) Plan holders), members of the NASD, and banks. Contact the Distributor at 1-800-SCUDDER for additional information. A confirmation of the purchase will be mailed out promptly following receipt of a request to buy. Federal regulations require that payment be received within three business days. If payment is not received within that time, the order is subject to cancellation. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to a Fund.

Minimum Balances

Shareholders should maintain a share balance worth at least $2,500 for Class S and $1,000 for Class AARP. For fiduciary accounts such as IRAs, and custodial accounts such as Uniform Gift to Minor Act, and Uniform Trust to Minor Act accounts, the minimum balance is $1,000 for Class S and $500 for Class AARP. These amounts may be changed by each Fund's Board of Trustees. A shareholder may open an account with at least $1,000 ($500 for fiduciary/custodial accounts), if an automatic investment plan (AIP) of $100/month ($50/month for Class AARP and fiduciary/custodial accounts) is established. Scudder group retirement plans and certain other accounts have similar or lower minimum share balance requirements.

The Funds reserve the right, following 60 days' written notice to applicable shareholders, to:

o for Class S, assess an annual $10 per Fund charge (with the Fee to be paid to the Fund) for any non-fiduciary/non-custodial account without an automatic investment plan (AIP) in place and a balance of less than $2,500; and

o redeem all shares in Fund accounts below $1,000 where a reduction in value has occurred due to a redemption, exchange or transfer out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder.

Reductions in value that result solely from market activity will not trigger an involuntary redemption. Shareholders with a combined household account balance in any of the Scudder Funds of $100,000 or more, as well as group retirement and certain other accounts will not be subject to a fee or automatic redemption.

Fiduciary (e.g., IRA or Roth IRA) and custodial accounts (e.g., UGMA or UTMA) with balances below $100 are subject to automatic redemption following 60 days' written notice to applicable shareholders.

Additional Information About Making Subsequent Investments By Quickbuy

Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of a Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange"), normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, a Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing an QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

Each Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine and to discourage fraud. To the extent that the Funds do not follow such procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Investors interested in making subsequent investments in Class AARP should call 1-800-253-2277 for further instruction.

Checks

A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

If shares of a Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately, and the purchaser may be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse a Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from, or restricted in, placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

To obtain the net asset value determined as of the close of regular trading on the Exchange on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange (normally 4 p.m. eastern time).

The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Share Price

Purchases will be filled without sales charge at the net asset value per share next computed after receipt of the application in good order. Net asset value normally will be computed for each class as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will be executed at the next business day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to Scudder Service Corporation (the "Transfer Agent") in Boston by the close of regular trading on the Exchange.



Share Certificates

Due to the desire of each Fund's management to afford ease of redemption, certificates will not be issued to indicate ownership in a Fund. Share certificates now in a shareholder's possession may be sent to a Fund's Transfer Agent for cancellation and credit to such shareholder's account. Shareholders who prefer may hold the certificates in their possession until they wish to exchange or redeem such shares.

Other Information

Each Fund has authorized certain members of the NASD other than the Distributor to accept purchase and redemption orders for its shares. Those brokers may also designate other parties to accept purchase and redemption orders on a Fund's behalf. Orders for purchase or redemption will be deemed to have been received by a Fund when such brokers or their authorized designees accept the orders. Subject to the terms of the contract between a Fund and the broker, ordinarily orders will be priced at a class' net asset value next computed after acceptance by such brokers or their authorized designees. Further, if purchases or redemptions of a Fund's shares are arranged and settlement is made at an investor's election through any other authorized NASD member, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, also a Fund's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor may suspend or terminate the offering of shares of a Fund at any time for any reason.

The "Tax Identification Number" section of the Application must be completed when opening an account. Applications and purchase orders without a certified tax identification number and certain other certified information (e.g., from exempt organizations a certification of exempt status), will be returned to the investor. The Funds reserve the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

The Trust may issue shares at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

Exchanges


Exchanges are comprised of a redemption from one Scudder Fund and a purchase into another Scudder Fund. The purchase side of the exchange either may be an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500 for Class S and $1,000 for Class AARP. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, address, and account options/features as the account of origin. Exchanges into an existing account must be for $50 or more for Class S and Class AARP. If the account receiving the exchange proceeds is to be different in any respect, the exchange request must be in writing and must contain an original signature guarantee.


Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

There is no charge to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares and therefore may result in tax consequences (gain or loss) to the shareholder, and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Funds and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

The Scudder Funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS". Before making an exchange, shareholders should obtain from Scudder Investor Services, Inc. a prospectus of the Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds or classes of Scudder Funds. For more information, please call 1-800-SCUDDER (for Class S) or 1-800-253-2277 (Class
AARP).

Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.

Redemption By Telephone


This privilege of redeeming shares by telephone or written request may not be used if the shareholder's account has had an address change within 15 days of the redemption request without a signature guarantee. Shareholders currently receive the right, automatically without having to elect it, to redeem by telephone up to $100,000 and have the proceeds mailed to their address of record. Shareholders may also request by telephone to have the proceeds mailed or wired to their predesignated bank account. Wire redemptions must be for at least $1,000. In order to request wire redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.


         (a)      NEW INVESTORS  wishing to establish  the telephone  redemption
                  privilege  must  complete  the  appropriate   section  on  the
                  application.

         (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder pension and profit-sharing, Scudder 401(k) and Scudder 403(b) Planholders) who wish to establish telephone redemption to a predesignated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request), or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.


If a request for a redemption to a shareholder's bank account is made by telephone or fax, payment will be by Federal Reserve bank wire to the bank account designated on the application, unless a request is made that the redemption check be mailed to the designated bank account.


         Note: Investors designating a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption requests by telephone (technically a repurchase agreement between the Fund and the shareholder) of shares purchased by check will not be accepted until the purchase check has cleared, which may take up to seven business days.

Redemption By QuickSell

Shareholders whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $50. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4 p.m. Eastern time, Shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. A Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Redemption By Mail Or Fax

Any  existing  share  certificates   representing  shares  being  redeemed  must
accompany a request for redemption and be duly endorsed or accompanied by a proper stock assignment form with signature(s) guaranteed.

In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).

It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within seven (7) business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays of more than seven (7) days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

The requirements for IRA redemptions are different from those for regular accounts. For more information call 1-800-SCUDDER.

Redemption-in-Kind

The Funds reserve the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by each Fund and valued as they are for purposes of computing each Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Funds are obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of the period.

Special Redemption and Exchange Information


In general, shares of each Fund may be exchanged or redeemed at net asset value. However, shares of each Fund held for less than one year are redeemable at a price equal to 99% of the then current net asset value per share. This 1% discount, referred to in the prospectus and this statement of additional information as a redemption fee, directly affects the amount a shareholder who is subject to the discount receives upon exchange or redemption. It is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions and to facilitate portfolio management. The fee is not a deferred sales charge and is not a commission paid to the Advisor or its subsidiaries. Each Fund reserves the right to modify the terms of or terminate this fee at any time.


The redemption discount will not be applied to (a) a redemption of shares of the Fund outstanding for one year or more; (b) shares purchased through certain Scudder retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Profit Sharing and Money Purchase Pension Plans provided, however, if such shares are purchased through a broker, financial institution or recordkeeper maintaining an omnibus account for the shares, such waiver may not apply (before purchasing shares, please check with your account representative concerning the availability of the fee waiver. In addition, this waiver does not apply to IRA and SEP-IRA accounts.); (c) shares purchased through certain wrap fee programs; (d) a redemption of reinvestment shares (i.e., shares purchased through the reinvestment of dividends or capital gains distributions paid by the
Fund); (e) a redemption of shares by the Fund upon exercise of its right to liquidate accounts (i) falling below the minimum account size by reason of shareholder redemptions or (ii) when the shareholder has failed to provide tax identification information; or (f) a redemption of shares due to the death of the registered shareholder of a Fund account or due to the death of all registered shareholders of a Fund account with more than one registered shareholder (i.e., joint tenant account), upon receipt by Scudder Service Corporation of appropriate written instructions and documentation satisfactory to Scudder Service Corporation. For this purpose and without regard to the shares actually redeemed, shares will be treated as redeemed as follows: first, reinvestment shares; second, purchased shares held one year or more; and third, purchased shares held for less than one year. Finally, if a redeeming shareholder acquires Fund shares through a transfer from another shareholder, applicability of the discount, if any, will be determined by reference to the date the shares were originally purchased, and not from the date of transfer between shareholders

Other Information

If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. A wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including redemptions undertaken to effect an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.

The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment therefore may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC has by order permitted such a suspension for the protection of the Trust's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.

                    FEATURES AND SERVICES OFFERED BY THE FUND

 Internet Access


World Wide Web Site -- The address of the Scudder Funds site is www.scudder.com. The address for Class AARP shares is aarp.scudder.com. These sites offer guidance on global investing and developing strategies to help meet financial goals and provide access to the Scudder investor relations department via e-mail. The sites also enable users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.


Account Access -- The Advisor is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

The Advisor's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web sites. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.


An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

Dividends and Capital Gains Distribution Options


Each Fund will reinvest dividend checks (and future dividends) in shares of that same fund and class if checks are returned undeliverable.


Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional Shares of a Fund. A change of instructions for the method of payment may be given to the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP or by sending written instructions to the Transfer Agent. Please include your account number with your written request.

Reinvestment is usually made at the closing net asset value of the class determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the same class of the Fund.

Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's Direct Distributions Program. Shareholders who elect to participate in the Direct Distributions Program, and whose predesignated checking account of record is with a member bank of Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after a Fund pays its distribution. A Direct Distributions request form can be obtained by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP. Confirmation Statements will be mailed to shareholders as notification that distributions have been deposited.

Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Transaction Summaries

Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP.

                              SPECIAL PLAN ACCOUNTS

Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

Shares of a Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by a Fund's distributor depending on the provisions of the relevant plan or IRA.

None  of  the  plans   assures  a  profit  or  guarantees   protection   against
depreciation, especially in declining markets.

Scudder Retirement Plans: Profit-Sharing and Money Purchase

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code as to form.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Self-Employed Individuals

Shares of a Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions to an IRA of up to the maximum contribution amount described below for each year prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

An eligible individual may contribute up to the maximum contribution amount of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to the maximum contribution amount per individual for married couples, even if only one spouse has earned income). The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for 2008. After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005.

Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

Scudder Roth IRA: Individual Retirement Account

Shares of a Fund may be purchased as the underlying investment for a Roth Individual Retirement Account which meets the requirements of Section 408A of the Internal Revenue Code. A single individual earning below $95,000 can contribute up to the maximum contribution amount per year to a Roth IRA. The maximum contribution amount (whether deductible or nondeductible) permitted to be made to an IRA is $2000 for the 2001 year, and is increased to $3,000 for 2002 through 2004, to $4,000 for 2005 through 2007, and to $5,000 for 2008.

After 2008, the maximum contribution amount will be adjusted to reflect increases in the cost of living. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years, increasing to $1,000 for years after 2005. Further, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006. The maximum contribution amount diminishes and gradually falls to zero for single filers with adjusted gross incomes ranging from $95,000 to $110,000. Married couples earning less than $150,000 combined, and filing jointly, can each contribute the full maximum contribution amount each year (for example, in 2001 each spouse could contribute $2,000 to his or her IRA, for aggregate IRA contributions of $4,000). The maximum contribution amount for married couples filing jointly phases out from $150,000 to $160,000.

An eligible individual can contribute money to a traditional IRA and a Roth IRA as long as the total contribution to all IRAs does not exceed the maximum contribution amount. No tax deduction is allowed under Section 219 of the Internal Revenue Code for contributions to a Roth IRA. Contributions to a Roth IRA may be made even after the individual for whom the account is maintained has attained age 70 1/2.

All income and capital gains derived from Roth IRA investments are reinvested and compounded tax-free. Such tax-free compounding can lead to substantial retirement savings. No distributions are required to be taken prior to the death of the original account holder. If a Roth IRA has been established for a minimum of five years, distributions can be taken tax-free after reaching age 59 1/2, for a first-time home purchase ($10,000 maximum, one-time use) or upon death or disability. All other distributions of earnings from a Roth IRA are taxable and subject to a 10% tax penalty unless an exception applies. Exceptions to the 10% penalty include: disability, certain medical expenses, the purchase of health insurance for an unemployed individual and qualified higher education expenses.

An individual with an income of $100,000 or less (who is not married filing separately) can roll his or her existing IRA into a Roth IRA. However, the individual must pay taxes on the taxable amount in his or her traditional IRA. Individuals who completed the rollover in 1998 were allowed to spread the tax payments over a four-year period. Since 1999, all taxes on such a rollover have had to be paid in the tax year in which the rollover is made.


Scudder 403(b) Plan

Shares of a Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan

Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional Shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s). Any such requests must be received by a Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all Shares of a Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.

An  Automatic   Withdrawal   Plan  request  form  can  be  obtained  by  calling
1-800-SCUDDER for Class S and 1-800-253-2277 for Class AARP.

Group or Salary Deduction Plan

An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan


Shareholders may arrange to make periodic investments in Class S shares through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50 for Class S shares and Class AARP shares.

Shareholders may arrange to make periodic investments in Class AARP of each Fund through automatic deductions from checking accounts. The minimum pre-authorized investment amount is $50. New shareholders who open a Gift to Minors Account pursuant to the Uniform Gift to Minors Act (UGMA) and the Uniform Transfer to Minors Act (UTMA) and who sign up for the Automatic Investment Plan will be able to open a Fund account for less than $500 if they agree to increase their investment to $500 within a 10 month period. Investors may also invest in any Class AARP for $500 a month if they establish a plan with a minimum automatic investment of at least $50 per month. This feature is only available to Gifts to Minors Account investors. The Automatic Investment Plan may be discontinued at any time without prior notice to a shareholder if any debit from their bank is not paid, or by written notice to the shareholder at least thirty days prior to the next scheduled payment to the Automatic Investment Plan.


The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

Each Fund intends to follow the practice of distributing all of its investment company taxable income, which includes any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, a Fund may retain all or part of such gain for reinvestment after paying the related federal income taxes for which the shareholders may then be asked to claim a credit against their federal income tax liability. (See "TAXES.")

If a Fund does not distribute an amount of capital gain and/or ordinary income required to be distributed by an excise tax provision of the Code, it may be subject to such tax. (See "TAXES.") In certain circumstances, a Fund may determine that it is in the interest of shareholders to distribute less than such an amount.

Earnings and profits distributed to shareholders on redemptions of Fund shares may be utilized by a Fund, to the extent permissible, as part of that Fund's deduction for dividend paid on its federal tax return.


The Trust intends to distribute a Fund's investment company taxable income and any net realized capital gains in December, although an additional distribution may be made if necessary. Both types of distributions will be made in shares of a Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent. Distributions of investment company taxable income and net realized capital gains are taxable (See "TAXES"), whether made in shares or cash.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year a Fund issues to each shareholder a statement of the federal income tax status of all distributions in the prior calendar year.

                             PERFORMANCE INFORMATION

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures will be calculated in the following manner:

Average Annual Total Return

Average annual total return is the average annual compound rate of return for the periods of one year and the life of a Fund, ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
Where:

                    T        =        Average Annual Total Return
                    P        =        a hypothetical initial payment of $1,000
                    n        =        number of years
                    ERV      =        ending   redeemable  value:   ERV  is  the
                                      value,   at  the  end  of  the  applicable
                                      period,    of   a   hypothetical    $1,000
                                      investment made at the beginning of the applicable period.


          Average Annual Total Return for the period ended May 31, 2001


                                           One Year              Life of Fund
                                           --------              ------------


Scudder Health Care Fund*
     Class S                                14.88%                 18.89%^(1)
Scudder Technology Innovation Fund*
     Class S*                              -43.13%                 22.59%^(1)


^(1)   For the period beginning March 2, 1998 (commencement of operations).


* The Advisor maintained expenses for each Fund for the fiscal period ended May 31, 1999. The average annual total return for the life of Class S, had the Advisor not maintained Fund expenses, would have been lower.




Cumulative Total Return

Cumulative total return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rate of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
Where:

                    C        =       Cumulative Total Return
                    P        =       a hypothetical initial investment of $1,000
                    ERV      =       ending  redeemable  value:  ERV  is the
                                     value,   at  the  end  of  the  applicable
                                     period,    of   a   hypothetical    $1,000
                                     investment made at the beginning of the applicable period.


            Cumulative Total Return for the period ended May 31, 2001


                                               One Year            Life of Fund
                                               --------            ------------

Scudder Health Care Fund*

     Class S                                    14.88%               75.39%^(1)
     Class AARP                                                     -15.48%^(2)
Scudder Technology Innovation Fund*
     Class S                                   -43.13%               93.73%^(1)
     Class AARP                                                     -54.17^(2)


^(1)     For the period beginning March 2, 1998 (commencement of operations).


^(2) For the period beginning October 2, 2000 (commencement of sales of Class AARP shares).

* The Advisor maintained expenses for each Fund for the fiscal period ended May 31, 1999. The cumulative total return for the life of each Fund, had the Advisor not maintained Fund expenses, would have been lower.


Total Return

Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Quotations of a Fund's performance are historical and are not intended to indicate future performance. An investor's shares when redeemed may be worth more or less than their original cost. Performance of a Fund will vary based on changes in market conditions and the level of a Fund's expenses.

Comparison of Fund Performance

In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs.

From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations.


From time to time, in marketing and other Fund literature, Trustees and officers of the Trust, a Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Advisor has under management in various geographical areas may be quoted in advertising and marketing materials.


The Funds may be advertised as an investment choice in Scudder's college planning program.

Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds.

                            ORGANIZATION OF THE FUNDS


The Funds are non-diversified series of Scudder Securities Trust, formerly Scudder Development Fund, a Massachusetts business trust established under a Declaration of Trust dated October 16, 1985. The Trust's predecessor was organized as a Delaware corporation in 1970. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, all of which have equal rights as to voting, dividends and liquidation. The Trust's shares are currently divided into five series: Scudder Development Fund, Scudder Small Company Value Fund, Scudder 21st Century Growth Fund, Scudder Health Care Fund and Scudder Technology Innovation Fund. Scudder Health Care Fund is further divided into six classes of shares: Class AARP, Class S, Class A, Class B, Class C and Class I. Scudder Technology Innovation Fund is divided into five classes: Class AARP, Class S, Class A, Class B and Class C.


The Trustees have the authority to issue additional series of shares and to designate the relative rights and preferences as between the different series. Each share of the Funds (or class thereof) has equal rights with each other share of that Fund (or class) as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.

The Trustees, in their discretion, may authorize the division of shares of the Funds (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution.

The Declaration of Trust provides that obligations of a Fund are not binding upon the Trustees individually but only upon the property of a Fund, that a Trustees and officers will not be liable for errors of judgment or mistakes of fact or law and that a Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with a Fund, except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Funds. Nothing in the Declaration of Trust, however, protects or indemnifies a Trustee or officer against any liability to which that person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of that person's office.


                               INVESTMENT ADVISOR

Zurich Scudder Investments, Inc. (the "Advisor"), formerly Scudder Kemper Investments, Inc., an investment counsel firm, acts as investment advisor to each Fund. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc., is one of the most experienced investment counsel firms in the U.
S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Advisor introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On December 31, 1997, Zurich Insurance Company ("Zurich") acquired a majority interest in the Advisor, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of the Advisor. The Advisor's name changed to Scudder Kemper Investments, Inc. On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Advisor) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders. On October 17, 2000, the dual holding company structure of Zurich Financial Services Group, comprised of Allied Zurich p.l.c. in the United Kingdom and Zurich Allied A.G. in Switzerland, was unified into a single Swiss holding company, Zurich Financial Services. On January 1, 2001, the Advisor changed its name from Scudder Kemper Investments, Inc. to Zurich Scudder Investments, Inc.

Founded in 1872, Zurich is a multinational, public corporation organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.

The principal source of the Advisor's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations, as well as providing investment advice to over 280 open- and closed-end mutual funds.

The Advisor maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Advisor receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Advisor's clients. However, the Advisor regards this information and material as an adjunct to its own research activities. The Advisor's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which a Fund may invest, the conclusions and investment decisions of the Advisor with respect to a Fund are based primarily on the analyses of its own research department.

Certain investments may be appropriate for a Fund and also for other clients advised by the Advisor. Investment decisions for each Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Advisor to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Advisor in the interest of achieving the most favorable net results to a Fund.

In certain cases, the investments for each Fund are managed by the same individuals who manage one or more other mutual funds advised by the Advisor, that have similar names, objectives and investment styles. You should be aware that each Fund is likely to differ from other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of each Fund can be expected to vary from those of these other mutual funds.

Upon consummation of the B.A.T transaction on September 7, 1998, each Fund's existing investment management agreement with the Advisor were deemed to have been assigned and, therefore, terminated. The Board approved new investment management agreements with the Advisor, which were substantially identical to the current investment management agreements, except for the date of execution and termination. These agreements became effective on September 7, 1998 upon the termination of the then current investment management agreements and were approved at a shareholder meeting held on December 15, 1998.

The present investment management agreements dated October 2, 2000 (the "Agreements") for each Fund were last approved by the Trustees on August 14, 2001. The Agreements will continue in effect until September 30, 2001 and will continue from year to year thereafter only if their continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreements or interested persons of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of the Trust's Trustees or of a majority of the outstanding voting securities of the respective Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice and automatically terminate in the event of their assignment.

Under the Agreements, the Advisor regularly provides a Fund with continuing investment management for a Fund's portfolio consistent with each Fund's investment objective, policies and restrictions and determines what securities shall be purchased, held or sold and what portion of a Fund's assets shall be held uninvested, subject to the Trust's Declaration of Trust, By-Laws, the 1940 Act, the Code and to a Fund's investment objective, policies and restrictions, and subject, further, to such policies and instructions as the Board of Trustees of the Trust may from time to time establish. The Advisor also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of each Fund.

Under the Agreements, the Advisor renders significant administrative services (not otherwise provided by third parties) necessary for each Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to a Fund (such as a Fund's transfer agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters;
monitoring the valuation of securities and the calculation of the NAV; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends; and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.

The Advisor pays the compensation and expenses of all Trustees, officers and executive employees (except expenses incurred attending Board and committee meetings outside New York, New York or Boston, Massachusetts) of the Trust affiliated with the Advisor and makes available, without expense to each Fund, the services of such Trustees, officers and employees of the Advisor as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides each Fund's office space and facilities.

Prior to October 2, 2000, for the above services, Health Care Fund and Technology Innovation Fund each paid the Advisor an annual fee equal to 0.85% of average daily net assets payable monthly, provided each Fund will make interim payments as may be requested by the Advisor not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Advisor had agreed until September 30, 2000 to maintain the total annualized expenses of each of the Health Care Fund and Technology Innovation Fund at no more than 1.75%, of the average daily net assets of each Fund. For the year ended May 31, 2000, the Advisor did not impose a portion of its management fee for Health Care Fund, which amounted to $16,645, and the amount imposed aggregated $492,222. For the year ended May 31, 2000, the management fee for Technology Innovation Fund amounted to $3,470,232.

Effective October 2, 2000, Health Care Fund pays the Advisor a fee equal to an annual rate of 0.85% of the first $500,000,000 of the average daily net assets and 0.80% of such net assets in excess of $500,000,000, computed and accrued daily and payable monthly. Technology Innovation Fund pays the Advisor a fee equal to an annual rate of 0.85% of the first $500,000,000 of the average daily net assets, 0.80% on the next $500,000,000, 0.75% on the next $500,000,000,
0.70% on the next $500,000,000 and 0.65% of such net assets in excess of $2, 000,000,000, computed and accrued daily and payable monthly.

For the year ended May 31, 2001, the management fees for Health Care Fund and Technology Innovation Fund aggregated $1,772,283 and $5,718,033, respectively, which was equivalent to annual effective rates of 0.85% and 0.84% of each Fund's average daily net assets. In addition the Advisor reimbursed Technology Innovation Fund $501,810 for losses incurred in connection with certain portfolio transactions.

Under the Agreements, the Funds are responsible for all of their other expenses including: organizational costs, fees and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Funds' accounting agent; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Funds who are not affiliated with the Advisor; the cost of printing and distributing reports and notices to stockholders; and the fees and disbursements of custodians. The Funds may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of a Fund. The Funds are also responsible for the expenses of shareholders' meetings, the cost of responding to shareholders' inquiries, and the expenses incurred in connection with litigation, proceedings and claims and the legal obligation they may have to indemnify their officers and Trustees of Funds with respect thereto.

The Agreements identify the Advisor as the exclusive licensee of the rights to use and sublicense the names "Scudder", "Zurich Scudder Investments, Inc." and "Scudder Stevens and Clark, Inc." (together, the "Scudder Marks"). Under this license, the Trust, with respect to the Funds, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.

In reviewing the terms of the Agreements and in discussions with the Advisor concerning such Management Agreement, the Trustees of the Trust who are not "interested persons" of the Advisor are represented by independent counsel at the Funds' expense.

The Agreements provide that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from reckless disregard by the Advisor of its obligations and duties under the Agreements.

Officers and employees of the Advisor from time to time may have transactions with various banks, including the Funds' custodian bank. It is the Advisor's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

The Advisor may serve as Advisor to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

None of the officers or Trustees of the Trust may have dealings with a Fund as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of that Fund.

The term Scudder Investments is the designation given to the services provided by Zurich Scudder Investments, Inc. and its affiliates to the Scudder Family of Funds.

AARP through its affiliates monitors and approves the AARP Investment Program from Scudder, but does not recommend specific mutual funds. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP
Class shares of each fund. This fee is calculated on a daily basis as a percentage of the combined net assets of AARP Classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP Classes become larger, are as follows: 0.07% for the first $6 billion in net assets, 0.06% for the next $10 billion and 0.05% thereafter. These amounts are used for the general purposes of AARP and its members.

AMA InvestmentLink(SM) Program


Pursuant to an Agreement between the Advisor and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Advisor has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Advisor with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLink(SM) Program. The Advisor will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLink(SM) Program will be a customer of the Advisor (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLink(SM) is a service mark of AMA Solutions, Inc.


Code of Ethics


The Fund, the Advisor and principal underwriter have each adopted codes of ethics under rule 17j-1 of the Investment Company Act. Board members, officers of the Fund and employees of the Advisor and principal underwriter are permitted to make personal securities transactions, including transactions in securities that may be purchased or held by the Fund, subject to requirements and restrictions set forth in the applicable Code of Ethics. The Advisor's Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Fund. Among other things, the Advisor's Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Advisor's Code of Ethics may be granted in particular circumstances after review by appropriate personnel.


Administrative Fee


Each Fund has entered into administrative services agreements (the "Administration Agreements"), with the Advisor pursuant to which the Advisor will provide or pay others to provide substantially all of the administrative services required by a Fund (other than those provided by the Advisor under its investment management agreements with the Funds, as described above) in exchange for the payment by each Fund of an administrative services fee (the "Administrative Fee") of 0.35% of its average daily net assets for each Fund. One effect of these arrangements is to make each Fund's future expense ratio more predictable. The Administrative Fee became effective on October 2, 2000 for each of the Funds. The details of the proposal (including expenses that are not covered) are set out below.

Various third party service providers (the "Service Providers"), some of which are affiliated with the Advisor, provide certain services to the Funds pursuant to separate agreements with the Funds. Scudder Fund Accounting Corporation, a subsidiary of the Advisor, computes net asset value for the Funds and maintains their accounting records. Scudder Service Corporation, also a subsidiary of the Advisor, is the transfer, shareholder servicing and dividend-paying agent for the shares of the Funds. Scudder Trust Company, an affiliate of the Advisor, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. As custodian, State Street Bank holds the portfolio securities of the Funds, pursuant to a custodian agreement.
PricewaterhouseCoopers LLP audits the financial statements of the Funds and provides other audit, tax, and related services.

The Advisor will pay the Service Providers for the provision of their services to the Funds and will pay other fund expenses, including insurance, registration, printing and postage fees. In return, each Fund will pay the Advisor an Administrative Fee.

Each Administration Agreement has an initial term of three years, subject to earlier termination by the Fund's Board. The fee payable by a Fund to the Advisor pursuant to the Administration Agreements is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Funds will not be borne by the Advisor under the Administration Agreements, such as taxes, interest and extraordinary expenses; and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). In addition, each Fund will continue to pay the fees required by its investment management agreement with the Advisor.




                              TRUSTEES AND OFFICERS
                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      --------------------                    --------------


Henry P. Becton, Jr. (57)         Trustee                 President, WGBH Educational Foundation            --

WGBH
125 Western Avenue
Allston, MA 02134


Linda C. Coughlin (49)+*          Chairperson,            Managing Director of Zurich Scudder     Director and Senior
                                  President and Trustee   Investments, Inc.                       Vice President

Dawn-Marie Driscoll (54)          Trustee                 Executive Fellow, Center for Business             --
4909 SW 9th Place                                         Ethics, Bentley College; President,
Cape Coral, FL  33914                                     Driscoll Associates

Edgar R. Fiedler (72)             Trustee                 Senior Fellow and Economic Counselor,             --
50023 Brogden                                             The Conference Board, Inc.

Chapel Hill, NC


Keith R. Fox (47)                 Trustee                 General Partner, Exeter Group of                  --
10 East 53rd Street                                       Funds

New York, NY  10022

                                       41

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      --------------------                    --------------


Jean Gleason Stromberg (57)       Trustee                 Consultant; Director, Financial                   --
3816 Military Road, NW                                    Institutions Issues, U.S. General
Washington, D.C.                                          Accounting Office (1996-1997);

                                                          Partner, Fulbright & Jaworski (law
                                                          firm) (1978-1996)


Jean C. Tempel (58)               Trustee                 Managing  Director, First Light                   --
One Boston Place 23rd Floor                               Capital (venture capital firm)

Boston, MA 02108


Steven Zaleznick (46)*            Trustee                 President and CEO, AARP Services, Inc.            --
601 E Street

Washington, D.C. 20004




John R. Hebble (43)+              Treasurer               Senior Vice President of Zurich         Assistant Treasurer
                                                          Scudder Investments, Inc.

Caroline Pearson (38)+            Assistant Secretary     Managing Director of Zurich Scudder     Clerk
                                                          Investments, Inc.; Associate, Dechert
                                                          Price & Rhoads (law firm) 1989 - 1997

John Millette (38)+               Vice President and      Vice President of Zurich Scudder       --
                                  Secretary               Investments, Inc.

Thomas V. Bruns (44)***           Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

William F. Glavin (43) +          Vice President          Managing Director of Zurich Scudder     Vice President
                                                          Investments, Inc.

Thomas Lally (34)                 Vice President          Managing Director of Zurich Scudder     Vice President
                                                          Investments, Inc.

James E. Masur (41) +             Vice President          Senior Vice President of Zurich        --
                                                          Scudder Investments, Inc.

Kathryn L. Quirk (48) ++          Vice President and      Managing Director of Zurich Scudder     Vice President,
                                  Assistant Secretary     Investments, Inc.                       Director, Chief Legal
                                                                                                  Officer and Secretary



                                       42

                                                                                                  Position with
                                                                                                  Underwriter,
                                                                                                  Scudder Investor
Name, Age, and Address            Position with Fund      Principal Occupation**                  Services, Inc.
----------------------            ------------------      --------------------                    --------------

Howard Schneider (44) +           Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

Brenda Lyons (38) +               Assistant Treasurer     Senior Vice President of Zurich        --
                                                          Scudder Investments, Inc.

Peter Chin (59) ++                Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

J. Brooks Dougherty (42) ++       Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

James E. Fenger (42) ***_         Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

Sewall Hodges (46) ++             Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

Robert L. Horton (35)             Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

Blair J. Treisman (33)            Vice President          Managing Director of Zurich Scudder    --
                                                          Investments, Inc.

Robert D. Tymoczko (31)           Vice President          Senior Vice President of Zurich        --
                                                          Scudder Investments, Inc.

* Ms. Coughlin and Mr. Zaleznick are considered by the Funds and their counsel to be persons who are "interested persons" of the Advisor or of the Trust, within the meaning of the Investment Company Act of 1940, as amended.


** Unless otherwise stated, all of the Trustees and officers have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

+      Address:  Two International Place, Boston, Massachusetts

++     Address:  345 Park Avenue, New York, New York


***    Address: 222 South Riverside Plaza, Chicago, Illinois

#      Address: 101 California Street Suite 4100 San Francisco, California

The Trustees and officers of the Funds also serve in similar capacities with other Scudder Funds.

As of August 31, 2001, all Trustees and officers of the Funds, as a group, owned beneficially (as that term is defined in Section 13 (d) of the Securities and Exchange Act of 1934) less than 1% of the outstanding shares of any class of Technology Innovation Fund and Health Care Fund.


To the best of the Trust's knowledge, except at stated below, no person owned of record more than 5% or more of the outstanding shares of any class of any Fund. They may be deemed to be the beneficial owner of certain of these shares.

Name                         Fund                       Class          Shares                 Percentage
----                         ----                       -----          ------                 ----------


Charles Schwab & Co.         Technology Innovation      S              1,460,125              7.82%
101 Montgomery Street        Fund

San Francisco, CA 94101


Charles Schwab & Co.         Health Care Fund           S              1,065,693              12.14%
101 Montgomery Street

San Francisco, CA 94101

                                  REMUNERATION

Responsibilities of the Board -- Board and Committee Meetings


The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with the Advisor. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designated to assure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Advisor and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Advisor and its affiliates, and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by the Funds' independent public accountants and by independent legal counsel selected by the Independent Trustees.


All of the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.

Compensation of Officers and Trustees

Each Independent Trustee receives compensation for his or her services, which includes an annual retainer and an attendance fee for each meeting attended. The Independent Trustee who serves as lead trustee receives additional compensation for his or her service. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at trustee's educational seminars or conferences, service on industry or association committees, participation as speakers at trustees' conferences or service on special trustee task forces or subcommittees. Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.


The Independent Trustees also serve in the same capacity for other funds managed by the Advisor. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1999 from the Trust and from all of the Scudder funds as a group.



Name                        Scudder Securities Trust*      All Scudder Funds
----                        -------------------------      -----------------


Henry P. Becton, Jr. **              $3,370               $159,093 (30 funds)
Dawn-Marie Driscoll**                $5,421               $157,162 (30 funds)
Edgar R. Fiedler**                   $3,796               $303,974 (29 funds)+
Keith R. Fox                         $30,313              $181,913 (23 funds)
Jean Gleason Stromberg**             $3,370               $100,371 (16 funds)
Jean C. Tempel**                     $3,370               $152,487 (30 funds)


* Scudder Securities Trust consists of five funds: Scudder Development Fund, Scudder Health Care Fund, Scudder Technology Innovation Fund, Scudder Small Company Value Fund and Scudder 21st Century Growth Fund.


** Newly-elected Trustee. On July 11, 2000, shareholders of each Fund elected a new Board of Trustees. See the "Trustees and Officers" section for the newly constituted Board of Trustees.


+ As of December 31, 2000, Mr. Fiedler had a total of $2,003 accrued over the prior year through a deferred compensation program for serving on the board of Scudder Money Market Trust, formerly known as Scudder Funds, Inc. During the year ended December 31, 2000, Mr. Fiedler had a total of $174,960.91 previously accrued in a deferred compensation program serving on the board of the Scudder Money Market Trust.

Members of the Board of Trustees who are employees of the Advisor or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Advisor, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                   DISTRIBUTOR


The Trust has an underwriting agreement with Scudder Investor Services, Inc., a Massachusetts corporation, which is a subsidiary of the Advisor, a Delaware corporation. The Trust's underwriting agreement dated May 8, 2000 remained in effect until September 30, 2001 and will remain in effect from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of a Fund. The underwriting agreement was last approved by the Trustees on August 14, 2001.


Under the underwriting agreement, the Funds are responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering each Fund as a broker or dealer in various states, as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor); notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and any prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions
(unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Funds and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Funds to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Funds, unless a Rule 12b-1 Plan is in effect which provides that the Funds shall bear some or all of such expenses.



As agent, the Distributor currently offers shares of the Funds on a continuous basis to investors in all states in which shares of a Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of the Funds.

                                      TAXES

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code or a predecessor statute and has qualified as such since its inception. They intend to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gain) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.



Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.


From November 1, 2000 through May 31, 2001, the Scudder Health Care and Scudder Technology Innovation Fund incurred approximately $17,593,000 and $150,800,000, respectively, of net realized capital losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising in the fiscal year ended May 31, 2002.


Investment company taxable income generally is made up of dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of a Fund.

If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, that Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a proportionate share of federal income taxes paid by a Fund on such gains as a credit against the shareholder's federal income tax liability, and will be entitled to increase the adjusted tax basis of the shareholder's Fund shares by the difference between such reported gains and the shareholder's tax credit. If a Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

Distributions of investment company taxable income are taxable to shareholders as ordinary income.


Dividends from domestic corporations are expected to comprise a substantial part of each Fund's gross income. If any such dividends constitute a portion of a Fund's gross income, a portion of the income distributions of a Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of a Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of a Fund are deemed to have been held by the Fund or the shareholder, as the case may be, for less than 46 days during the 90-day period beginning 45 days before the shares become ex-dividend.


Properly designated distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder on his or her federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.


A qualifying individual may make a deductible IRA contribution for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or
(ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level in 2001 ($53,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $53,000 and $63,000; $33,000 for a single individual, with a phase-out for adjusted gross income between $33,000 and $43,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,000 per individual for married couples if only one spouse has earned income) for that year. The $2000 limit on contributions (whether deductible or nondeductible) is increased to $3,000 for 2002 through 2004. In addition, for 2002 through 2005, individuals who are age 50 or older will be permitted to make additional "catch-up" contributions of $500 in each of those years. In addition, a temporary nonrefundable income tax credit of up to $1,000 may be available for certain individuals with low and middle incomes for 2002 through 2006.There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.




Distributions by a Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

Equity options (including covered call options written on portfolio stock) and over-the-counter options on debt securities written or purchased by a Fund will be subject to tax under Section 1234 of the Code. In general, no loss will be recognized by a Fund upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e. long-term or short-term) will generally depend, in the case of a lapse or sale of the option, on the Fund's holding period for the option, and in the case of the exercise of a put option, on a Fund's holding period for the underlying property. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of any property in the Fund's portfolio similar to the property underlying the put option. If a Fund writes an option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as short-term capital gain or loss. If the option is exercised, the character of the gain or loss depends on the holding period of the underlying stock.

Positions of a Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stocks or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for certain "qualified covered call options" on stock written by a Fund.

Many futures and forward contracts entered into by a Fund and listed nonequity options written or purchased by a Fund (including options on debt securities, options on futures contracts, options on securities indices and options on currencies), will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss. Moreover, on the last trading day of a Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Fund will be treated as ordinary income or loss.

Positions  of a Fund which  consist of at least one  position  not  governed  by
Section 1256 and at least one futures or forward contract or nonequity option or other position governed by Section 1256 which substantially diminishes a Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Fund will monitor its transactions in options, foreign currency futures and forward contracts and may make certain tax elections in connection with these investments.


Notwithstanding any of the foregoing, recent tax law changes may require a Fund to recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. A transaction during the tax year that would otherwise be a constructive sale may be disregarded if 1) the transaction is closed by the 30th day after the close of the tax year, and 2) the taxpayer holds the appreciated financial position (without reduction of risk of loss) throughout the 60-day period following the date of closing of the transaction.


Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will be required to recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other strategic transactions with respect to property that becomes substantially worthless.

Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated are ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

A portion of the difference between the issue price of zero coupon securities and their face value (the "original issue discount") is considered to be income to a Fund each year, even thought the Fund will not receive cash interest payments from the securities. This original issue discount imputed income will comprise a part of the investment company taxable income of the Funds which must be distributed to shareholders in order to maintain the qualification of the Funds as regulated investment companies and to avoid federal income tax at the Fund's level.

If a Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of a Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of a Fund, other than the taxable year of the excess distribution or deposition, would be taxed to a Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of a foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Fund's investment company taxable income and, accordingly, would not be taxable to that Fund to the extent distributed by the Fund as a dividend to its shareholders.

Each Fund may make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, each Fund would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds a Fund's adjusted basis in these shares; any mark-to-market losses and any loss from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. The effect of the election would be to treat excess distributions and gains on dispositions as ordinary income which is not subject to a fund-level tax when distributed to shareholders as a dividend. Alternatively, the Funds may elect to include as income and gains their share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

Dividend and interest income received by a Fund from services outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate those foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect to investments by foreign investors.


Each Fund will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of
Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 30.5% (30% for 2002 and 2003) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


Shareholders of a Fund may be subject to state and local taxes on distributions received from that Fund and on redemptions of the Fund's shares.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

Shareholders should consult their tax advisors about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.


                             PORTFOLIO TRANSACTIONS

Brokerage Commissions


Allocation of brokerage is supervised by the Advisor.

The primary objective of the Advisor in placing orders for the purchase and sale of securities for the Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Advisor seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Advisor routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.

The Fund's purchases and sales of fixed-income securities are generally placed by the Advisor with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Advisor's practice to place such orders with broker/dealers who supply research, market and statistical information to the Advisor or the Fund. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Advisor is authorized when placing portfolio transactions, if applicable, for the Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Advisor has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services, to the Advisor or the Fund in exchange for the direction by the Advisor of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Advisor may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

Although certain research services from broker/dealers may be useful to the Fund and to the Advisor, it is the opinion of the Advisor that such information only supplements the Advisor's own research effort since the information must still be analyzed, weighed, and reviewed by the Advisor's staff. Such information may be useful to the Advisor in providing services to clients other than the Fund, and not all such information is used by the Advisor in connection with the Fund. Conversely, such information provided to the Advisor by broker/dealers through whom other clients of the Advisor effect securities transactions may be useful to the Advisor in providing services to the Fund.

For the fiscal period ended May 31, 1999, Health Care Fund paid brokerage commissions of $74,815. For Health Care Fund, $39,415 (53% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The amount of such transactions aggregated $120,200,875 (53% of all transactions).

For the fiscal period ended May 31, 1999 Technology Innovation Fund paid brokerage commissions of $75,697. For Technology Innovation Fund, $53,131 (70% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The amount of such transactions aggregated $208,104,964 (72% of all transactions).

For the fiscal period ended May 31, 2000, Health Care Fund paid brokerage commissions of $107,532. For Health Care Fund, for the fiscal period ended May 31, 2000, $68,820 (64% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The amount of such transactions aggregated $130,315,477 (67% of all transactions).

For the fiscal period ended May 31, 2000 Technology Innovation Fund paid brokerage commissions of $212,095. For Technology Innovation Fund, for the fiscal period ended May 31, 2000, $172,702 (81% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The amount of such transactions aggregated $688,292,450 (67% of all transactions).

For the fiscal period ended May 31, 2001, Health Care Fund paid brokerage commissions of $227,421. For the fiscal period ended May 31, 2001, $146,422 (64.34% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The total amount of brokerage transactions aggregated, for the fiscal year ended May 31, 2001 was $423,846,287, of which $149,379,024 (35.24%)
were  transactions  which included research  commissions.

For the fiscal period ended May 31, 2001, Technology Innovation Fund paid brokerage commissions of $869,605. For the fiscal period ended May 31, 2001, $558,970 (64.28% of the total brokerage commissions paid) resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Fund or the Advisor. The total amount of brokerage transactions aggregated, for the fiscal year ended May 31, 2001 was $2,773,379,773 of which $1,480,406,799
(53.38% of all transactions) were transactions which included research commissions.


The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


The portfolio turnover rates (defined by the SEC as the ratio of the lesser of sales or purchases to the monthly average value of such securities owned during the year, excluding all securities whose remaining maturities at the time of acquisition were one year or less) for the fiscal period ended May 31, 1999 for Health Care Fund and Technology Innovation Fund were 133% and 135%, respectively. For the fiscal period ended May 31, 2000 the portfolio turnover rates for Health Care Fund and Technology Innovation Fund were 142% and 83%, respectively. For the fiscal period ended May 31, 2001 the portfolio turnover rates for Health Care Fund and Technology Innovation Fund were 65% and 165%, respectively. Higher levels of activity by a Fund result in higher transaction costs and may also result in taxes on realized capital gains to be borne by the Fund's shareholders. Purchases and sales are made for the Fund whenever necessary, in management's opinion, to meet a Fund's objective.


                                 NET ASSET VALUE

The net asset value of shares of the Fund is computed as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Net asset value per share is determined separately for each class of shares by dividing the value of the total assets of the Fund attributable to the shares of that class, less all liabilities attributable to that class, by the total number of shares of that class outstanding. The per share net asset value may be lower for certain classes of the Fund because of higher expenses borne by these classes.

An exchange-traded equity security is valued at its most recent sale price on the relevant exchange as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean") on such exchange as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on such exchange as of the Value Time. An equity security which is traded on the Nasdaq Stock Market, Inc. ("Nasdaq") system or another over-the-counter ("OTC") market is valued at its most recent sale price on Nasdaq or such other OTC market as of the Value Time. Lacking any sales, the security is valued at the Calculated Mean on Nasdaq or such other OTC market as of the Value Time. If it is not possible to determine the Calculated Mean, the security is valued at the most recent bid quotation on Nasdaq or such other OTC market as of the Value Time. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the "official close" or the "official closing price" or other similar term) will be considered the most recent sale price. If a security is traded on more than one exchange, or upon one or more exchanges and in the OTC market, quotations are taken from the market in which the security is traded most extensively.

Debt securities are valued as follows. Money market instruments purchased with an original or remaining maturity of 60 days or less, maturing at par, are valued at amortized cost. Other money market instruments are valued based on information obtained from an approved pricing agent or, if such information is not readily available, by using matrix pricing techniques (formula driven calculations based primarily on current market yields). Bank loans are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, based on quotations or evaluated prices obtained from one or more broker-dealers. Privately placed debt securities, other than Rule 144A debt securities, initially are valued at cost and thereafter based on all relevant factors including type of security, size of holding and restrictions on disposition. Municipal debt securities are valued at prices supplied by an approved pricing agent (which are intended to reflect the mean between the bid and asked prices), if available, and otherwise at the average of the means based on the most recent bid and asked quotations or evaluated prices obtained from two broker-dealers. Other debt securities are valued at prices supplied by an approved pricing agent, if available, and otherwise at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. If it is not possible to value a particular debt security pursuant to the above methods, the security is valued on the basis of factors including (but not limited to) maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.

An exchange-traded option contract on securities, currencies and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the option contract is valued at the Calculated Mean. If it is not possible to determine the Calculated Mean, the option contract is valued at the most recent bid quotation in the case of a purchased option contract or the most recent asked quotation in the case of a written option contract, in each case as of the Value Time. An option contract on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until expiration is valued at the evaluated price provided by the broker-dealer with which it was traded. An option contract on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until expiration is valued at the average of the evaluated prices provided by two broker-dealers. Futures contracts (and options thereon) are valued at the most recent settlement price as of the Value Time on such exchange. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate, which shall be determined not more than one hour before the Value Time based on information obtained from sources determined by the Advisor to be appropriate.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

If market quotations for a portfolio asset are not readily available or the value of a portfolio asset as determined in accordance with Board approved procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Fund's Pricing Committee (or, in some cases, the Board's Valuation Committee), represents fair market value. The value of other portfolio holdings owned by the Fund is determined in a manner which is intended to fairly reflect the fair market value of the asset on the valuation date, based on valuation procedures adopted by the Fund's Board and overseen primarily by the Fund's Pricing Committee.


                             ADDITIONAL INFORMATION
Experts

The financial highlights of the Funds included in the Funds' prospectus and the financial statements incorporated by reference in this Statement of Additional Information have been incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, independent accountants, and given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with accepted auditing standards generally accepted in the United States of America and the preparation of federal tax returns.

Other Information


Many of the investment changes in the Funds will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of a Fund. These transactions will reflect investment decisions made by the Advisor in the light of its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

The CUSIP number of Scudder Health Care Fund -- Class S is 811196-60-9.

The  CUSIP  number  of  Scudder  Technology   Innovation  Fund  --  Class  S  is
811196-70-8.


The CUSIP number of Scudder Health Care Fund - Class AARP is 811196-86-4.


The CUSIP number of Scudder Technology Innovation Fund -- Class AARP is 811196-85-6.


Each Fund has a fiscal year end of May 31.

Dechert acts as counsel for the Funds.

The Funds employ State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 as Custodian.

Costs of $28,000 and $28,000 incurred by Health Care Fund and Technology Innovation Fund, respectively, in conjunction with their organization are amortized over the five-year period beginning January 5, 1998.


Scudder Service Corporation ("SSC"), P.O. Box 2291, Boston, Massachusetts, 02107-2291, a subsidiary of the Advisor, is the transfer and dividend disbursing agent for the Funds. SSC also serves as shareholder service agent and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Prior to the implementation of the Administration Agreements, the Funds each paid SSC an annual fee for each account maintained for a participant. For the year ended May 31, 1999, SSC imposed its fee for Health Care Fund and Technology Innovation Fund aggregating $303,720 and $402,981, respectively. For the year ended May 31, 2000, SSC imposed its fee for Health Care Fund and Technology Innovation Fund aggregating $334,505 and $1,304,080.

The Fund(s), or the Advisor (including any affiliate of the Advisor), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

Annual service fees are paid by the Funds to Scudder Trust Company, Two International Place, Boston, Massachusetts, 02110-4103, an affiliate of the Advisor, for certain retirement plan accounts.

Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Advisor, computes net asset values for the Funds. Prior to the implementation of the Administration Agreements, each Fund paid SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the year ended May 31, 1999, SFAC imposed its fees for Health Care Fund and Technology Innovation Fund aggregating $37,500 and $39,654, respectively,. For the year ended May 31, 2000, SFAC imposed its fees for Health Care Fund and Technology Innovation Fund aggregating $43,815 and $73,522, respectively. For the year ended May 31, 2001, SFAC imposed its fee for Health Care Fund and Technology Innovation Fund aggregating $18,676 and $34,973, respectively, of which all was paid at May 31, 2001.


The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Funds have filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to each Fund and the securities offered hereby. This Registration Statement and its amendments are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


The financial statements, including the investment portfolios, of Health Care Fund and Technology Innovation Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements in the Annual Report to the Shareholders of the Funds dated May 31, 2001 are incorporated herein by reference, and are hereby deemed to be a part of this Statement of Additional Information.

                            SCUDDER SECURITIES TRUST

                            Scudder Health Care Fund
                       Scudder Technology Innovation Fund

Item 23.            Exhibits:
--------            --------
                    (a)      (1)      Amended and Restated Declaration of Trust dated December 21, 1987, incorporated by reference to Post-Effective Amendment No. 43 to the
                                      Registration Statement.

                             (2)      Amendment to Amended and Restated Declaration of Trust, dated
                                      December 13, 1990, is incorporated by reference to Post-Effective
                                      Amendment No. 43 to the Registration Statement.

                             (3)      Amendment to Amended and Restated Declaration of Trust to change the name of the Trust, dated July 21, 1995, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                      Statement.

                             (4)      Amendment to Amended and Restated Declaration of Trust to add new
                                      series, dated July 21, 1995, is incorporated by reference to
                                      Post-Effective Amendment No. 35 to the Registration Statement.

                             (5)      Establishment and Designation of Series of Shares of Beneficial
                                      Interest, $0.01 par value, with respect to Scudder Development
                                      Fund, Scudder Small Company Value Fund, Scudder Micro Cap Fund, and
                                      Scudder 21st Century Growth Fund, dated June 6, 1996, is
                                      incorporated by reference to Post-Effective Amendment No. 40 to the
                                      Registration Statement.

                             (6)      Establishment and Designation of Series of Shares of Beneficial
                                      Interest, $0.01 par value, with respect to Scudder Development
                                      Fund, Scudder Financial Services Fund, Scudder Health Care Fund,
                                      Scudder Micro Cap Fund, Scudder Small Company Value Fund, Scudder
                                      Technology Fund, and Scudder 21st Century Growth Fund, dated June
                                      3, 1997, is incorporated by reference to Post-Effective Amendment
                                      No. 46 to the Registration Statement.

                             (7)      Establishment and Designation of Classes of Shares of Beneficial
                                      Interest, $0.01 par value, with respect to Scudder 21st Century
                                      Growth Fund (Class A Shares, Class B Shares, Class C Shares and
                                      Class S Shares), dated February 8, 2000, is incorporated by reference to Post-Effective Amendment 70 to the Registration
                                      Statement.

                             (8)      Establishment and Designation of Classes of Shares of Beneficial
                                      Interest, $.01 Par Value, with respect to Scudder 21st Century
                                      Growth Fund (Class A Shares, Class B Shares, Class C Shares, Class
                                      S Shares and Class AARP Shares), dated April 19, 2000, is
                                      Incorporated by reference to Post-Effective Amendment No. 72 to the
                                      Registration Statement.

                             (9)      Establishment and Designation of Classes of Shares of Beneficial
                                      Interest, $.01 Par Value, Scudder Health Care Fund - Class S Shares
                                      and Scudder Health Care Fund - AARP Shares, dated April 19, 2000, is incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.

                             (10)     Establishment and Designation of Classes of Shares of Beneficial
                                      Interest, $.01 Par Value, Scudder Small Company Value Fund - Class
                                      S Shares and Scudder Small Company Value Fund - AARP Shares, dated
                                      April 19, 2000, is incorporated by reference to Post-Effective
                                      Amendment No. 72 to the Registration Statement.

                             (11)     Establishment and Designation of Classes of Shares of Beneficial
                                      Interest, $.01 Par Value, Scudder Technology Fund - Class S Shares
                                      and Scudder Technology Fund - AARP Shares, dated April 19, 2000 is incorporated by reference to Post-Effective Amendment No. 72 to the
                                      Registration Statement.

                             (12)     Amended and Restated Establishment and Designation of Shares of
                                      Beneficial Interest, Classes A,B,C and I with respect to Scudder
                                      Health Care Fund, is incorporated by reference to Post Effective
                                      Amendment No. 76 to the Registration Statement.

                             (13)     Amended and Restated Establishment and Designation of Shares of
                                      Beneficial Interest, Classes A,B and C with respect to Scudder
                                      Technology Innovation Fund, is incorporated by reference to Post
                                      Effective Amendment No. 76 to the Registration Statement.

                    (b)      (1)      By-Laws as of October 16, 1985, are incorporated by reference to
                                      Post-Effective Amendment No. 43 to the Registration Statement.

                             (2)      Amendment to the Bylaws of Registrant, as amended through December
                                      9, 1985 is incorporated by reference to Post-Effective Amendment
                                      No. 43 to the Registration Statement.




                                Part C - Page 1

                             (3)      Amendment to the By-Laws, Article IV: Notice of Meetings, dated
                                      December 12, 1991, is incorporated by reference to Post-Effective
                                      Amendment No. 43 to the Registration Statement.

                             (4)      Amendment to the By-Laws of Registrant, dated February 7, 2000, is incorporated by reference to Post-Effective Amendment No. 72 to the
                                      Registration Statement.

                             (5)      Amendment to the By-Laws of Registrant, dated November 13, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the
                                      Registration Statement.

                    (c)               Inapplicable.

                    (d)      (1)      Investment Management Agreement between the Registrant (on behalf of Scudder Development Fund) and Scudder Kemper Investments, Inc.,
                                      dated September 7, 1998, is incorporated by reference to
                                      Post-Effective Amendment No. 62 to the Registration Statement.

                             (2)      Investment Management Agreement between the Registrant (on behalf of Scudder Small Company Value Fund) and Scudder Kemper
                                      Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration
                                      Statement.

                             (3)      Investment Management Agreement between the Registrant (on behalf of Scudder Micro Cap Fund) and Scudder Kemper Investments, Inc.,
                                      dated September 7, 1998, is incorporated by reference to
                                      Post-Effective Amendment No. 62 to the Registration Statement.

                             (4)      Investment Management Agreement between the Registrant (on behalf of Scudder Financial Services Fund) and Scudder Kemper
                                      Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration
                                      Statement.

                             (5)      Investment Management Agreement between the Registrant (on behalf of Scudder Health Care Fund) and Scudder Kemper Investments, Inc.,
                                      dated September 7, 1998, is incorporated by reference to
                                      Post-Effective Amendment No. 62 to the Registration Statement.

                             (6)      Investment Management Agreement between the Registrant (on behalf of Scudder Technology Fund) and Scudder Kemper Investments, Inc.,
                                      dated September 7, 1998, is incorporated by reference to
                                      Post-Effective Amendment No. 62 to the Registration Statement.



                                Part C - Page 2

                             (7)       Investment Management Agreement between the Registrant (on behalf of Scudder 21st Century Growth Fund) and Scudder Kemper
                                       Investments, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration
                                       Statement.

                             (8)       Investment Management Agreement between the Registrant, on behalf of Scudder 21st Century Growth Fund, and Scudder Kemper
                                       Investments, Inc., dated October 2, 2000, is incorporated by reference to Post-Effective Amendment No. 74 to the Registration
                                       Statement.

                             (9)       Investment Management Agreement between the Registrant, on behalf of Scudder Development Fund, and Scudder Kemper Investments, Inc.,
                                       dated October 2, 2000, is incorporated by reference to
                                       Post-Effective Amendment No. 74 to the Registration Statement.

                             (10)      Amended and Restated Investment Management Agreement between the
                                       Registrant, on behalf of Scudder Healthcare Fund, and Scudder
                                       Kemper Investments, Inc., dated October 2, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the
                                       Registration Statement.

                             (11)      Amended and Restated Investment Management Agreement between the
                                       Registrant, on behalf of Scudder Technology Fund, and Scudder
                                       Kemper Investments, Inc., dated October 2,2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration
                                       Statement.

                    (e)      (1)       Underwriting Agreement between the Registrant and Scudder Investor
                                       Services, Inc., dated September 7, 1998, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration
                                       Statement.

                             (2)       Underwriting Agreement between the Registrant and Kemper
                                       Distributors Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement.

                             (3)       Underwriting Agreement between the Registrant and Scudder Investor
                                       Services, Inc., dated May 8, 2000, is incorporated by reference to
                                       Post-Effective Amendment No. 72 to the Registration Statement.

                             (4)       Underwriting and Distribution Services Agreement between the
                                       Registrant and Kemper Distributors, Inc., dated November 13, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration Statement.


                                Part C - Page 3

                    (f)                Inapplicable.

                    (g)      (1)       Custodian Contract between the Registrant and State Street Bank and Trust Company, dated September 6, 1995, is incorporated by reference to Post-Effective Amendment No. 35 to the Registration
                                       Statement.

                             (2)       Fee schedule for Exhibit (g)(1) is incorporated by reference to
                                       Post-Effective Amendment No. 35 to the Registration Statement.

                             (3)       Amendment to Custody Contract between the Registrant and State
                                       Street Bank and Trust Company, dated March 1, 1999, is
                                       incorporated by referenced to Post-Effective Amendment No. 69 to the Registration Statement.

                             (4)       Sub-custodian Agreement between Brown Brothers Harriman & Co. and
                                       The Bank of New York, London office, dated January 30, 1979, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                             (5)       Fee schedule for Exhibit (g)(4) is incorporated by reference to
                                       Post-Effective Amendment No. 43 to the Registration Statement.

                             (6)       Amendment to Custodian Contract between the Registrant and State
                                       Street Bank and Trust Company, dated November 17, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration Statement.


                             (7)       Amendment to Custodian Contract between the Registrant and State
                                       Street Bank and Trust Company, dated July 2, 2001 incorporated herein.


                    (h)      (1)       Transfer Agency and Service Agreement between the Registrant and
                                       Scudder Service Corporation, dated October 2, 1989, is
                                       incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.

                             (2)       Revised fee schedule for Exhibit (h)(1) is incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                       Statement.

                             (3)       Service Agreement between Copeland Associates, Inc. (on behalf of
                                       Scudder Development Fund) and Scudder Service Corporation, dated
                                       June 8, 1995, is incorporated by reference to Post-Effective
                                       Amendment No. 35 to the Registration Statement.





                                Part C - Page 4

                             (4)       Agency Agreement between the Registrant and Kemper Service
                                       Company, dated November 8, 2000, is incorporated by reference to
                                       Post Effective Amendment No. 76 to the Registration Statement.

                             (5)       COMPASS Service Agreement between the Registrant and Scudder Trust
                                       Company, dated January 1, 1990, is incorporated by reference to
                                       Post-Effective Amendment No. 43 to the Registration Statement.

                             (6)       Fee schedule for Exhibit (h)(4) is incorporated by reference to
                                       Post-Effective Amendment No. 43 to the Registration Statement.

                             (7)       Shareholder Services Agreement between the Registrant and Charles
                                       Schwab & Co., Inc., dated June 1, 1990, is incorporated by reference to Post-Effective Amendment No. 43 to the Registration
                                       Statement.

                             (8)       Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Development Fund) and Scudder Fund Accounting
                                       Corporation, dated March 21, 1995, is incorporated by reference to
                                       Post-Effective Amendment No. 35 to the Registration Statement.

                             (9)       Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Small Company Value Fund) and Scudder Fund
                                       Accounting Corporation, dated October 6, 1995, is incorporated by reference to Post-Effective Amendment No. 37 to the Registration
                                       Statement.

                             (10)      Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Micro Cap Fund) and Scudder Fund Accounting
                                       Corporation, dated August 12, 1996, is incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement.

                             (11)      Fund Accounting Services Agreement between the Registrant (on behalf of Scudder 21st Century Growth Fund) and Scudder Fund
                                       Accounting Corporation, dated September 9, 1996, is incorporated by reference to Post-Effective Amendment No. 41 to the
                                       Registration Statement.

                             (12)      Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Financial Services Fund) and Scudder Fund
                                       Accounting Corporation, dated September 11, 1997, is incorporated by reference to Post-Effective Amendment No. 50 to the
                                       Registration Statement.




                                Part C - Page 5

                             (13)      Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Health Care Fund) and Scudder Fund Accounting
                                       Corporation, dated December 4, 1997, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                             (14)      Fund Accounting Services Agreement between the Registrant (on behalf of Scudder Technology Fund) and Scudder Fund Accounting
                                       Corporation, dated December 4, 1997, is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement.

                             (15)      Revised Fund Accounting Services Agreement between the Registrant
                                       (on behalf of Scudder Technology Fund) and Scudder Fund Accounting
                                       Corporation, dated November 13, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration Statement.

                             (16)      Revised Fund Accounting Services Agreement between the Registrant
                                       (on behalf of Scudder Healthcare Fund) and Scudder Fund Accounting
                                       Corporation, dated November 13, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration Statement.

                             (17)      Administrative Services Agreement between Scudder 21st Century
                                       Growth Fund and Kemper Distributors, Inc., dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement.

                             (18)      Agency Agreement between the Registrant (on behalf of Scudder 21st
                                       Century Growth Fund) and Kemper Service Company, dated May 1,
                                       2000, is incorporated by reference to Post-Effective Amendment No.
                                       71 to the Registration Statement.

                             (19)      Fund Accounting Agreement between Scudder 21st Century Growth Fund and Scudder Fund Accounting Corporation, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement.

                             (20)      Administrative Services Agreement (and Fee Schedule thereto)
                                       between the Registrant, on behalf of Scudder 21st Century Growth
                                       Fund, Scudder Development Fund, Scudder Health Care Fund, Scudder
                                       Small Company Value Fund and Scudder Technology Fund, Inc., and
                                       Scudder Kemper Investments, Inc., dated October 2, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration Statement.






                                Part C - Page 6

                             (21)      Amended and Restated Administrative Services Agreement between the
                                       Registrant and Scudder Kemper Investments, Inc., dated November
                                       13, 2000, is incorporated by reference to Post Effective Amendment
                                       No. 76 to the Registration Statement.

                             (22)      Shareholder Services Agreement between the Registrant and Kemper
                                       Distributors, Inc., dated November 13, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration
                                       Statement.

                    (i)                Legal Opinion and Consent of Counsel is filed herein.

                    (j)                Consent of Independent Auditors is filed herein.

                    (k)                Inapplicable.

                    (l)                Inapplicable.

                    (m)      (1)       Rule 12b-1 Plan for Class B and Class C Shares of Scudder 21st
                                       Century Growth Fund, dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 71 to the Registration
                                       Statement.

                             (2)       Rule 12b-1 Plan between the Registrant, on behalf of Scudder
                                       Technology Fund (Class A,B and C shares), dated November 13, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration Statement.

                             (3)       Rule 12b-1 Plan between the Registrant, on behalf of Scudder
                                       Healthcare Fund (Class A,B and C shares), dated November 13, 2000, is incorporated by reference to Post Effective Amendment No. 76 to the Registration Statement.

                    (n)      (1)       Mutual Funds Multi-Distribution System Plan Pursuant to Rule 18f-3
                                       is incorporated by reference to Post-Effective Amendment No. 70 to the Registration Statement.

                             (2)       Amended Plan With Respect to Scudder 21st Century Growth Fund
                                       Pursuant to Rule 18f-3, dated March 14, 2000, is incorporated by reference to Post-Effective Amendment No. 72 to the Registration
                                       Statement.

                             (3)       Plan With Respect to Scudder Health Care Fund Pursuant to Rule
                                       18f-3, dated March 14, 2000, is incorporated by reference to
                                       Post-Effective Amendment No. 72 to the Registration Statement.





                                Part C - Page 7

                             (4)       Plan With Respect to Scudder Small Company Value Fund Pursuant to
                                       Rule 18f-3, dated March 14, 2000, is incorporated by reference to
                                       Post-Effective Amendment No. 72 to the Registration Statement.

                             (5)       Amended and Restated Plan With Respect to Scudder Technology Fund
                                       Pursuant to Rule 18f-3, dated May 8, 2000, is incorporated by reference to Post-Effective Amendment No. 72 to the Registration
                                       Statement.

                             (6)       Amended and Restated Plan pursuant to Rule 18f-3 is incorporated by reference to Post Effective Amendment No. 76 to the
                                       Registration Statement.

                    (p)      (1)       Code of Ethics of Scudder Securities Trust is incorporated by reference to Post-Effective Amendment No. 71 to the Registration
                                       Statement.

                             (2)       Amended Code of Ethics of Scudder Securities Trust is filed herein.

                             (3)       Scudder Kemper Investments, Inc. and certain of its subsidiaries including Kemper Distributors, Inc. and Scudder Investor Services,
                                       Inc., incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.

                             (4)       Amended Code of Ethics of Scudder Kemper Investments, Inc. and
                                       certain of its subsidiaries including Scudder Distributors, Inc.
                                       and Scudder Investments Services, Inc. is filed herein.

--------
Item 24.  Persons Controlled by or under Common Control with Registrant
--------  -------------------------------------------------------------

          None

Item 25.  Indemnification
--------  ---------------

          A policy of insurance covering Scudder Kemper Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder Kemper Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article IV, Sections 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

          Section 4.1. No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust.





                                Part C - Page 8

          No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this
          Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

               (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

               (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No indemnification shall be provided hereunder to a Trustee or officer:




                                Part C - Page 9

               (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

               (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or
          (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                    (A) by the court or other body approving the settlement or other disposition; or

                    (B) based upon a review of readily available facts (as
               opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall insure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

          (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

               (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

               (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that




                                Part C - Page 10
          there is reason to believe that the recipient ultimately will be found entitled to indemnification.

               As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 26. Business or Other Connections of Investment Adviser
-------- ---------------------------------------------------

          Zurich Scudder Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                      Business and Other Connections of Board of Directors of Registrant's Advisor

         Name
Lynn S. Birdsong      Director and Vice President, Zurich Scudder Investments, Inc.**
                      Director and Chairman, Scudder Investments (Luxembourg) S.A.#
                      Director, Scudder Investments (U.K.) Ltd. oo
                      Director and Chairman of the Board, Scudder Investments Asia, Ltd. ooo
                      Director and Chairman, Zurich Scudder Investments Japan, Inc. +
                      Senior Vice President, Scudder Investor Services, Inc.
                      Director and Chairman, Scudder Trust (Cayman) Ltd. @@@
                      Director, Scudder, Stevens & Clark Australia x
                      Director and Vice President, Zurich Investment Management, Inc. xx
                      Director and President, Scudder, Stevens & Clark Corporation **
                      Director and President, Scudder , Stevens & Clark Overseas Corporation o
                      Director, Scudder Threadneedle International Ltd.
                      Director, Korea Bond Fund Management Co., Ltd. @@

Nicholas Bratt        Director and Vice President, Zurich Scudder Investments, Inc.**
                      Vice President, Scudder, Stevens & Clark Corporation **
                      Vice President, Scudder, Stevens & Clark Overseas Corporation o

Laurence W. Cheng     Director, Zurich Scudder Investments, Inc.**
                      Member, Corporate Executive Board, Zurich Insurance Company of Switzerland ##
                      Director, ZKI Holding Corporation xx

Martin Feinsteim      Director, Zurich Scudder Investments, Inc.**

Steven Gluckstern     Director, Chairman of the Board, Zurich Scudder Investments, Inc. **

Gunther Gose          Director, Zurich Scudder Investments, Inc.**
                      CFO, Member Group Executive Board, Zurich Financial Services, Inc. ##
                      CEO/Branch Offices, Zurich Life Insurance Company ##




                                Part C - Page 11

Harold D. Kahn        Treasurer and Chief Financial Officer, Zurich Scudder Investments, Inc.**

Kathryn L. Quirk      Chief Legal Officer, Chief Compliance Officer and Secretary, Zurich Scudder Investments,
                            Inc.**
                      Director, Vice President, Chief Legal Officer and Secretary, Scudder Distributors, Inc.
                      Director and Secretary, Scudder Investments Service Company
                      Director, Senior Vice President, Chief Legal Officer & Assistant Clerk, Scudder Investor
                            Services, Inc.
                      Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                      Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                      Director & Assistant Clerk, Scudder Service Corporation*
                      Director and Secretary, SFA, Inc.*
                      Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                      Director, Scudder, Stevens & Clark Japan, Inc. ###
                      Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                      Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                      Director, Vice President and Secretary, Scudder Realty Advisers, Inc. @
                      Director and Secretary, Scudder, Stevens & Clark Corporation**
                      Director and Secretary, Scudder, Stevens & Clark Overseas Corporation o
                      Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                      Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                      Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                      Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                      Director, Vice President and Secretary, SS&C Investment Corporation**
                      Director, Vice President and Secretary, SIS Investment Corporation**
                      Director, Vice President and Secretary, SRV Investment Corporation**
                      Director, Vice President, Chief Legal Officer and Secretary, Scudder Financial Services, Inc.*
                      Director, Korea Bond Fund Management Co., Ltd. @@
                      Director, Scudder Threadneedle International Ltd.
                      Director, Chairman of the Board and Secretary, Scudder Investments Canada, Ltd.
                      Director, Zurich Scudder Investments Japan, Inc. +
                      Director and Secretary, Scudder Kemper Holdings (UK) Ltd. oo
                      Director and Secretary, Zurich Investment Management, Inc. xx




                                Part C - Page 12

Farhan Sharaff        Chief Investment Officer, Zurich Scudder Investments, Inc.**

Edmond D. Villani     Director, President and Chief Executive Officer, Zurich Scudder Investments, Inc.**
                      Director, Scudder, Stevens & Clark Japan, Inc. ###
                      President and Director, Scudder, Stevens & Clark Overseas Corporation o
                      President and Director, Scudder, Stevens & Clark Corporation**
                      Director, Scudder Realty Advisors, Inc.  @
                      Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg
                      Director, Scudder Threadneedle International Ltd.
                      Director, Zurich Scudder Investments Japan, Inc. +
                      Director, Zurich Scudder Holdings (UK) Ltd. oo
                      President and Director, Zurich Investment Management, Inc. xx
                      Director and Deputy Chairman, Scudder Investment Holdings Ltd.


     *    Two International Place, Boston, MA
     @
          333 South Hope Street, Los Angeles, CA
     **   345 Park Avenue, New York, NY
     # Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
     ***  Toronto, Ontario, Canada
     @@@  Grand Cayman, Cayman Islands, British West Indies
     o    20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
     ###  1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
     xx   222 S. Riverside, Chicago, IL
     xxx  Zurich Towers, 1400 American Ln., Schaumburg, IL
     @@ P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
     ##   Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland
          One South Place, 5th Floor, London EC2M 2ZS England
     oo
     ooo  One Exchange Square, 29th Floor, Hong Kong
     + Kamiyachyo Mori Building, 12F1, 4-3-20, Toranomon, Minato-ku, Tokyo 105-0001
     x    Level 3, Five Blue Street, North Sydney, NSW 2060

Item 27.  Principal Underwriters.
--------  ----------------------

          (a)

          Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Zurich Scudder Investments, Inc.

          (b)

          The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 27.




                                Part C - Page 13

         (1)                               (2)                                     (3)

     Scudder Investor Services,
     Inc. Name and Principal           Position and Offices with               Positions and
     Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
     ----------------                  -------------------------------         -----------------------

     Lynn S. Birdsong                  Senior Vice President                   None
     345 Park Avenue
     New York, NY 10154-0010

     Ann P. Burbank                    Vice President                          None
     Two International Place
     Boston, MA  02110-4103

     Mark S. Casady                    President, Director and Assistant       None
     Two International Place           Treasurer
     Boston, MA  02110-4103

     Linda C. Coughlin                 Senior Vice President and Director      Trustee and President
     Two International Place
     Boston, MA  02110-4103

     Scott B. David                    Vice President                          None
     Two International Place
     Boston, MA 02110-4103

     Richard W. Desmond                Vice President                          None
     345 Park Avenue
     New York, NY  10154-0010

     William F. Glavin                 Vice President                          None
     Two International Place
     Boston, MA 02110-4103

     Robert J. Guerin                  Vice President                          None
     Two International Place
     Boston, MA 02110-4103

     John R. Hebble                    Assistant Treasurer                     Treasurer
     Two International Place
     Boston, MA  02110-4103

     James J. McGovern                 Chief Financial Officer and Treasurer   None
     345 Park Avenue
     New York, NY  10154-0010

     Kimberly S. Nassar                Vice President                          None
     Two International Place
     Boston, MA  02110-4103




                                Part C - Page 14

     Scudder Investor Services,
     Inc. Name and Principal           Position and Offices with               Positions and
     Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
     ----------------                  -------------------------------         -----------------------
     Gloria S. Nelund                  Vice President                          None
     345 Park Avenue
     New York, NY 10154-0010

     Lorie C. O'Malley                 Vice President                          None
     Two International Place
     Boston, MA 02110-4103

     Caroline Pearson                  Clerk                                   Assistant Secretary
     Two International Place
     Boston, MA  02110-4103

     Kevin G. Poole                    Vice President                          None
     Two International Place
     Boston, MA  02110-4103

     Kathryn L. Quirk                  Senior Vice President, Chief Legal      Vice President and
     345 Park Avenue                   Officer, Assistant Clerk, and Director  Assistant Secretary
     New York, NY  10154-0010

     Howard S. Schneider               Vice President                          Vice President
     Two International Place
     Boston, MA 02110-4103


     Linda J. Wondrack                 Vice President and Chief Compliance     None
     Two International Place           Officer
     Boston, MA  02110-4103

          (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage            Other
                 Underwriter             Commissions       And Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

          (d)

          Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares (on behalf of the Class A, B, C, I) and acts as principal underwriter of other Zurich Scudder Funds.




                                Part C - Page 15

          (e)

          Information on the officers and directors of Scudder Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


         (1)                    (2)                                          (3)

                                Positions and Offices with                   Positions and
         Name                   Scudder Distributors, Inc.                   Offices with Registrant
         ----                   --------------------------                   -----------------------

         Thomas V. Bruns        President                                    Vice President

         Linda C. Coughlin      Vice Chairman and Director                   President and
                                                                             Director/Trustee

         Kathryn L. Quirk       Director, Secretary, Chief Legal             Vice President and
                                Officer and Vice President                   Assistant Secretary

         James J. McGovern      Chief Financial Officer and Treasurer        None

         Linda J. Wondrack      Vice President and Chief Compliance          None
                                Officer

         Paula Gaccione         Vice President                               None

         Michael E. Harrington  Managing Director                            None

         Todd N. Gierke         Assistant Treasurer                          None

         Philip J. Collora      Assistant Secretary                          None

         Diane E. Ratekin       Assistant Secretary                          None

         Mark S. Casady         Director and Chairman                        President

         Terrence S. McBride    Vice President                               None

         Robert Froelich        Managing Director                            None

         C. Perry Moore         Senior Vice President and Managing           None
                                Director

         Lorie O'Malley         Managing Director                            None

         William F. Glavin      Managing Director                            Vice President

         Gary N. Kocher         Managing Director                            None




                                Part C - Page 16

         Susan K. Crawshaw      Vice President                               None

         Johnston A. Norris     Managing Director and Senior Vice President  None

         John H. Robison, Jr.   Managing Director and Senior Vice President  None

         Robert J. Guerin       Vice President                               None

         Kimberly S. Nassar     Vice President                               None

         Scott B. David         Vice President                               None

         Richard A. Bodem       Vice President                               None

     (f)  Not applicable

Item 28.  Location of Accounts and Records.
--------  ---------------------------------

          Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Zurich Scudder Investments Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts. Quincy, Massachusetts maintains records relating to the duties of the Registrant's custodian. Scudder Service Corporation, Two International Place, Boston, Massachusetts, maintains records relating to the duties of the Registrant's transfer agent.

Item 29.  Management Services.
--------  --------------------

          Inapplicable.

Item 30.  Undertakings.
--------  -------------

          Inapplicable.



                                Part C - Page 17

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 27th day of September 2001.

                                        SCUDDER SECURITIES TRUST

                                        By:      /s/ John Millette
                                                 ----------------------
                                                 John Millette
                                                 Secretary

         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/ Linda C. Coughlin
--------------------------------------
Linda C. Coughlin                           Trustee and President (Chief                 September 27, 2001
                                            Executive Officer)

/s/ Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      September 27, 2001

/s/ Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      September 27, 2001

/s/ Edgar R. Fiedler
--------------------------------------
Edgar R. Fiedler *                          Trustee                                      September 27, 2001

/s/ Keith R. Fox
--------------------------------------
Keith R. Fox*                               Trustee                                      September 27, 2001

/s/ Jean Gleason Stromberg
--------------------------------------
Jean Gleason Stromberg *                    Trustee                                      September 27, 2001

/s/ Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      September 27, 2001

/s/ Steven Zaleznick
--------------------------------------
Steven Zaleznick*                           Trustee                                      September 27, 2001

/s/ John R. Hebble
--------------------------------------
John R. Hebble                              Treasurer (Chief Financial Officer)          September 27, 2001


*By:     /s/ John Millette
         ------------------------
         John Millette**
         Secretary**

     Attorney-in-fact pursuant to powers of attorney contained in and incorporated by reference to Post-Effective Amendments No. 62, No. 71 and No.72 to the Registration Statement

                                                               File No. 2-36238
                                                               File No. 811-2021



                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549





                                    EXHIBITS

                                       TO

                                    FORM N-1A



                         POST-EFFECTIVE AMENDMENT NO. 77

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 61

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                            SCUDDER SECURITIES TRUST

                            SCUDDER SECURITIES TRUST

                                  EXHIBIT INDEX

                                     (g)(7)
                                       (i)
                                       (j)
                                     (p)(2)
                                     (p)(4)